UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity intends to use a new approach in the way Total Bond Fund invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade debt securities. Central funds are mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market segment, such as corporate bonds or mortgage-backed securities. Central funds will allow Total Bond Fund's portfolio manager to utilize the security selection and market expertise of the central fund manager in constructing the overall portfolio consistent with the fund's investment objective.

In connection with this change, the fund changed its fiscal year end on August 31, 2006, from July 31 to August 31 to align it with the fiscal year end of the new fixed-income central funds.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Total Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Life of FundA
Total Bond	2.46%	5.17%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Total Bond on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers U.S. Universal Index performed over the same period.

Going forward, the fund's primary benchmark will be the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers U.S. Universal Index because the Lehman Brothers Aggregate Bond Index is more widely recognized and used by similar funds. The fund will retain the Lehman Brothers U.S. Universal Index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity Total Bond Fund

Investment-grade bonds sank in the first two months of the 12-month period ending August 31, 2006, after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the 12-month period as a whole according the Lehman Brothers® Aggregate Bond Index.

Total Bond returned 2.46% for the 12 months ending August 31, 2006, the fund's new fiscal year end, outpacing the Lehman Brothers Aggregate Bond Index, which became the fund's primary benchmark on June 1, 2006, and the Lehman Brothers Universal Index, which gained 2.18%. For the one-month period ending August 31, 2006 - the period since I last reported to you - Total Bond gained 1.46%, while the Lehman Brothers Aggregate Bond Index rose 1.53% and the Lehman Brothers Universal Index returned 1.56%. Benefiting fund returns versus the Aggregate Bond index during the 12-month period was security selection in the investment-grade corporate segment. Yield-curve positioning also helped, as did favorable sector allocation, including an overweighting in asset-backed securities and an out-of-index exposure to collateralized mortgage obligations. Some holdings in these securitized products resulted from our advantageous allocation to Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. Investments in emerging-markets and high-yield debt - including a small stake in Fidelity Floating Rate Central Investment Portfolio - contributed as well. We've recently increased the fund's limit on high-yield and emerging-markets securities to allow for more investment flexibility, while keeping at least 80% of the fund in investment-grade debt. Detracting from performance was an underweighted exposure to mortgage pass-through securities, which performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31st to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,020.50	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.92
Class T
Actual	$ 1,000.00	$ 1,019.90	$ 4.58
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Class B
Actual	$ 1,000.00	$ 1,016.70	$ 7.78
HypotheticalA	$ 1,000.00	$ 1,017.49	$ 7.78
Class C
Actual	$ 1,000.00	$ 1,016.30	$ 8.13
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.13
Total Bond
Actual	$ 1,000.00	$ 1,022.20	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,020.80	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.77%
Class T	.90%
Class B	1.53%
Class C	1.60%
Total Bond	.45%
Institutional Class	.57%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of July 31, 2006
U. S. Government and U. S. Government Agency Obligations 46.1%	U. S. Government and U. S. Government Agency Obligations 48.1%
AAA 10.8%	AAA 11.7%
AA 3.3%	AA 3.4%
A 6.2%	A 7.8%
BBB 16.0%	BBB 15.7%
BB and Below 8.6%	BB and Below 8.7%
Not Rated 1.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of August 31, 2006
1 month ago
Years	6.0	6.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
1 month ago
Years	4.3	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006*		As of July 31, 2006**
	Corporate Bonds 24.8%		Corporate Bonds 24.6%
	U. S. Government and U. S. Government Agency Obligations 46.1%		U. S. Government and U. S. Government Agency Obligations 48.1%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 9.9%
	CMOs and Other Mortgage Related Securities 8.8%		CMOs and Other Mortgage Related Securities 9.4%
	Other Investments 4.6%		Other Investments 4.8%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.9%	** Foreign investments	9.1%
* Futures and Swaps	14.4%	** Futures and Swaps	14.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 92,000
Goodyear Tire & Rubber Co. 9% 7/1/15	500,000	500,000
Tenneco, Inc. 8.625% 11/15/14	555,000	552,225
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	93,090
Visteon Corp. 7% 3/10/14	690,000	624,450
		1,861,765
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,226,250
7.45% 7/16/31	5,000,000	3,925,000
General Motors Corp.:
6.375% 5/1/08	800,000	772,000
8.25% 7/15/23	800,000	664,000
		6,587,250
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (d)	340,000	343,400
Carriage Services, Inc. 7.875% 1/15/15	650,000	627,250
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,813
6.75% 4/1/16	1,205,000	1,146,256
		2,191,719
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	105,000	104,475
Domino's, Inc. 8.25% 7/1/11	55,000	56,925
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	60,550
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	47,625
8% 11/15/13	225,000	229,219
Herbst Gaming, Inc.:
7% 11/15/14	50,000	48,125
8.125% 6/1/12	70,000	71,400
Host Marriott LP:
6.75% 6/1/16	100,000	97,000
7.125% 11/1/13	35,000	35,394
ITT Corp. 7.375% 11/15/15	250,000	260,000
Kerzner International Ltd. 6.75% 10/1/15	140,000	149,450
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	435,000	409,988
MGM MIRAGE:
6% 10/1/09	50,000	48,938
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM MIRAGE: - continued
8.375% 2/1/11	$ 40,000	$ 41,150
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	39,250
MTR Gaming Group, Inc. 9.75% 4/1/10	385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	79,800
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	140,700
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	241,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	30,000	30,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	68,425
7.25% 5/1/12	50,000	49,250
Six Flags, Inc.:
9.625% 6/1/14	180,000	160,650
9.75% 4/15/13	55,000	49,638
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	98,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	250,000	271,250
Station Casinos, Inc.:
6% 4/1/12	420,000	400,050
6.5% 2/1/14	40,000	37,300
6.625% 3/15/18	50,000	44,625
6.875% 3/1/16	450,000	416,813
Town Sports International, Inc. 9.625% 4/15/11	106,000	111,035
Vail Resorts, Inc. 6.75% 2/15/14	60,000	58,125
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	42,000	44,415
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	164,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	152,800
		4,783,015
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	637,177
Goodman Global Holdings, Inc. 7.875% 12/15/12	180,000	168,750
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	43,815
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
6.5% 1/15/14	$ 100,000	$ 90,500
8.875% 4/1/12	10,000	9,763
KB Home 7.25% 6/15/18	100,000	92,636
Sealy Mattress Co. 8.25% 6/15/14	50,000	50,375
Technical Olympic USA, Inc. 8.25% 4/1/11 (d)	200,000	187,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (d)	265,000	275,600
WCI Communities, Inc. 9.125% 5/1/12	35,000	30,975
		1,587,091
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	541,459
Cablevision Systems Corp.:
8% 4/15/12	530,000	530,000
9.62% 4/1/09 (f)	340,000	362,100
CanWest Media, Inc. 8% 9/15/12	30,000	28,950
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	615,000	621,919
10.25% 9/15/10	100,000	101,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	370,000	374,625
Cinemark, Inc. 0% 3/15/14 (b)	100,000	78,250
Comcast Corp.:
4.95% 6/15/16	530,000	488,837
5.5% 3/15/11	625,000	623,926
5.85% 1/15/10	500,000	505,367
6.45% 3/15/37	7,845,000	7,693,089
Cox Communications, Inc.:
4.625% 1/15/10	6,210,000	6,015,944
4.625% 6/1/13	1,060,000	978,175
CSC Holdings, Inc.:
7.25% 4/15/12 (d)(f)	460,000	450,800
7.875% 2/15/18	400,000	405,000
8.125% 7/15/09	365,000	377,319
Dex Media, Inc.:
0% 11/15/13 (b)	95,000	79,800
0% 11/15/13 (b)	5,000	4,200
8% 11/15/13	260,000	259,025
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 450,000	$ 437,063
6.625% 10/1/14	400,000	382,520
7.125% 2/1/16 (d)	750,000	729,375
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49	770,000	766,150
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (c)	1,116,302	1,117,697
Granite Broadcasting Corp. 9.75% 12/1/10	390,000	359,775
Houghton Mifflin Co.:
0% 10/15/13 (b)	450,000	378,000
8.25% 2/1/11	500,000	503,125
9.875% 2/1/13	445,000	457,238
iesy Repository GmbH 10.375% 2/15/15 (d)	80,000	75,200
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	101,750
Liberty Media Corp.:
5.7% 5/15/13	570,000	531,525
5.7% 5/15/13	450,000	419,625
8.5% 7/15/29	130,000	131,580
LodgeNet Entertainment Corp. 9.5% 6/15/13	440,000	468,050
News America Holdings, Inc. 7.75% 12/1/45	170,000	186,648
News America, Inc.:
6.2% 12/15/34	5,330,000	4,980,523
6.4% 12/15/35	500,000	479,127
Nexstar Broadcasting, Inc. 7% 1/15/14	700,000	630,000
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(d)	300,000	171,750
10% 8/1/14 (d)	400,000	409,500
PanAmSat Corp.:
6.375% 1/15/08	200,000	198,000
9% 8/15/14	84,000	85,050
Paxson Communications Corp.:
8.7569% 1/15/12 (d)(f)	700,000	710,500
11.7569% 1/15/13 (d)(f)	800,000	804,000
Quebecor Media, Inc. 7.75% 3/15/16	450,000	444,375
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (d)	280,000	296,800
10.375% 9/1/14 (d)	30,000	33,375
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,313
The Reader's Digest Association, Inc. 6.5% 3/1/11	600,000	575,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Entertainment Co. LP 8.375% 7/15/33	$ 1,000,000	$ 1,146,804
Time Warner, Inc.:
6.625% 5/15/29	8,830,000	8,653,426
9.125% 1/15/13	40,000	45,996
Viacom, Inc. 5.75% 4/30/11 (d)	995,000	986,811
Visant Holding Corp. 8.75% 12/1/13 (d)	450,000	442,125
		48,708,206
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15	100,000	106,250
The May Department Stores Co. 6.7% 7/15/34	620,000	620,709
		726,959
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,650
9% 6/15/12	265,000	266,656
AutoNation, Inc. 7% 4/15/14 (d)	50,000	49,250
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	420,000	427,875
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	82,800
Sonic Automotive, Inc. 8.625% 8/15/13	665,000	658,350
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,625
		1,596,206
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	190,000	186,200
Levi Strauss & Co.:
8.875% 4/1/16	100,000	98,000
9.75% 1/15/15	180,000	186,075
10.258% 4/1/12 (f)	320,000	328,800
12.25% 12/15/12	315,000	353,194
		1,152,269
TOTAL CONSUMER DISCRETIONARY		69,194,480
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	425,000	402,065
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	31,425
8.5% 8/1/14	60,000	56,700
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Southern States Cooperative, Inc. 10.5% 11/1/10 (d)	$ 365,000	$ 381,425
Stater Brothers Holdings, Inc. 8.125% 6/15/12	330,000	330,000
		799,550
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	40,000	40,700
Gruma SA de CV 7.75% 12/3/49	200,000	198,250
H.J. Heinz Co. 6.428% 12/1/08 (d)(f)	450,000	458,532
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	370,000	385,725
NPI Merger Corp. 9.23% 10/15/13 (d)(f)	20,000	20,700
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
Swift & Co.:
10.125% 10/1/09	350,000	360,500
12.5% 1/1/10	80,000	80,600
		1,585,407
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	120,000	118,542
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	88,375
		206,917
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	239,333
TOTAL CONSUMER STAPLES		3,233,272
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	334,021
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	275,000	257,970
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	42,680
Hanover Compressor Co.:
7.5% 4/15/13	480,000	480,600
8.625% 12/15/10	20,000	20,850
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,625
Noble Drilling Corp. 5.875% 6/1/13	460,000	466,174
Petronas Capital Ltd. 7% 5/22/12 (d)	5,000	5,359
Universal Compression, Inc. 7.25% 5/15/10	290,000	292,900
		1,952,179
Oil, Gas & Consumable Fuels - 1.9%
Amerada Hess Corp. 6.65% 8/15/11	110,000	115,114
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ANR Pipeline, Inc. 9.625% 11/1/21	$ 350,000	$ 425,688
Arch Western Finance LLC 6.75% 7/1/13	350,000	338,625
Atlas Pipeline Partners LP 8.125% 12/15/15	290,000	292,900
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	490,000	479,425
Chaparral Energy, Inc. 8.5% 12/1/15	530,000	537,950
Chesapeake Energy Corp.:
6.875% 1/15/16	350,000	339,500
7.625% 7/15/13	200,000	203,500
7.75% 1/15/15	430,000	434,300
Colorado Interstate Gas Co.:
5.95% 3/15/15	510,000	474,938
6.8% 11/15/15	80,000	79,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	490,000	459,375
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,440,610
El Paso Corp.:
6.375% 2/1/09	455,000	453,439
6.5% 6/1/08	400,000	400,740
6.7% 2/15/27	65,000	64,513
7.75% 6/15/10	850,000	874,939
7.875% 6/15/12	1,500,000	1,541,250
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,025
7.75% 1/15/32	15,000	15,165
8.05% 10/15/30	95,000	97,375
El Paso Production Holding Co. 7.75% 6/1/13	390,000	393,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	300,000	315,841
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	241,732
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,500
Giant Industries, Inc. 8% 5/15/14	130,000	140,725
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,610,000	4,418,413
Massey Energy Co. 6.625% 11/15/10	40,000	39,500
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	240,000	228,066
Newfield Exploration Co. 6.625% 9/1/14	90,000	87,975
Nexen, Inc. 5.875% 3/10/35	600,000	561,320
Northwest Pipeline Corp. 7% 6/15/16 (d)	300,000	304,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	53,213
8.25% 3/15/13	390,000	402,675
Pan American Energy LLC 7.75% 2/9/12 (d)	170,000	170,850
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 20,000	$ 19,800
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	7,160,000	6,966,680
5.75% 12/15/15	3,060,000	2,977,380
6.125% 8/15/08	250,000	251,000
7.375% 12/15/14	12,960,000	14,042,160
7.75% 9/28/49	1,468,000	1,494,424
8.625% 2/1/22	300,000	362,250
Petrobras Energia SA 9.375% 10/30/13	55,000	61,050
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	1,000,000	1,017,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (d)	402,350	400,338
8.22% 4/1/17 (d)	450,000	446,625
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	390,000	372,450
7.375% 7/15/13	40,000	40,100
Ship Finance International Ltd. 8.5% 12/15/13	330,000	313,500
Southern Star Central Corp. 6.75% 3/1/16 (d)	60,000	59,100
Talisman Energy, Inc. 5.85% 2/1/37	350,000	325,296
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	440,000	441,100
Teekay Shipping Corp. 8.875% 7/15/11	30,000	31,800
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	100,000	97,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	215,000	215,000
Williams Companies, Inc.:
7.125% 9/1/11	255,000	258,825
7.625% 7/15/19	30,000	30,300
7.875% 9/1/21	35,000	35,569
8.125% 3/15/12	280,000	292,250
8.75% 3/15/32	165,000	176,550
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	100,000	100,625
YPF SA:
10% 11/2/28	125,000	146,875
yankee 9.125% 2/24/09	275,000	290,469
		47,749,197
TOTAL ENERGY		49,701,376
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 8.6%
Capital Markets - 1.7%
Ameriprise Financial, Inc. 7.518% 6/1/66 (c)	$ 1,475,000	$ 1,555,629
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	97,175
4.25% 9/4/12 (f)	205,000	203,052
E*TRADE Financial Corp.:
7.375% 9/15/13	440,000	447,700
8% 6/15/11	815,000	845,563
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,105,557
Goldman Sachs Group, Inc.:
5.25% 10/15/13	7,020,000	6,880,098
5.7% 9/1/12	1,100,000	1,111,628
6.45% 5/1/36	8,375,000	8,477,652
6.6% 1/15/12	500,000	524,445
JP Morgan Chase Capital XVIII 6.95% 8/17/36	3,285,000	3,457,216
Lazard Group LLC 7.125% 5/15/15	685,000	716,235
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,731
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (f)	7,200,000	7,228,987
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	662,940
Morgan Stanley 6.6% 4/1/12	8,100,000	8,543,767
		41,888,375
Commercial Banks - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)	600,000	591,000
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,088
Dresdner Bank AG 10.375% 8/17/09 (d)	1,050,000	1,145,760
Export-Import Bank of Korea 5.125% 2/14/11	5,710,000	5,628,004
HSBC Holdings PLC 6.5% 5/2/36	500,000	526,507
KeyCorp Capital Trust VII 5.7% 6/15/35	4,340,000	3,964,534
Korea Development Bank:
3.875% 3/2/09	5,455,000	5,274,821
4.75% 7/20/09	320,000	315,273
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	100,000	102,250
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(f)	1,190,000	1,201,846
UBS Luxembourg SA 8% 2/11/10	550,000	561,715
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	600,000	645,000
Wachovia Bank NA 4.875% 2/1/15	10,400,000	9,926,363
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 4.875% 2/15/14	$ 175,000	$ 167,730
Western Financial Bank 9.625% 5/15/12	15,000	16,560
Woori Bank 6.125% 5/3/16 (d)(f)	375,000	379,101
		30,480,552
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (f)	1,205,000	1,251,765
Capital One Bank 6.5% 6/13/13	1,090,000	1,132,942
Ford Motor Credit Co.:
6.625% 6/16/08	840,000	826,050
7% 10/1/13	1,050,000	976,500
8.625% 11/1/10	900,000	902,771
9.875% 8/10/11	300,000	313,441
9.9569% 4/15/12 (f)	1,000,000	1,060,020
General Electric Capital Corp. 5.5% 4/28/11	8,930,000	9,021,149
General Motors Acceptance Corp.:
6.125% 2/1/07	600,000	597,958
6.75% 12/1/14	1,135,000	1,083,925
6.875% 9/15/11	950,000	931,000
8% 11/1/31	900,000	904,500
Household Finance Corp. 4.125% 11/16/09	9,340,000	9,012,988
MBNA America Bank NA 7.125% 11/15/12	500,000	543,892
Triad Acquisition Corp. 11.125% 5/1/13	55,000	51,700
		28,610,601
Diversified Financial Services - 1.1%
BAC Capital Trust XI 6.625% 5/23/36	9,775,000	10,200,897
Bank of America Corp. 7.4% 1/15/11	780,000	841,749
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	320,000	320,400
Citigroup, Inc. 5% 9/15/14	1,250,000	1,209,414
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	500,000	508,125
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	71,145
JPMorgan Chase & Co.:
4.875% 3/15/14	1,150,000	1,103,023
5.6% 6/1/11	1,163,000	1,175,488
5.75% 1/2/13	325,000	328,624
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405,000	6,993,615
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	510,000	481,608
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 500,000	$ 485,688
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(f)	4,010,000	3,951,558
		27,671,334
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	500,000	477,391
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,625,000	5,459,158
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	1,485,000	1,484,955
7.5% 8/15/36 (d)	810,000	794,286
Lincoln National Corp. 7% 5/17/66 (f)	12,770,000	13,230,691
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,089,000	1,129,802
Symetra Financial Corp. 6.125% 4/1/16 (d)	380,000	379,843
Travelers Property Casualty Corp. 5% 3/15/13	4,427,000	4,241,274
UnumProvident Corp. 7.625% 3/1/11	77,000	81,910
		27,279,310
Real Estate Investment Trusts - 0.9%
AMB Property LP 5.9% 8/15/13	1,960,000	1,978,091
Archstone-Smith Operating Trust 5.25% 5/1/15	805,000	780,654
Arden Realty LP 5.25% 3/1/15	1,210,000	1,198,175
Boston Properties, Inc. 6.25% 1/15/13	245,000	252,687
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505,000	4,504,865
5.75% 4/1/12	455,000	455,406
Camden Property Trust 5.875% 11/30/12	200,000	201,742
Colonial Properties Trust:
4.75% 2/1/10	630,000	611,631
5.5% 10/1/15	1,590,000	1,537,167
Developers Diversified Realty Corp.:
4.625% 8/1/10	40,000	38,630
5% 5/3/10	350,000	344,330
5.25% 4/15/11	205,000	202,214
5.375% 10/15/12	210,000	206,428
Duke Realty LP:
5.625% 8/15/11	615,000	615,874
5.95% 2/15/17	830,000	835,524
HRPT Properties Trust 5.75% 11/1/15	120,000	118,105
Mack-Cali Realty LP 5.05% 4/15/10	250,000	244,931
Omega Healthcare Investors, Inc.:
7% 4/1/14	870,000	852,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 400,000	$ 388,000
Senior Housing Properties Trust:
7.875% 4/15/15	613,000	625,260
8.625% 1/15/12	500,000	533,750
Simon Property Group LP:
5.1% 6/15/15	485,000	463,624
5.625% 8/15/14	1,000,000	995,604
The Rouse Co. 5.375% 11/26/13	100,000	91,529
Thornburg Mortgage, Inc. 8% 5/15/13	100,000	97,750
United Dominion Realty Trust 5.25% 1/15/15	80,000	76,678
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	147,375
6.625% 10/15/14	865,000	865,000
Washington (REIT) 5.95% 6/15/11	1,665,000	1,689,064
		20,952,688
Real Estate Management & Development - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	415,000	416,038
8.125% 6/1/12	385,000	394,625
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,675
Colonial Realty LP 6.05% 9/1/16	2,235,000	2,237,436
EOP Operating LP:
4.65% 10/1/10	2,170,000	2,097,008
4.75% 3/15/14	4,360,000	4,077,503
6.75% 2/15/12	145,000	152,276
6.8% 1/15/09	1,000,000	1,029,173
7% 7/15/11	500,000	527,458
Forest City Enterprises, Inc. 7.625% 6/1/15	50,000	51,000
Post Apartment Homes LP 6.3% 6/1/13	585,000	596,966
		11,590,158
Thrifts & Mortgage Finance - 0.8%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	545,000	522,129
4.9% 9/23/10	8,150,000	7,944,840
Residential Capital Corp.:
6.375% 6/30/10	45,000	45,390
6.875% 6/30/15	3,320,000	3,438,155
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Saxon Capital, Inc. 12% 5/1/14 (d)	$ 125,000	$ 165,000
Washington Mutual, Inc.:
4.625% 4/1/14	750,000	695,038
5.7956% 9/17/12 (f)	7,500,000	7,510,605
		20,321,157
TOTAL FINANCIALS		208,794,175
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.4% 6/15/16	1,180,000	1,194,358
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,600
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	310,000	330,150
Community Health Systems, Inc. 6.5% 12/15/12	80,000	75,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,350
9.5% 8/15/10	110,000	113,850
CRC Health Group, Inc. 10.75% 2/1/16 (d)	350,000	360,500
DaVita, Inc.:
6.625% 3/15/13	290,000	284,200
7.25% 3/15/15	615,000	605,775
HCA, Inc. 6.5% 2/15/16	700,000	549,500
HealthSouth Corp. 10.75% 6/15/16 (d)	300,000	306,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	350,000	333,375
Multiplan, Inc. 10.375% 4/15/16 (d)	100,000	99,500
ResCare, Inc. 7.75% 10/15/13	80,000	80,400
Rural/Metro Corp.:
0% 3/15/16 (b)	150,000	108,375
9.875% 3/15/15	180,000	183,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	100,000	105,500
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	100,000	104,000
Tenet Healthcare Corp.:
6.375% 12/1/11	375,000	326,250
6.5% 6/1/12	15,000	12,900
7.375% 2/1/13	675,000	600,750
9.25% 2/1/15	1,000,000	940,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Oncology, Inc.:
9% 8/15/12	$ 280,000	$ 289,100
10.75% 8/15/14	80,000	87,400
		5,991,275
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	100,000	71,375
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	48,000
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	58,875
VWR International, Inc.:
6.875% 4/15/12	30,000	29,288
8% 4/15/14	30,000	29,663
		237,201
TOTAL HEALTH CARE		7,422,834
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	300,000	291,750
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	525,000	509,377
Bombardier, Inc.:
6.3% 5/1/14 (d)	340,000	302,600
6.75% 5/1/12 (d)	105,000	98,963
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,100
Orbital Sciences Corp. 9% 7/15/11	135,000	143,100
		1,385,890
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	49,000
6.855% 10/15/10	50,901	51,564
6.977% 11/23/22	9,891	9,446
6.978% 10/1/12	114,523	117,526
7.024% 4/15/11	365,000	374,581
7.377% 5/23/19	105,924	96,126
7.379% 11/23/17	35,701	31,685
7.8% 4/1/08	65,000	65,000
7.858% 4/1/13	9,525,000	10,173,938
AMR Corp. 9% 8/1/12	485,000	478,938
Continental Airlines, Inc.:
8.4075% 6/2/13 (f)	100,000	100,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
9.558% 9/1/19	$ 276,206	$ 285,873
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	6,226,374	6,198,250
6.795% 2/2/20	438,941	415,897
7.566% 9/15/21	84,642	82,526
7.73% 9/15/12	21,945	21,012
8.499% 11/1/12	29,684	29,090
9.798% 4/1/21	387,275	404,702
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	1,450,000	348,000
8.3% 12/15/29 (a)	1,000,000	245,000
9.5% 11/18/08 (a)(d)	61,000	67,100
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,680,000	6,680,000
7.299% 9/18/06	1,000	993
7.57% 11/18/10	805,000	808,019
7.779% 1/2/12	85,169	80,910
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	600,000	294,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,708
7.626% 4/1/10	25,044	23,041
U.S. Airways pass thru trust certificates 6.85% 7/30/19	282,054	284,169
United Airlines pass thru certificates:
6.071% 9/1/14	291,458	291,458
6.201% 3/1/10	125,723	125,880
6.602% 9/1/13	376,272	376,221
7.032% 4/1/12	1,677,832	1,729,190
7.186% 10/1/12	4,154,540	4,237,630
		34,583,973
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,200
Nortek, Inc. 8.5% 9/1/14	100,000	93,000
		114,200
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,175
Adesa, Inc. 7.625% 6/15/12	50,000	49,250
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	445,000	432,763
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 370,000	$ 352,425
7.125% 5/15/16 (d)	400,000	390,000
7.25% 3/15/15	800,000	786,000
7.875% 4/15/13	120,000	122,400
Cenveo Corp. 7.875% 12/1/13	463,000	436,378
FTI Consulting, Inc. 7.625% 6/15/13	105,000	105,788
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	232,875
Mac-Gray Corp. 7.625% 8/15/15	150,000	151,875
R.R. Donnelley & Sons Co. 5.5% 5/15/15	1,035,000	923,883
		4,106,812
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Industrial Conglomerates - 0.5%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	910,000	946,190
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	7,200,000	7,177,140
Nell AF Sarl 8.375% 8/15/15 (d)	75,000	74,813
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (d)	3,075,000	3,125,704
		11,323,847
Machinery - 0.0%
Accuride Corp. 8.5% 2/1/15	80,000	74,600
Case New Holland, Inc. 7.125% 3/1/14	350,000	348,250
Chart Industries, Inc. 9.125% 10/15/15 (d)	40,000	41,600
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,400
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	47,750
Dresser, Inc. 9.375% 4/15/11	15,000	15,150
Invensys PLC 9.875% 3/15/11 (d)	164,000	176,300
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	54,150
Terex Corp. 7.375% 1/15/14	100,000	99,500
		877,700
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	471,000	513,390
H-Lines Finance Holding Corp. 0% 4/1/13 (b)	126,000	109,620
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Marine - continued
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	$ 332,000	$ 336,980
OMI Corp. 7.625% 12/1/13	95,000	95,475
		1,055,465
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	400,000	381,000
7.75% 5/15/16 (d)	400,000	379,000
Hertz Corp.:
8.875% 1/1/14 (d)	700,000	727,125
10.5% 1/1/16 (d)	360,000	388,800
Kansas City Southern Railway Co. 7.5% 6/15/09	400,000	397,000
TFM SA de CV 9.375% 5/1/12	65,000	68,819
		2,341,744
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc. 9% 8/15/16 (d)	300,000	306,375
Ashtead Holdings PLC 8.625% 8/1/15 (d)	275,000	273,969
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	160,000	162,400
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	400,000	429,000
Penhall International Corp. 12% 8/1/14 (d)	250,000	256,250
		1,427,994
Transportation Infrastructure - 0.6%
BNSF Funding Trust I 6.613% 12/15/55 (f)	15,360,000	15,247,903
TOTAL INDUSTRIALS		72,484,978
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	520,000	501,800
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	200,000	202,876
10.125% 7/15/13 (d)	200,000	203,500
		908,176
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	350,000	348,250
Sanmina-SCI Corp. 8.125% 3/1/16	350,000	341,250
		689,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	$ 120,000	$ 111,600
SunGard Data Systems, Inc. 9.125% 8/15/13	575,000	592,969
		704,569
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	132,600
Xerox Corp.:
6.75% 2/1/17	200,000	200,250
7.2% 4/1/16	465,000	482,438
7.625% 6/15/13	310,000	322,013
		1,137,301
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.75% 5/15/13	65,000	60,775
9.25% 6/1/16	100,000	95,250
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340,000	6,286,617
6.375% 8/3/15	760,000	748,511
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	61,275
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	20,125
8% 12/15/14	80,000	50,800
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	46,200
Viasystems, Inc. 10.5% 1/15/11	480,000	466,800
		7,836,353
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	50,000	46,500
SERENA Software, Inc. 10.375% 3/15/16 (d)	230,000	233,738
		280,238
TOTAL INFORMATION TECHNOLOGY		11,556,137
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	410,000	440,750
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,200
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (b)	550,000	438,625
Equistar Chemicals LP 7.55% 2/15/26	350,000	323,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	$ 395,000	$ 424,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	70,000	70,700
Huntsman International LLC 9.875% 3/1/09	99,000	103,084
IMC Global, Inc. 10.875% 8/1/13	100,000	109,000
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	310,000	317,750
Innophos, Inc. 8.875% 8/15/14	30,000	30,263
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	203,500
10.875% 5/1/09	55,000	56,031
Nalco Co. 7.75% 11/15/11	630,000	637,875
Pliant Corp. .225% 6/15/09 (c)	60,000	57,900
Rhodia SA:
7.625% 6/1/10	600,000	609,000
8.875% 6/1/11	300,000	307,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	147,375
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	800,000	820,000
		5,184,928
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,000
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,625
		79,625
Containers & Packaging - 0.1%
AEP Industries, Inc. 7.875% 3/15/13	30,000	29,550
Ball Corp. 6.625% 3/15/18	500,000	482,500
BWAY Corp. 10% 10/15/10	105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	200,000	201,000
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	99,225
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	50,000	48,500
9.875% 10/15/14	395,000	381,175
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	121,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,688
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,225
8.875% 2/15/09	350,000	358,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 50,000	$ 50,000
7.5% 5/15/10	395,000	389,075
7.8% 5/15/18	45,000	41,963
8.1% 5/15/07	410,000	414,100
Tekni-Plex, Inc. 10.875% 8/15/12 (d)	40,000	44,400
		2,801,201
Metals & Mining - 0.2%
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,800
Century Aluminum Co. 7.5% 8/15/14	40,000	39,700
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	335,000	347,700
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	571,000	588,130
Evraz Securities SA 10.875% 8/3/09	800,000	879,040
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	375,000	369,375
10.125% 2/1/10	140,000	148,925
Newmont Mining Corp. 5.875% 4/1/35	405,000	375,380
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	198,413
Novelis, Inc. 8% 2/15/15 (d)(f)	210,000	200,550
RathGibson, Inc. 11.25% 2/15/14 (d)	50,000	51,750
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	85,800
		3,321,563
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	28,050
8.3819% 10/15/12 (f)	30,000	30,338
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	193,250
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,025
7.75% 11/15/29	10,000	9,438
8% 1/15/24	130,000	127,400
8.125% 5/15/11	605,000	617,100
International Paper Co. 4.25% 1/15/09	345,000	336,640
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	96,000
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	230,000	227,700
Solo Cup Co. 8.5% 2/15/14	145,000	126,150
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12	$ 400,000	$ 378,000
Stone Container Finance Co. 7.375% 7/15/14	400,000	360,000
		2,544,091
TOTAL MATERIALS		13,931,408
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,486
AT&T, Inc. 6.8% 5/15/36	2,000,000	2,068,022
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,166
8.875% 12/15/30	145,000	187,154
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	399,651
Embarq Corp.:
6.738% 6/1/13	85,000	86,723
7.082% 6/1/16	480,000	489,762
7.995% 6/1/36	1,101,000	1,150,720
Empresa Brasileira de Telecomm SA 11% 12/15/08	402,000	441,597
Eschelon Operating Co. 8.375% 3/15/10	96,000	92,640
GCI, Inc. 7.25% 2/15/14	50,000	47,875
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,400
9.25% 6/15/16 (d)	350,000	363,125
11.25% 6/15/16 (d)	400,000	414,000
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	650,000	709,313
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	75,000	78,188
NTL Cable PLC:
8.75% 4/15/14	300,000	309,000
9.125% 8/15/16	210,000	217,875
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)	155,000	155,000
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,625
7.25% 2/15/11	285,000	280,013
7.625% 8/3/21	20,000	19,250
Qwest Communications International, Inc.:
7.5% 2/15/14	1,060,000	1,052,050
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14	$ 60,000	$ 59,250
8.905% 2/15/09 (f)	340,000	346,375
Qwest Corp.:
7.5% 10/1/14 (d)	500,000	508,125
7.625% 6/15/15	610,000	624,579
8.5794% 6/15/13 (f)	90,000	96,525
SBC Communications, Inc.:
6.15% 9/15/34	500,000	476,437
6.45% 6/15/34	220,000	216,952
Sprint Capital Corp.:
8.375% 3/15/12	960,000	1,072,872
8.75% 3/15/32	4,890,000	5,929,458
Telecom Italia Capital SA:
4% 1/15/10	4,055,000	3,852,923
4.875% 10/1/10	340,000	329,889
4.95% 9/30/14	415,000	382,605
6% 9/30/34	500,000	451,418
7.2% 7/18/36	2,000,000	2,072,150
Telefonica de Argentina SA 9.125% 11/7/10	569,000	600,295
Telefonica Emisiones SAU 7.045% 6/20/36	8,825,000	9,228,453
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	87,345
Telenet Group Holding NV 0% 6/15/14 (b)(d)	52,000	44,850
TELUS Corp. yankee 7.5% 6/1/07	7,570,000	7,675,231
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	83,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	375,000	371,719
U.S. West Communications 6.875% 9/15/33	415,000	371,425
Verizon Global Funding Corp. 7.75% 12/1/30	5,296,000	5,951,576
Verizon New York, Inc. 6.875% 4/1/12	120,000	124,598
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	350,000	380,625
Windstream Corp.:
8.125% 8/1/13 (d)	200,000	211,000
8.625% 8/1/16 (d)	350,000	370,125
		50,637,835
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09	185,000	178,544
6.375% 3/1/35	780,000	742,064
American Tower Corp. 7.5% 5/1/12	105,000	107,888
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 220,000	$ 240,038
8.125% 5/1/12	555,000	620,503
Centennial Communications Corp. 10% 1/1/13	450,000	448,875
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	310,000	301,475
Digicel Ltd. 9.25% 9/1/12 (d)	520,000	540,800
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	1,000,000	932,500
8.375% 3/15/13	1,000,000	1,050,000
Inmarsat Finance II PLC 0% 11/15/12 (b)	70,000	61,075
Inmarsat Finance PLC 7.625% 6/30/12	45,000	46,125
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	195,000	196,463
Mobile Telesystems Finance SA:
8% 1/28/12 (d)	60,000	61,350
8.375% 10/14/10 (d)	905,000	938,938
Nextel Communications, Inc.:
5.95% 3/15/14	1,185,000	1,158,338
7.375% 8/1/15	150,000	154,341
Rogers Communications, Inc.:
6.375% 3/1/14	440,000	427,900
8% 12/15/12	355,000	369,200
9.625% 5/1/11	26,000	28,990
Rural Cellular Corp.:
8.25% 3/15/12	360,000	367,200
9.75% 1/15/10	100,000	98,750
Stratos Global Corp. 9.875% 2/15/13 (d)	150,000	123,000
Telecom Personal SA 9.25% 12/22/10 (d)	590,000	606,225
Vodafone Group PLC:
5% 12/16/13	910,000	866,624
5.5% 6/15/11	170,000	169,034
		10,836,240
TOTAL TELECOMMUNICATION SERVICES		61,474,075
UTILITIES - 2.7%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14	70,000	72,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	493,000	542,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 300,000	$ 298,190
Exelon Corp.:
4.9% 6/15/15	6,195,000	5,798,619
6.75% 5/1/11	420,000	438,927
FirstEnergy Corp. 6.45% 11/15/11	155,000	160,757
Mirant Americas Generation LLC 8.5% 10/1/21	350,000	336,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	440,000	440,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	360,000	370,800
Nevada Power Co.:
5.875% 1/15/15	40,000	39,266
6.5% 4/15/12	50,000	50,968
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,877,992
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	984,514
7.1% 3/1/11	6,660,000	7,104,881
Sierra Pacific Power Co. 6% 5/15/16 (d)	50,000	47,750
Sierra Pacific Resources 7.803% 6/15/12	290,000	298,700
TXU Energy Co. LLC 7% 3/15/13	880,000	918,200
		23,780,139
Gas Utilities - 0.0%
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,906
Sonat, Inc.:
6.625% 2/1/08	20,000	20,000
6.75% 10/1/07	15,000	15,075
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (c)	716,360	709,197
7.5% 12/15/13 (c)	190,000	192,138
		961,316
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14	1,400,000	1,447,250
8.75% 6/15/08	2,000	2,080
8.75% 5/15/13 (d)	35,000	37,538
8.875% 2/15/11	982,000	1,049,513
9% 5/15/15 (d)	625,000	673,438
9.375% 9/15/10	7,000	7,578
9.5% 6/1/09	19,000	20,354
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	$ 170,000	$ 179,350
8.25% 4/15/12 (d)	90,000	96,975
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,113,120
Duke Capital LLC 5.668% 8/15/14	3,120,000	3,049,164
Mirant North America LLC 7.375% 12/31/13	1,020,000	1,011,075
NRG Energy, Inc.:
7.25% 2/1/14	1,300,000	1,285,375
7.375% 2/1/16	1,280,000	1,262,400
PPL Energy Supply LLC:
5.7% 10/15/35	655,000	639,928
6.2% 5/15/16	500,000	511,603
Tenaska Alabama Partners LP 7% 6/30/21 (d)	488,618	470,295
TXU Corp. 5.55% 11/15/14	3,140,000	2,909,110
		15,766,146
Multi-Utilities - 1.1%
CMS Energy Corp.:
6.3% 2/1/12	760,000	746,700
8.5% 4/15/11	545,000	581,788
9.875% 10/15/07	135,000	140,569
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	518,806
5.95% 6/15/35	5,905,000	5,595,401
6.25% 6/30/12	270,000	277,466
7.5% 6/30/66 (f)	1,495,000	1,543,894
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (d)	11,405,000	11,261,673
National Grid PLC 6.3% 8/1/16	5,245,000	5,363,616
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	109,725
		26,139,638
TOTAL UTILITIES		66,647,239
TOTAL NONCONVERTIBLE BONDS (Cost $551,331,587)		564,439,974
U.S. Government and Government Agency Obligations - 21.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 2.8%
Fannie Mae:
3.25% 1/15/08	$ 8,000,000	$ 7,800,240
4.375% 7/17/13	8,745,000	8,362,258
4.625% 5/1/13	5,000,000	4,813,990
6.25% 2/1/11	19,170,000	19,958,635
Freddie Mac:
5.25% 11/5/12	280,000	275,723
5.875% 3/21/11	25,685,000	26,363,058
Tennessee Valley Authority 5.375% 4/1/56	385,000	386,116
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,960,020
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,212,850	3,053,223
2% 1/15/14	100,129,356	98,329,903
2.375% 4/15/11	2,044,340	2,053,284
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		103,436,410
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bond - principal STRIPS:
2/15/15	78,530,000	52,757,789
5/15/30	35,870,000	11,297,066
U.S. Treasury Bonds 6.25% 5/15/30	1,968,000	2,330,697
U.S. Treasury Notes:
4.25% 8/15/13	81,769,000	79,507,597
4.75% 5/15/14	33,615,000	33,651,775
U.S. Treasury Notes - principal STRIPS:
8/15/10	131,350,000	109,554,664
2/15/12	75,970,000	59,087,871
TOTAL U.S. TREASURY OBLIGATIONS		348,187,459
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $510,944,670)		519,583,889
U.S. Government Agency - Mortgage Securities - 22.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 20.1%
3.738% 10/1/33 (f)	$ 53,970	$ 52,794
3.744% 1/1/35 (f)	64,071	63,019
3.748% 12/1/34 (f)	46,229	45,436
3.75% 1/1/34 (f)	54,651	53,405
3.757% 10/1/33 (f)	45,871	44,926
3.788% 6/1/34 (f)	222,227	216,349
3.796% 12/1/34 (f)	12,989	12,777
3.81% 6/1/33 (f)	38,451	37,821
3.834% 1/1/35 (f)	122,505	120,407
3.838% 4/1/33 (f)	159,995	157,481
3.846% 1/1/35 (f)	46,429	45,670
3.847% 5/1/34 (f)	9,719,395	9,481,071
3.851% 10/1/33 (f)	1,358,342	1,334,394
3.866% 1/1/35 (f)	72,579	71,575
3.898% 10/1/34 (f)	42,484	42,096
3.904% 1/1/35 (f)	123,043	121,958
3.905% 12/1/34 (f)	34,840	34,411
3.941% 5/1/34 (f)	15,159	15,244
3.952% 1/1/35 (f)	46,258	45,818
3.954% 12/1/34 (f)	31,474	31,223
3.955% 12/1/34 (f)	274,404	271,547
3.957% 5/1/33 (f)	12,730	12,543
3.992% 1/1/35 (f)	31,907	31,581
3.996% 12/1/34 (f)	32,529	32,221
3.996% 12/1/34 (f)	47,442	46,934
3.998% 2/1/35 (f)	35,948	35,502
4.029% 1/1/35 (f)	18,845	18,612
4.034% 10/1/18 (f)	39,920	39,288
4.037% 1/1/35 (f)	28,354	27,993
4.041% 2/1/35 (f)	32,615	32,216
4.052% 12/1/34 (f)	67,538	67,140
4.058% 1/1/35 (f)	59,011	58,285
4.079% 2/1/35 (f)	65,792	65,029
4.082% 4/1/33 (f)	14,386	14,232
4.083% 2/1/35 (f)	30,068	29,736
4.086% 2/1/35 (f)	33,613	33,221
4.094% 11/1/34 (f)	52,973	52,428
4.102% 2/1/35 (f)	119,000	117,979
4.108% 1/1/35 (f)	75,497	74,632
4.114% 1/1/35 (f)	77,280	76,604
4.116% 2/1/35 (f)	83,460	82,514
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.126% 1/1/35 (f)	$ 124,915	$ 123,580
4.143% 2/1/35 (f)	63,223	62,531
4.144% 1/1/35 (f)	126,058	125,143
4.156% 1/1/35 (f)	126,857	126,241
4.171% 1/1/35 (f)	96,454	94,128
4.181% 10/1/34 (f)	113,972	113,453
4.181% 11/1/34 (f)	21,776	21,700
4.187% 1/1/35 (f)	66,086	65,561
4.202% 1/1/35 (f)	49,314	48,946
4.249% 1/1/34 (f)	131,443	129,518
4.25% 2/1/35 (f)	58,756	57,469
4.272% 3/1/35 (f)	53,604	53,048
4.274% 2/1/35 (f)	29,339	29,140
4.275% 8/1/33 (f)	87,620	86,732
4.282% 7/1/34 (f)	36,038	36,048
4.287% 12/1/34 (f)	31,517	31,150
4.306% 5/1/35 (f)	63,162	62,573
4.313% 3/1/33 (f)	26,347	25,755
4.337% 9/1/34 (f)	145,740	144,487
4.35% 1/1/35 (f)	60,573	59,314
4.351% 9/1/34 (f)	74,201	74,117
4.356% 4/1/35 (f)	32,878	32,568
4.362% 2/1/34 (f)	108,078	106,645
4.39% 11/1/34 (f)	4,301,973	4,303,521
4.394% 5/1/35 (f)	141,384	140,331
4.396% 2/1/35 (f)	75,085	73,588
4.423% 10/1/34 (f)	206,328	205,908
4.426% 1/1/35 (f)	51,534	51,130
4.438% 3/1/35 (f)	59,842	58,672
4.444% 12/1/34 (f)	291,282	286,036
4.456% 8/1/34 (f)	141,899	140,175
4.464% 5/1/35 (f)	70,492	69,877
4.489% 3/1/35 (f)	165,265	162,229
4.494% 1/1/35 (f)	64,890	64,294
4.497% 8/1/34 (f)	293,155	295,550
4.5% 5/1/18 to 12/1/35	110,894,266	105,787,220
4.5% 9/1/21 (e)	6,264,781	6,023,833
4.5% 9/1/21 (e)	5,347,320	5,141,658
4.516% 3/1/35 (f)	149,139	146,473
4.527% 2/1/35 (f)	7,351,065	7,274,184
4.532% 2/1/35 (f)	298,051	296,020
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.537% 7/1/34 (f)	$ 62,504	$ 62,239
4.539% 7/1/35 (f)	173,359	171,899
4.54% 2/1/35 (f)	42,361	42,054
4.554% 2/1/35 (f)	40,410	40,154
4.577% 2/1/35 (f)	137,642	135,460
4.577% 7/1/35 (f)	194,277	192,696
4.584% 2/1/35 (f)	3,903,935	3,840,049
4.593% 1/1/33 (f)	234,202	232,998
4.609% 11/1/34 (f)	150,403	148,472
4.661% 3/1/35 (f)	2,976,724	2,960,157
4.67% 11/1/34 (f)	159,837	158,072
4.716% 7/1/35 (f)	3,691,304	3,609,750
4.727% 7/1/34 (f)	144,441	143,176
4.729% 10/1/34 (f)	195,663	193,784
4.77% 12/1/34 (f)	130,487	129,234
4.778% 12/1/34 (f)	47,160	46,716
4.801% 10/1/34 (f)	100,970	100,104
4.803% 12/1/32 (f)	62,771	62,798
4.809% 6/1/35 (f)	237,846	236,660
4.817% 2/1/33 (f)	82,823	82,510
4.818% 11/1/34 (f)	168,569	167,099
4.875% 10/1/34 (f)	5,352,022	5,314,566
4.96% 8/1/34 (f)	2,595,010	2,583,407
5% 3/1/35 to 1/1/36	41,178,771	39,467,937
5% 9/1/36 (e)	92,810,011	88,937,736
5.083% 9/1/34 (f)	4,204,709	4,193,106
5.091% 5/1/35 (f)	309,625	309,334
5.1% 9/1/34 (f)	45,628	45,526
5.172% 5/1/35 (f)	4,744,957	4,726,843
5.177% 5/1/35 (f)	215,890	215,064
5.196% 6/1/35 (f)	220,240	220,366
5.205% 3/1/35 (f)	33,602	33,502
5.215% 5/1/35 (f)	4,869,094	4,854,440
5.359% 12/1/34 (f)	91,953	92,125
5.5% 11/1/16 to 4/1/36	62,223,062	61,427,847
5.5% 9/1/36 (e)	54,265,689	53,271,173
5.502% 2/1/36 (f)	8,425,006	8,449,249
5.631% 1/1/36 (f)	270,621	272,082
5.916% 1/1/36 (f)	958,268	967,082
6% 7/1/08 to 3/1/33	8,440,688	8,505,093
6% 9/1/21 (e)	1,458,555	1,475,435
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6% 9/1/36 (e)	$ 20,000,000	$ 20,025,276
6.5% 6/1/09 to 4/1/36	12,666,674	12,901,323
6.5% 9/1/36 (e)	12,877,350	13,075,657
7% 9/1/25 to 8/1/29	239,206	246,696
TOTAL FANNIE MAE		489,845,604
Freddie Mac - 2.0%
4.043% 12/1/34 (f)	47,108	46,396
4.097% 12/1/34 (f)	78,912	77,817
4.124% 1/1/35 (f)	187,860	185,236
4.256% 3/1/35 (f)	65,300	64,439
4.263% 1/1/35 (f)	178,157	175,913
4.298% 5/1/35 (f)	122,698	121,264
4.301% 12/1/34 (f)	76,178	74,315
4.326% 2/1/35 (f)	133,094	131,489
4.351% 3/1/35 (f)	104,746	102,243
4.38% 2/1/35 (f)	132,737	129,633
4.438% 2/1/34 (f)	66,874	65,870
4.443% 3/1/35 (f)	63,982	62,561
4.454% 6/1/35 (f)	74,099	73,202
4.458% 3/1/35 (f)	80,262	78,500
4.546% 2/1/35 (f)	118,481	116,054
5.003% 4/1/35 (f)	2,799,251	2,786,997
5.127% 4/1/35 (f)	3,073,874	3,050,315
5.305% 6/1/35 (f)	241,317	240,358
5.504% 8/1/33 (f)	28,959	29,137
5.568% 1/1/36 (f)	467,202	467,356
6% 2/1/17 to 5/1/33	1,193,198	1,204,582
6% 9/1/36 (e)	9,946,113	9,962,569
6% 9/1/36 (e)	30,000,000	30,049,635
TOTAL FREDDIE MAC		49,295,881
Government National Mortgage Association - 0.1%
5.5% 5/15/32 to 5/15/34	1,015,200	1,008,059
7% 7/15/31 to 12/15/32	92,551	95,783
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,103,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,996,923)		540,245,327
Asset-Backed Securities - 2.5%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (f)	$ 125,000	$ 125,420
Class M2, 6.4244% 2/25/34 (f)	125,000	126,330
Series 2005-SD1 Class A1, 5.7244% 11/25/50 (f)	71,735	71,842
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1563% 9/9/30 (d)(f)	190,618	193,954
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	287,597
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,953
Class B1, 5.2% 3/6/11	50,000	49,881
Class C1, 5.28% 11/6/11	315,000	314,419
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.7544% 4/25/34 (f)	65,000	64,999
Class M2, 5.8044% 4/25/34 (f)	50,000	49,999
Series 2004-R8 Class M9, 8.0744% 9/25/34 (f)	725,000	730,288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (f)	12,494	12,533
Series 2004-HE2 Class M1, 5.8744% 4/25/34 (f)	375,000	377,986
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (f)	425,000	426,898
Series 2004-B2 Class B2, 4.37% 4/15/12	6,400,000	6,254,557
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	169,413
Class B, 5.26% 10/15/10	160,000	159,480
Class C, 5.55% 1/18/11	1,500,000	1,496,932
Class D, 7.16% 1/15/13 (d)	160,000	159,825
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (d)	340,000	340,638
Class C, 5.77% 5/20/10 (d)	325,000	325,686
Class D, 6.15% 4/20/11 (d)	550,000	551,074
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	5,130,000	4,978,956
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (d)(f)	500,000	500,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (d)(f)	290,000	260,139
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	184,753	181,968
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (f)	$ 220,000	$ 219,999
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	549,517
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	233,892
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	383,836
CNH Equipment Trust Series 2006-A:
Class A3, 5.2% 8/16/10	415,000	415,399
Class A4, 5.27% 9/15/11	8,420,000	8,451,989
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (f)	410,000	411,594
Series 2004-3 Class M1, 5.8244% 6/25/34 (f)	75,000	75,450
Series 2005-1:
Class MV1, 5.7244% 7/25/35 (f)	185,000	185,605
Class MV2, 5.7644% 7/25/35 (f)	220,000	220,892
Series 2005-3 Class MV1, 5.7444% 8/25/35 (f)	4,750,000	4,764,436
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	309,000	303,961
Class C, 5.074% 6/15/35 (d)	281,000	276,902
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	235,000	239,229
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (f)	25,000	25,056
Class M4, 6.2244% 3/25/34 (f)	25,000	25,127
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	400,000	398,828
Series 2006-B Class D, 7.26% 2/15/13 (d)	1,175,000	1,177,309
Fremont Home Loan Trust Series 2004-A Class M1, 5.8744% 1/25/34 (f)	225,000	225,776
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	1,425,000	1,423,561
GSAMP Trust Series 2004-FM2 Class M1, 5.8244% 1/25/34 (f)	249,683	249,681
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (f)	20,726	20,757
Series 2003-4 Class M1, 6.1244% 10/25/33 (f)	22,730	22,791
Series 2004-3 Class M2, 6.5244% 8/25/34 (f)	120,000	121,539
Series 2006-3N Class B, 6.5% 8/27/36 (d)	250,000	246,372
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (f)	106,958	107,196
Class M2, 5.815% 1/20/35 (f)	80,941	81,226
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	$ 8,435,000	$ 8,448,363
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,846
Class B, 5.29% 11/15/12	55,000	55,017
Class C, 5.34% 11/15/12	70,000	70,037
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(f)	422,952	424,009
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.2938% 7/25/36 (f)	150,000	149,997
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (f)	80,000	80,422
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (f)	94,694	94,877
Class M2, 5.8744% 7/25/34 (f)	25,000	25,056
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (f)	90,000	90,739
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (f)	34,998	35,109
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (f)	18,254	18,272
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (d)(f)	138,907	142,727
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (f)	75,000	75,063
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(f)(h)	455,000	122,779
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	250,000	52,256
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (f)	75,000	75,367
Class M4, 6.2994% 6/25/34 (f)	125,000	125,988
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.4444% 6/25/36 (f)	3,492,980	3,493,439
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.8444% 1/25/35 (f)	225,000	226,219
Class M4, 6.1544% 1/25/35 (f)	750,000	756,044
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	745,000	745,204
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (d)	500,000	501,390
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (f)	260,000	263,149
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (d)(f)	100,000	87,051
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (d)(f)	4,670,000	4,670,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	$ 970,000	$ 956,446
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	159,438	157,588
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	378,959
TOTAL ASSET-BACKED SECURITIES (Cost $61,142,868)		61,532,100
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 2.1%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6544% 5/25/35 (f)	157,421	157,089
Series 2005-2 Class 6A2, 5.6044% 6/25/35 (f)	63,678	63,786
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (f)	98,313	99,282
Class 2A1, 4.1644% 12/25/33 (f)	229,249	225,415
Series 2004-7 Class 15B4, 5.3047% 8/25/19 (d)(f)	86,291	78,113
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (f)	360,236	366,602
Class 2A2, 4.1038% 3/25/34 (f)	163,759	160,068
Series 2004-C Class 1A1, 3.3338% 4/25/34 (f)	256,189	258,993
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (f)	325,677	324,496
Class 2A2, 4.1985% 5/25/34 (f)	485,203	475,192
Series 2004-G Class 2A7, 4.5587% 8/25/34 (f)	477,838	470,478
Series 2004-H Class 2A1, 4.4693% 9/25/34 (f)	423,715	416,343
Series 2005-E Class 2A7, 4.6089% 6/25/35 (f)	435,000	423,576
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (f)	8,906,593	8,920,774
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	179,072	178,836
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (f)	36,275	36,305
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (f)	77,294	77,423
Series 2004-3 Class DB4, 5.8427% 4/25/34 (f)	120,518	68,695
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)	179,268	149,378
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.9925% 12/20/54 (d)(f)	$ 400,000	$ 399,984
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	31,787	31,802
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (f)	125,000	123,792
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(f)	368,756	369,775
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	56,467	55,938
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (f)	370,992	370,195
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (f)	267,618	270,299
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (f)	275,619	275,775
Series 2003-E Class XA1, 0.8108% 10/25/28 (f)(h)	800,882	5,585
Series 2003-G Class XA1, 1% 1/25/29 (h)	1,125,429	8,403
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	905,170	7,700
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (f)	265,051	265,351
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	350,292	353,812
Series 2004-SL2 Class A1, 6.5% 10/25/16	43,742	44,135
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (d)(f)	42,437	43,255
Class B4, 7.02% 6/10/35 (d)(f)	37,722	38,511
Class B5, 7.62% 6/10/35 (d)(f)	28,291	28,943
Class B6, 8.12% 6/10/35 (d)(f)	14,146	14,339
Series 2004-B:
Class B4, 6.47% 2/10/36 (d)(f)	96,556	98,356
Class B5, 6.92% 2/10/36 (d)(f)	96,556	97,601
Class B6, 7.37% 2/10/36 (d)(f)	96,556	97,333
Series 2004-C:
Class B4, 6.32% 9/10/36 (f)	97,300	98,282
Class B5, 6.72% 9/10/36 (f)	97,300	98,061
Class B6, 7.12% 9/10/36 (f)	97,300	98,055
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	1,603,390	6,185
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (f)	$ 236,166	$ 236,657
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (f)	756,303	759,227
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.3244% 9/25/35 (d)(f)	530,000	455,074
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5944% 10/25/35 (f)	8,095,026	8,082,021
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (f)	100,000	99,239
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (f)	5,076,736	5,077,895
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	42,000	43,111
Series 2004-RA2 Class 2A, 7% 7/25/33	78,286	79,362
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.458% 9/25/34 (f)	383,668	382,314
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (f)	808,891	796,563
Series 2005-AR12 Class 2A6, 4.3188% 7/25/35 (f)	761,586	748,016
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,549,994	9,372,607
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (f)	312,308	306,293
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,080,000	9,005,081
TOTAL PRIVATE SPONSOR		51,695,771
U.S. Government Agency - 0.9%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	1,490,000	1,446,019
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	32,932	31,604
Series 2004-86 Class KC, 4.5% 5/25/19	215,619	207,972
Series 2004-91 Class AH, 4.5% 5/25/29	435,194	423,569
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	309,640
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2760 Class EB, 4.5% 9/15/16	8,662,000	8,384,984
Series 2773 Class EG, 4.5% 4/15/19	7,400,000	7,049,644
Series 2952 Class EC, 5.5% 11/15/28	915,000	913,517
Series 3018 Class UD, 5.5% 9/15/30	495,000	494,166
Series 3049 Class DB, 5.5% 6/15/31	780,000	779,084
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2675 Class CB, 4% 5/15/16	$ 623,580	$ 602,301
Series 2683 Class JA, 4% 10/15/16	637,115	614,283
Series 2750 Class ZT, 5% 2/15/34	413,492	360,471
TOTAL U.S. GOVERNMENT AGENCY		21,617,254
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,851,920)		73,313,025
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp.:
Series 1997-D4 Class B2, 7.525% 4/14/29	500,000	547,172
Series 1997-D5:
Class A2, 6.8216% 2/14/43 (f)	360,000	388,536
Class A3, 6.8716% 2/14/43 (f)	385,000	399,919
Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	2,865,000	2,831,875
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590,000	8,458,399
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8% 11/15/15 (d)(f)	6,058	6,059
Class D, 5.88% 11/15/15 (d)(f)	80,000	80,008
Class F, 6.23% 11/15/15 (d)(f)	60,000	60,019
Class H, 6.73% 11/15/15 (d)(f)	50,000	50,018
Class J, 7.28% 11/15/15 (d)(f)	55,000	55,024
Class K, 7.93% 11/15/15 (d)(f)	50,000	49,760
Series 2005-ESHA:
Class E, 5.91% 7/14/20 (d)(f)	190,000	190,237
Class F, 6.08% 7/14/20 (d)(f)	110,000	110,137
Class G, 6.21% 7/14/20 (d)(f)	100,000	100,124
Class H, 6.43% 7/14/20 (d)(f)	100,000	100,124
Series 2006-ESH:
Class A, 6.19% 7/14/11 (d)(f)	212,580	212,428
Class B, 6.29% 7/14/11 (d)(f)	106,007	105,819
Class C, 6.44% 7/14/11 (d)(f)	212,297	212,146
Class D, 7.07% 7/14/11 (d)(f)	123,385	123,737
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.6844% 4/25/34 (d)(f)	$ 251,785	$ 252,257
Series 2004-2 Class A, 5.7544% 8/25/34 (d)(f)	292,360	293,456
Series 2004-3:
Class A1, 5.6944% 1/25/35 (d)(f)	277,829	278,697
Class A2, 5.7444% 1/25/35 (d)(f)	39,690	39,764
Class M1, 5.8244% 1/25/35 (d)(f)	39,690	39,913
Class M2, 6.3244% 1/25/35 (d)(f)	39,690	40,174
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	2,772,455	150,125
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	180,000	178,303
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	325,000	322,340
Class C, 4.937% 5/14/16 (d)	205,000	203,575
Class D, 4.986% 5/14/16 (d)	75,000	74,571
Class E, 5.064% 5/14/16 (d)	230,000	229,362
Class F, 5.182% 5/14/16 (d)	55,000	54,902
COMM floater Series 2002-FL7 Class D, 5.9% 11/15/14 (d)(f)	28,571	28,577
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (d)	500,000	518,860
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (d)	500,000	520,129
Commercial Mortgage pass thru certificates:
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,035,000	2,044,121
Series 2001-J1A Class G, 6.9884% 2/14/34 (d)(f)	500,000	531,199
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	940,000	933,293
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	665,087
Series 1997-C2 Class F, 7.46% 1/17/35 (f)	500,000	552,653
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000,000	8,589,934
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.5948% 4/29/39 (d)(f)	493,638	501,659
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	18,397	18,699
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 60,000	$ 57,484
Series 2003-47 Class C, 4.227% 10/16/27	5,969,769	5,807,774
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,323
Series 2003-47 Class XA, 0.1774% 6/16/43 (f)(h)	5,395,769	300,691
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)	200,000	201,432
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (d)	500,000	510,187
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)	500,000	496,563
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,195,000	1,177,612
Series 2006-GG7 Class A3, 6.1101% 7/10/38	2,860,000	2,954,625
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.12% 6/6/20 (d)(f)	250,000	250,156
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,607
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	9,400,000	9,475,882
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (f)	100,000	77,303
Class N, 5.8158% 6/1/46 (f)	100,000	70,621
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.98% 9/25/46 (d)(f)	250,000	250,000
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	370,000	392,790
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	110,000	117,523
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (f)	2,790,000	2,806,119
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,305,000	1,333,879
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,295,000	1,267,078
Series 2006-C1 Class A2, 5.084% 2/15/31	1,152,000	1,144,515
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	746,413
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	310,381
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	6,600,000	5,905,904
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.62% 9/15/21 (d)(f)	$ 500,000	$ 500,000
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,580,000	1,541,731
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,140,000	1,156,463
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.069% 7/15/56 (d)(f)(h)	3,732,700	156,798
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	268,427	271,480
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	353,175	454,377
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	7,000,000	7,093,416
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	13,634	13,784
Class C4, 6.893% 5/15/16 (d)	500,000	528,245
Class E3, 7.253% 3/15/13 (d)	127,278	130,047
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	761,797
Series 2006-C24 Class A2, 5.506% 3/15/45	16,615,000	16,737,703
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(f)	1,000,000	972,990
Class 180B, 5.3979% 10/15/41 (d)(f)	500,000	491,176
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,689,313)		97,779,060
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	1,136,973	1,118,213
5.589% 8/3/12 (f)	1,901,250	1,765,475
7% 3/28/11	1,200,000	1,158,800
Brazilian Federative Republic:
8% 1/15/18	491,000	539,609
8.75% 2/4/25	280,000	332,500
10.5% 7/14/14	155,000	194,525
11% 8/17/40	1,320,000	1,721,280
12.25% 3/6/30	580,000	933,800
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic: - continued
12.75% 1/15/20	$ 290,000	$ 438,625
Central Bank of Nigeria:
Brady 6.25% 11/15/20	500,000	500,000
promissory note 5.092% 1/5/10	279,236	265,470
City of Kiev 8.75% 8/8/08	100,000	103,500
Colombian Republic 11.75% 2/25/20	200,000	280,400
Dominican Republic:
Brady 6.2725% 8/30/09 (f)	77,490	77,296
6.1875% 8/30/24 (f)	1,250,000	1,217,188
9.5% 9/27/11	691,684	741,485
Ecuador Republic:
9.375% 12/15/15 (d)	900,000	922,500
10% 8/15/30 (Reg. S)	1,170,000	1,164,150
euro par 5% 2/28/25	153,000	114,176
Indonesian Republic:
6.75% 3/10/14	925,000	934,250
7.25% 4/20/15 (d)	60,000	62,700
7.25% 4/20/15	275,000	287,375
Islamic Republic of Pakistan 7.125% 3/31/16 (d)	200,000	192,000
Israeli State 4.625% 6/15/13	20,000	18,899
Lebanon, Republic of:
8.5669% 11/30/09 (d)(f)	105,000	106,050
8.5669% 11/30/09 (f)	1,165,000	1,176,650
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)	400,000	407,000
Peruvian Republic:
5.875% 3/7/27 (f)	340,000	334,050
7.35% 7/21/25	475,000	501,125
euro Brady past due interest 5% 3/7/17 (f)	1,177,100	1,159,444
Philippine Republic:
5.3203% 12/1/09 (f)	23,800	23,503
8.25% 1/15/14	1,105,000	1,196,163
8.375% 2/15/11	660,000	707,058
8.875% 3/17/15	150,000	169,125
9% 2/15/13	630,000	704,025
9.875% 1/15/19	845,000	1,026,675
10.625% 3/16/25	665,000	871,150
Republic of Iraq 5.8% 1/15/28 (d)	500,000	323,750
Russian Federation:
5% 3/31/30 (Reg. S) (c)	3,177,000	3,534,413
12.75% 6/24/28 (Reg. S)	590,000	1,053,150
State of Qatar 9.75% 6/15/30 (Reg. S)	75,000	108,938
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Turkish Republic:
11% 1/14/13	$ 265,000	$ 319,988
11.5% 1/23/12	200,000	242,250
11.75% 6/15/10	2,255,000	2,643,988
11.875% 1/15/30	1,190,000	1,776,075
Ukraine Government:
(Reg. S) 6.875% 3/4/11	575,000	585,063
8.9025% 8/5/09 (f)	1,150,000	1,221,875
United Mexican States:
5.875% 1/15/14	3,550,000	3,612,125
6.75% 9/27/34	3,790,000	4,026,875
7.5% 1/14/12	100,000	109,350
7.5% 4/8/33	605,000	701,800
8.3% 8/15/31	665,000	836,238
11.5% 5/15/26	50,000	79,500
Uruguay Republic:
7.5% 3/15/15	225,000	232,988
8% 11/18/22	135,000	141,413
Venezuelan Republic:
5.375% 8/7/10	265,000	257,978
6% 12/9/20	220,000	200,200
6.5106% 4/20/11 (f)	820,000	821,640
7% 12/1/18 (Reg. S)	220,000	222,750
7.65% 4/21/25	350,000	372,400
9.25% 9/15/27	235,000	292,105
10.75% 9/19/13	590,000	722,750
13.625% 8/15/18	578,000	872,780
euro Brady FLIRB B 5.985% 3/31/07 (f)	23,805	23,745
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (c)	90,000	73,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,453,562)		48,875,486
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $944,458)	910,000	960,802
Floating Rate Loans - 0.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.4019% 12/9/08 (f)	$ 250,000	$ 249,375
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 6.58% 2/24/10 (f)	250,000	245,938
Trizec Properties, Inc. term loan 6.775% 5/2/07 (f)	250,000	249,688
		495,626
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.7725% 3/16/08 (f)	300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $1,051,343)		1,053,251
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.375% 3/28/13 (f)	109,785	106,492
- Deutsche Bank 6.375% 3/28/13 (f)	12,922	12,534
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,565)		119,026
Fixed-Income Funds - 19.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	667,453	66,958,885
Fidelity Ultra-Short Central Fund (g)	4,161,697	414,088,852
TOTAL FIXED-INCOME FUNDS (Cost $480,930,605)		481,047,737
Preferred Securities - 0.3%
	Principal Amount	Value (Note 1)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $6,760,122)	$ 6,805,000	$ 6,855,272
Cash Equivalents - 10.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06 (i) (Cost $248,504,000)	$ 248,540,501	248,504,000
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $2,611,708,936)		2,644,308,949
NET OTHER ASSETS - (8.4)%		(205,275,168)
NET ASSETS - 100%		$ 2,439,033,781
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34

	Sept. 2034	$ 134,000	$ 1,590
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	134,000	1,676
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ 1,968
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(19,726)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	507
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	495
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	999
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	139
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	367
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 158,345	$ 320
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	126,130	165
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	120
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,590
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	1,198
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,458
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,876
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	2,813
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 420,000	$ 1,715
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	760,000	3,031
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	2,000,000	8,851
TOTAL CREDIT DEFAULT SWAPS		7,573,362	11,152
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(31,903)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(40,057)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(24,020)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(160,676)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	333,496
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	542,820
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 1,250,590
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	1,686,600
TOTAL INTEREST RATE SWAPS		268,635,000	3,556,850
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	174,166
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,000,000	17,201
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	40,000,000	454,483
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	2,000,000	9,802
TOTAL TOTAL RETURN SWAPS		53,000,000	655,652
		$ 329,208,362	$ 4,223,654
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,528,777 or 4.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$248,504,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	$ 95,753,126
Bank of America, National Association	16,093,062
Barclays Capital Inc.	53,376,214
Citigroup Global Markets Inc..	4,023,266
Countrywide Securities Corporation	20,116,328
Goldman Sachs & Co.	12,069,797
UBS Securities LLC	40,232,656
WestLB AG	6,839,551
$ 248,504,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	One month ended August 31, 2006 Income earned	Year ended July 31, 2006 Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 415,138	$ 1,174,909
Fidelity Ultra-Short Central Fund	1,954,640	3,848,914
Total	$ 2,369,778	$ 5,023,823
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value at July 31, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 66,892,140	$ -	$ -	$ 66,958,885	4.6%
Fidelity Ultra-Short Central Fund	414,005,618	-	-	414,088,852	4.9%
Total	$ 480,897,758	$ -	$ -	$ 481,047,737
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $754,552 of which $401,905 and $352,647 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $248,504,000) - See accompanying schedule: Unaffiliated issuers (cost $2,130,778,331)	$ 2,163,261,212
Affiliated Central Funds (cost $480,930,605)	481,047,737
Total Investments (cost $2,611,708,936)		$ 2,644,308,949
Cash		206,008
Receivable for investments sold		5,072,661
Receivable for swap agreements		4,036
Receivable for fund shares sold		3,628,854
Interest receivable		17,220,148
Swap agreements, at value		4,223,654
Total assets		2,674,664,310

Liabilities
Payable for investments purchased Regular delivery	$ 6,382,883
Delayed delivery	226,654,294
Payable for fund shares redeemed	1,169,648
Distributions payable	488,914
Accrued management fee	634,413
Distribution fees payable	4,474
Other affiliated payables	257,841
Other payables and accrued expenses	38,062
Total liabilities		235,630,529

Net Assets		$ 2,439,033,781
Net Assets consist of:
Paid in capital		$ 2,400,950,046
Undistributed net investment income		5,573,349
Accumulated undistributed net realized gain (loss) on investments		(4,313,281)
Net unrealized appreciation (depreciation) on investments		36,823,667
Net Assets		$ 2,439,033,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,780,426 ÷ 652,578 shares)	$ 10.39

Maximum offering price per share (100/95.25 of $10.39)	$ 10.91
Class T: Net Asset Value and redemption price per share ($6,292,713 ÷ 606,140 shares)	$ 10.38

Maximum offering price per share (100/96.50 of $10.38)	$ 10.76
Class B: Net Asset Value and offering price per share ($1,719,819 ÷ 165,484 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($2,105,781 ÷ 202,638 shares)A	$ 10.39

Total Bond: Net Asset Value, offering price and redemption price per share ($2,421,077,463 ÷ 233,023,892 shares)	$ 10.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,057,579 ÷ 101,865 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	One month ended August 31, 2006	Year ended July 31, 2006

Investment Income
Dividends	$ -	$ 153,546
Interest	9,142,423	33,296,400
Income from affiliated Central Funds	2,369,778	5,023,823
Total income	11,512,201	38,473,769

Expenses
Management fee	$ 634,902	$ 2,293,052
Transfer agent fees	199,985	742,160
Distribution fees	4,481	52,639
Fund wide operations fee	58,085	205,256
Independent trustees' compensation	651	2,244
Miscellaneous	-	1,198
Total expenses before reductions	898,104	3,296,549
Expense reductions	(2,211)	(6,204)
Total expenses	895,893	3,290,345
Net investment income	10,616,308	35,183,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,185,596	(4,768,928)
Affiliated Central Funds	-	(12,063)
Swap agreements	473,592	(1,131,505)
Total net realized gain (loss)	1,659,188	(5,912,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,219,348	10,931,759
Swap agreements	2,035,473	2,016,138
Total change in net unrealized appreciation (depreciation)	23,254,821	12,947,897
Net gain (loss)	24,914,009	7,035,401
Net increase (decrease) in net assets resulting from operations	$ 35,530,317	$ 42,218,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	One month ended August 31, 2006	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,616,308	$ 35,183,424	$ 14,843,616
Net realized gain (loss)	1,659,188	(5,912,496)	4,429,155
Change in net unrealized appreciation (depreciation)	23,254,821	12,947,897	1,865,347
Net increase (decrease) in net assets resulting from operations	35,530,317	42,218,825	21,138,118
Distributions to shareholders from net investment income	(9,317,974)	(31,840,595)	(14,221,483)
Distributions to shareholders from net realized gain	-	(1,679,853)	(3,063,178)
Total distributions	(9,317,974)	(33,520,448)	(17,284,661)
Share transactions - net increase (decrease)	92,507,042	1,879,857,353	53,654,454
Total increase (decrease) in net assets	118,719,385	1,888,555,730	57,507,911

Net Assets
Beginning of period	2,320,314,396	431,758,666	374,250,755
End of period (including undistributed net investment income of $5,573,349, $2,168,613, and $539,146, respectively)	$ 2,439,033,781	$ 2,320,314,396	$ 431,758,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.105	(.294) H	.183	.145
Total from investment operations	.148	.182	.570	.191
Distributions from net investment income	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.73% A	.79%	.80%	.80% A
Net investment income	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.105	(.296) H	.173	.144
Total from investment operations	.147	.170	.550	.189
Distributions from net investment income	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.87% A	.90%	.90%	.90% A
Net investment income	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.104	(.296) H	.182	.145
Total from investment operations	.141	.103	.491	.181
Distributions from net investment income	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.51% A	1.55%	1.55%	1.55% A
Net investment income	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.105	(.293) H	.181	.145
Total from investment operations	.141	.096	.480	.180
Distributions from net investment income	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.60% A	1.62%	1.65%	1.65% A
Net investment income	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.105	(.290) G	.182	.237	.269
Total from investment operations	.151	.216	.593	.577	.501
Distributions from net investment income	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	-	(.040)	(.090)	(.060)	-
Total distributions	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	53% A	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.105	(.294) G	.182	.145
Total from investment operations	.150	.199	.592	.193
Distributions from net investment income	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.54% A	.56%	.61%	.65% A
Net investment income	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2006 and the one year period ended July 31, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from CIPs), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,014,726
Unrealized depreciation	(7,982,168)
Net unrealized appreciation (depreciation)	33,032,558
Undistributed ordinary income	5,805,730
Capital loss carryforward	(754,552)

Cost for federal income tax purposes	$ 2,611,276,391

The tax character of distributions paid was as follows:

	One month ended August 31, 2006	July 31, 2006	July 31, 2005
Ordinary Income	$ 9,317,974	$ 32,890,503	$ 16,942,281
Long-term Capital Gains	-	629,945	342,380
Total	$ 9,317,974	$ 33,520,448	$ 17,284,661

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,104,343 and $38,043,690, respectively, for the one month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and July 31, 2006, the management fee was equivalent to an annualized rate of .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and July 31, 2006, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			One month ended August 31, 2006		July 31, 2006
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 658	$ 37	$ 6,518	$ 193
Class T	0%	.25%	1,034	170	14,532	7,540
Class B	.65%	.25%	1,264	929	19,939	14,677
Class C	.75%	.25%	1,525	800	11,650	6,833
			$ 4,481	$ 1,936	$ 52,639	$ 29,243

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the one month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,378
Class T	627
Class B*	174
Class C*	-
$ 3,179

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and July 31, 2006, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	One month ended August 31, 2006		July 31, 2006
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 1,030.23		$ 12,392.29
Class T	1,160.27		18,034.31
Class B	368.26		7,426.34
Class C	391.25		3,090.27
Total Bond	196,870.10		700,498.10
Institutional Class	166.19		720.21
	$ 199,985		$ 742,160

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and July 31, 2006, the FWOE fee was equivalent to an annualized rate of .03% of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds' financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and July 31, 2006, amounted to $0 and $1,198, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period ended July 31, 2006:

	Expense Limitations	Reimbursement from adviser
Class T	.90%	$ 695
Class B	1.55%	844
		$ 1,539

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and July 31, 2006, these credits reduced the Fund's management fee by $1,939 and $3,201, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	One month ended August 31, 2006	July 31, 2006
	Transfer Agent expense reduction	Transfer Agent expense reduction
Total Bond	$ 271	$ 1,464
Institutional Class	1	-
	$ 272	$ 1,464

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	One month ended August 31,	Years ended July 31,
	2006	2006	2005
From net investment income
Class A	$ 18,886	$ 180,734	$ 44,038
Class T	17,679	235,647	89,638
Class B	5,122	75,406	27,061
Class C	5,360	39,421	10,692
Total Bond	9,267,073	31,294,037	14,046,106
Institutional Class	3,854	15,350	3,948
Total	$ 9,317,974	$ 31,840,595	$ 14,221,483
From net realized gain
Class A	$ -	$ 12,832	$ 1,823
Class T	-	23,014	2,706
Class B	-	8,379	2,453
Class C	-	2,940	2,151
Total Bond	-	1,632,006	3,053,158
Institutional Class	-	682	887
Total	$ -	$ 1,679,853	$ 3,063,178

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	One month ended August 31,	Years ended July 31,
	2006	2006	2005
Class A
Shares sold	220,612	390,963	284,201
Reinvestment of distributions	1,550	16,805	4,224
Shares redeemed	(11,849)	(246,932)	(16,733)
Net increase (decrease)	210,313	160,836	271,692
Class T
Shares sold	182,921	395,729	640,420
Reinvestment of distributions	1,650	24,086	8,561
Shares redeemed	(24,758)	(517,046)	(115,159)
Net increase (decrease)	159,813	(97,231)	533,822
Class B
Shares sold	15,160	117,578	198,926
Reinvestment of distributions	396	6,955	2,416
Shares redeemed	(12,233)	(154,343)	(19,350)
Net increase (decrease)	3,323	(29,810)	181,992
Class C
Shares sold	31,118	167,899	64,313
Reinvestment of distributions	433	3,045	1,008
Shares redeemed	(1,096)	(62,848)	(14,837)
Net increase (decrease)	30,455	108,096	50,484
Total Bond
Shares sold	13,049,555	196,541,228	15,519,844
Reinvestment of distributions	844,577	2,948,119	1,546,242
Shares redeemed	(5,355,068)	(14,766,457)	(13,038,155)
Net increase (decrease)	8,539,064	184,722,890	4,027,931
Institutional Class
Shares sold	12,269	87,064	615
Reinvestment of distributions	202	888	453
Shares redeemed	(1,488)	(7,870)	(7)
Net increase (decrease)	10,983	80,082	1,061

Annual Report

9. Share Transactions - continued

	Dollars
	One month ended August 31,	Years ended July 31,
	2006	2006	2005
Class A
Shares sold	$ 2,282,175	$ 4,048,068	$ 3,006,382
Reinvestment of distributions	16,100	174,112	44,746
Shares redeemed	(122,009)	(2,534,797)	(177,183)
Net increase (decrease)	$ 2,176,266	$ 1,687,383	$ 2,873,945
Class T
Shares sold	$ 1,891,613	$ 4,083,246	$ 6,767,881
Reinvestment of distributions	17,127	249,752	90,624
Shares redeemed	(254,833)	(5,305,428)	(1,215,824)
Net increase (decrease)	$ 1,653,907	$ (972,430)	$ 5,642,681
Class B
Shares sold	$ 156,534	$ 1,220,621	$ 2,105,652
Reinvestment of distributions	4,113	72,205	25,606
Shares redeemed	(126,159)	(1,585,560)	(204,667)
Net increase (decrease)	$ 34,488	$ (292,734)	$ 1,926,591
Class C
Shares sold	$ 322,468	$ 1,733,336	$ 682,289
Reinvestment of distributions	4,501	31,492	10,695
Shares redeemed	(11,362)	(646,689)	(156,875)
Net increase (decrease)	$ 315,607	$ 1,118,139	$ 536,109
Total Bond
Shares sold	$ 134,816,251	$ 1,999,048,539	$ 164,657,854
Reinvestment of distributions	8,775,005	30,457,852	16,406,907
Shares redeemed	(55,377,801)	(152,010,033)	(138,400,918)
Net increase (decrease)	$ 88,213,455	$ 1,877,496,358	$ 42,663,843
Institutional Class
Shares sold	$ 126,542	$ 891,633	$ 6,559
Reinvestment of distributions	2,101	9,142	4,801
Shares redeemed	(15,324)	(80,138)	(75)
Net increase (decrease)	$ 113,319	$ 820,637	$ 11,285

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Total Bond (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present) a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Total Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of Total Bond. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (44)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of Total Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Total Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Total Bond. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Total Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Total Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Total Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Total Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (45)

Year of Election or Appointment: 2004

Deputy Treasurer of Total Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Total Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Total Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 8.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,703,903 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Total Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Total Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Total Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Total Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TBD-ANN-1006 446175.1.0
1.789692.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity intends to use a new approach in the way Advisor Total Bond Fund invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade debt securities. Central funds are mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market segment, such as corporate bonds or mortgage-backed securities. Central funds will allow Advisor Total Bond Fund's portfolio manager to utilize the security selection and market expertise of the central fund manager in constructing the overall portfolio consistent with the fund's investment objective.

In connection with this change, the fund changed its fiscal year end on August 31, 2006, from July 31 to August 31 to align it with the fiscal year end of the new fixed-income central funds.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Life of fund A
Class A (incl. 4.75% sales charge) B	-2.73%	3.70%
Class T (incl. 3.50% sales charge) C	-1.57%	3.96%
Class B (incl. contingent deferred sales charge) D	-3.53%	3.87%
Class C (incl. contingent deferred sales charge) E	0.31%	4.51%

A From October 15, 2002.

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year and life of fund total return figures are 5% and 3%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Class T on October 15, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers U.S. Universal Index performed over the same period.

Going forward, the fund's primary benchmark will be the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers U.S. Universal Index because the Lehman Brothers Aggregate Bond Index is more widely recognized and used by similar funds. The fund will retain the Lehman Brothers U.S. Universal Index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity Advisor Total Bond Fund

Investment-grade bonds sank in the first two months of the 12-month period ending August 31, 2006, after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the year overall according the Lehman Brothers® Aggregate Bond Index.

The fund's Class A, Class T, Class B and Class C shares returned 2.12%, 2.00%, 1.35% and 1.28%, respectively (excluding sales charges), for the 12 months ending August 31, 2006 - the fund's new fiscal year end. In comparison, the Lehman Brothers Aggregate Bond Index - which became the fund's primary benchmark on June 1, 2006 - gained 1.71% and the Lehman Brothers Universal Index rose 2.18%. For the one-month period ending August 31, 2006 - the period since I last reported to you - the fund's Class A, Class T, Class B and Class C shares gained 1.44%, 1.43%, 1.38% and 1.37%, respectively (excluding sales charges), while the Lehman Brothers Aggregate Bond Index rose 1.53% and the Lehman Brothers Universal Index rose 1.56%. Benefiting fund returns versus the Aggregate Bond index during the 12-month period was security selection in the investment-grade corporate segment. Yield-curve positioning also helped, as did favorable sector allocation, including an overweighting in asset-backed securities and an out-of-index exposure to collateralized mortgage obligations. Some holdings in these securitized products resulted from our advantageous allocation to Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. Investments in emerging-markets and high-yield debt - including a small stake in Fidelity Floating Rate Central Investment Portfolio - contributed as well. We've recently increased the fund's limit on high-yield and emerging-markets securities to allow for more investment flexibility, while keeping at least 80% of the fund in investment-grade debt. Detracting from performance was an underweighted exposure to mortgage pass-through securities, which performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31st to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,020.50	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.92
Class T
Actual	$ 1,000.00	$ 1,019.90	$ 4.58
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Class B
Actual	$ 1,000.00	$ 1,016.70	$ 7.78
HypotheticalA	$ 1,000.00	$ 1,017.49	$ 7.78
Class C
Actual	$ 1,000.00	$ 1,016.30	$ 8.13
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.13
Total Bond
Actual	$ 1,000.00	$ 1,022.20	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,020.80	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.77%
Class T	.90%
Class B	1.53%
Class C	1.60%
Total Bond	.45%
Institutional Class	.57%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of July 31, 2006
U. S. Government and U. S. Government Agency Obligations 46.1%	U. S. Government and U. S. Government Agency Obligations 48.1%
AAA 10.8%	AAA 11.7%
AA 3.3%	AA 3.4%
A 6.2%	A 7.8%
BBB 16.0%	BBB 15.7%
BB and Below 8.6%	BB and Below 8.7%
Not Rated 1.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of August 31, 2006
1 month ago
Years	6.0	6.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
1 month ago
Years	4.3	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006*		As of July 31, 2006**
	Corporate Bonds 24.8%		Corporate Bonds 24.6%
	U. S. Government and U. S. Government Agency Obligations 46.1%		U. S. Government and U. S. Government Agency Obligations 48.1%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 9.9%
	CMOs and Other Mortgage Related Securities 8.8%		CMOs and Other Mortgage Related Securities 9.4%
	Other Investments 4.6%		Other Investments 4.8%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.9%	** Foreign investments	9.1%
* Futures and Swaps	14.4%	** Futures and Swaps	14.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 92,000
Goodyear Tire & Rubber Co. 9% 7/1/15	500,000	500,000
Tenneco, Inc. 8.625% 11/15/14	555,000	552,225
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	93,090
Visteon Corp. 7% 3/10/14	690,000	624,450
		1,861,765
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,226,250
7.45% 7/16/31	5,000,000	3,925,000
General Motors Corp.:
6.375% 5/1/08	800,000	772,000
8.25% 7/15/23	800,000	664,000
		6,587,250
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (d)	340,000	343,400
Carriage Services, Inc. 7.875% 1/15/15	650,000	627,250
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,813
6.75% 4/1/16	1,205,000	1,146,256
		2,191,719
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	105,000	104,475
Domino's, Inc. 8.25% 7/1/11	55,000	56,925
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	60,550
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	47,625
8% 11/15/13	225,000	229,219
Herbst Gaming, Inc.:
7% 11/15/14	50,000	48,125
8.125% 6/1/12	70,000	71,400
Host Marriott LP:
6.75% 6/1/16	100,000	97,000
7.125% 11/1/13	35,000	35,394
ITT Corp. 7.375% 11/15/15	250,000	260,000
Kerzner International Ltd. 6.75% 10/1/15	140,000	149,450
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	435,000	409,988
MGM MIRAGE:
6% 10/1/09	50,000	48,938
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM MIRAGE: - continued
8.375% 2/1/11	$ 40,000	$ 41,150
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	39,250
MTR Gaming Group, Inc. 9.75% 4/1/10	385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	79,800
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	140,700
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	241,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	30,000	30,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	68,425
7.25% 5/1/12	50,000	49,250
Six Flags, Inc.:
9.625% 6/1/14	180,000	160,650
9.75% 4/15/13	55,000	49,638
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	98,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	250,000	271,250
Station Casinos, Inc.:
6% 4/1/12	420,000	400,050
6.5% 2/1/14	40,000	37,300
6.625% 3/15/18	50,000	44,625
6.875% 3/1/16	450,000	416,813
Town Sports International, Inc. 9.625% 4/15/11	106,000	111,035
Vail Resorts, Inc. 6.75% 2/15/14	60,000	58,125
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	42,000	44,415
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	164,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	152,800
		4,783,015
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	637,177
Goodman Global Holdings, Inc. 7.875% 12/15/12	180,000	168,750
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	43,815
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
6.5% 1/15/14	$ 100,000	$ 90,500
8.875% 4/1/12	10,000	9,763
KB Home 7.25% 6/15/18	100,000	92,636
Sealy Mattress Co. 8.25% 6/15/14	50,000	50,375
Technical Olympic USA, Inc. 8.25% 4/1/11 (d)	200,000	187,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (d)	265,000	275,600
WCI Communities, Inc. 9.125% 5/1/12	35,000	30,975
		1,587,091
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	541,459
Cablevision Systems Corp.:
8% 4/15/12	530,000	530,000
9.62% 4/1/09 (f)	340,000	362,100
CanWest Media, Inc. 8% 9/15/12	30,000	28,950
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	615,000	621,919
10.25% 9/15/10	100,000	101,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	370,000	374,625
Cinemark, Inc. 0% 3/15/14 (b)	100,000	78,250
Comcast Corp.:
4.95% 6/15/16	530,000	488,837
5.5% 3/15/11	625,000	623,926
5.85% 1/15/10	500,000	505,367
6.45% 3/15/37	7,845,000	7,693,089
Cox Communications, Inc.:
4.625% 1/15/10	6,210,000	6,015,944
4.625% 6/1/13	1,060,000	978,175
CSC Holdings, Inc.:
7.25% 4/15/12 (d)(f)	460,000	450,800
7.875% 2/15/18	400,000	405,000
8.125% 7/15/09	365,000	377,319
Dex Media, Inc.:
0% 11/15/13 (b)	95,000	79,800
0% 11/15/13 (b)	5,000	4,200
8% 11/15/13	260,000	259,025
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 450,000	$ 437,063
6.625% 10/1/14	400,000	382,520
7.125% 2/1/16 (d)	750,000	729,375
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49	770,000	766,150
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (c)	1,116,302	1,117,697
Granite Broadcasting Corp. 9.75% 12/1/10	390,000	359,775
Houghton Mifflin Co.:
0% 10/15/13 (b)	450,000	378,000
8.25% 2/1/11	500,000	503,125
9.875% 2/1/13	445,000	457,238
iesy Repository GmbH 10.375% 2/15/15 (d)	80,000	75,200
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	101,750
Liberty Media Corp.:
5.7% 5/15/13	570,000	531,525
5.7% 5/15/13	450,000	419,625
8.5% 7/15/29	130,000	131,580
LodgeNet Entertainment Corp. 9.5% 6/15/13	440,000	468,050
News America Holdings, Inc. 7.75% 12/1/45	170,000	186,648
News America, Inc.:
6.2% 12/15/34	5,330,000	4,980,523
6.4% 12/15/35	500,000	479,127
Nexstar Broadcasting, Inc. 7% 1/15/14	700,000	630,000
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(d)	300,000	171,750
10% 8/1/14 (d)	400,000	409,500
PanAmSat Corp.:
6.375% 1/15/08	200,000	198,000
9% 8/15/14	84,000	85,050
Paxson Communications Corp.:
8.7569% 1/15/12 (d)(f)	700,000	710,500
11.7569% 1/15/13 (d)(f)	800,000	804,000
Quebecor Media, Inc. 7.75% 3/15/16	450,000	444,375
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (d)	280,000	296,800
10.375% 9/1/14 (d)	30,000	33,375
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,313
The Reader's Digest Association, Inc. 6.5% 3/1/11	600,000	575,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Entertainment Co. LP 8.375% 7/15/33	$ 1,000,000	$ 1,146,804
Time Warner, Inc.:
6.625% 5/15/29	8,830,000	8,653,426
9.125% 1/15/13	40,000	45,996
Viacom, Inc. 5.75% 4/30/11 (d)	995,000	986,811
Visant Holding Corp. 8.75% 12/1/13 (d)	450,000	442,125
		48,708,206
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15	100,000	106,250
The May Department Stores Co. 6.7% 7/15/34	620,000	620,709
		726,959
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,650
9% 6/15/12	265,000	266,656
AutoNation, Inc. 7% 4/15/14 (d)	50,000	49,250
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	420,000	427,875
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	82,800
Sonic Automotive, Inc. 8.625% 8/15/13	665,000	658,350
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,625
		1,596,206
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	190,000	186,200
Levi Strauss & Co.:
8.875% 4/1/16	100,000	98,000
9.75% 1/15/15	180,000	186,075
10.258% 4/1/12 (f)	320,000	328,800
12.25% 12/15/12	315,000	353,194
		1,152,269
TOTAL CONSUMER DISCRETIONARY		69,194,480
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	425,000	402,065
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	31,425
8.5% 8/1/14	60,000	56,700
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Southern States Cooperative, Inc. 10.5% 11/1/10 (d)	$ 365,000	$ 381,425
Stater Brothers Holdings, Inc. 8.125% 6/15/12	330,000	330,000
		799,550
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	40,000	40,700
Gruma SA de CV 7.75% 12/3/49	200,000	198,250
H.J. Heinz Co. 6.428% 12/1/08 (d)(f)	450,000	458,532
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	370,000	385,725
NPI Merger Corp. 9.23% 10/15/13 (d)(f)	20,000	20,700
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
Swift & Co.:
10.125% 10/1/09	350,000	360,500
12.5% 1/1/10	80,000	80,600
		1,585,407
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	120,000	118,542
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	88,375
		206,917
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	239,333
TOTAL CONSUMER STAPLES		3,233,272
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	334,021
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	275,000	257,970
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	42,680
Hanover Compressor Co.:
7.5% 4/15/13	480,000	480,600
8.625% 12/15/10	20,000	20,850
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,625
Noble Drilling Corp. 5.875% 6/1/13	460,000	466,174
Petronas Capital Ltd. 7% 5/22/12 (d)	5,000	5,359
Universal Compression, Inc. 7.25% 5/15/10	290,000	292,900
		1,952,179
Oil, Gas & Consumable Fuels - 1.9%
Amerada Hess Corp. 6.65% 8/15/11	110,000	115,114
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ANR Pipeline, Inc. 9.625% 11/1/21	$ 350,000	$ 425,688
Arch Western Finance LLC 6.75% 7/1/13	350,000	338,625
Atlas Pipeline Partners LP 8.125% 12/15/15	290,000	292,900
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	490,000	479,425
Chaparral Energy, Inc. 8.5% 12/1/15	530,000	537,950
Chesapeake Energy Corp.:
6.875% 1/15/16	350,000	339,500
7.625% 7/15/13	200,000	203,500
7.75% 1/15/15	430,000	434,300
Colorado Interstate Gas Co.:
5.95% 3/15/15	510,000	474,938
6.8% 11/15/15	80,000	79,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	490,000	459,375
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,440,610
El Paso Corp.:
6.375% 2/1/09	455,000	453,439
6.5% 6/1/08	400,000	400,740
6.7% 2/15/27	65,000	64,513
7.75% 6/15/10	850,000	874,939
7.875% 6/15/12	1,500,000	1,541,250
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,025
7.75% 1/15/32	15,000	15,165
8.05% 10/15/30	95,000	97,375
El Paso Production Holding Co. 7.75% 6/1/13	390,000	393,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	300,000	315,841
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	241,732
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,500
Giant Industries, Inc. 8% 5/15/14	130,000	140,725
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,610,000	4,418,413
Massey Energy Co. 6.625% 11/15/10	40,000	39,500
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	240,000	228,066
Newfield Exploration Co. 6.625% 9/1/14	90,000	87,975
Nexen, Inc. 5.875% 3/10/35	600,000	561,320
Northwest Pipeline Corp. 7% 6/15/16 (d)	300,000	304,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	53,213
8.25% 3/15/13	390,000	402,675
Pan American Energy LLC 7.75% 2/9/12 (d)	170,000	170,850
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 20,000	$ 19,800
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	7,160,000	6,966,680
5.75% 12/15/15	3,060,000	2,977,380
6.125% 8/15/08	250,000	251,000
7.375% 12/15/14	12,960,000	14,042,160
7.75% 9/28/49	1,468,000	1,494,424
8.625% 2/1/22	300,000	362,250
Petrobras Energia SA 9.375% 10/30/13	55,000	61,050
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	1,000,000	1,017,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (d)	402,350	400,338
8.22% 4/1/17 (d)	450,000	446,625
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	390,000	372,450
7.375% 7/15/13	40,000	40,100
Ship Finance International Ltd. 8.5% 12/15/13	330,000	313,500
Southern Star Central Corp. 6.75% 3/1/16 (d)	60,000	59,100
Talisman Energy, Inc. 5.85% 2/1/37	350,000	325,296
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	440,000	441,100
Teekay Shipping Corp. 8.875% 7/15/11	30,000	31,800
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	100,000	97,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	215,000	215,000
Williams Companies, Inc.:
7.125% 9/1/11	255,000	258,825
7.625% 7/15/19	30,000	30,300
7.875% 9/1/21	35,000	35,569
8.125% 3/15/12	280,000	292,250
8.75% 3/15/32	165,000	176,550
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	100,000	100,625
YPF SA:
10% 11/2/28	125,000	146,875
yankee 9.125% 2/24/09	275,000	290,469
		47,749,197
TOTAL ENERGY		49,701,376
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 8.6%
Capital Markets - 1.7%
Ameriprise Financial, Inc. 7.518% 6/1/66 (c)	$ 1,475,000	$ 1,555,629
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	97,175
4.25% 9/4/12 (f)	205,000	203,052
E*TRADE Financial Corp.:
7.375% 9/15/13	440,000	447,700
8% 6/15/11	815,000	845,563
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,105,557
Goldman Sachs Group, Inc.:
5.25% 10/15/13	7,020,000	6,880,098
5.7% 9/1/12	1,100,000	1,111,628
6.45% 5/1/36	8,375,000	8,477,652
6.6% 1/15/12	500,000	524,445
JP Morgan Chase Capital XVIII 6.95% 8/17/36	3,285,000	3,457,216
Lazard Group LLC 7.125% 5/15/15	685,000	716,235
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,731
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (f)	7,200,000	7,228,987
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	662,940
Morgan Stanley 6.6% 4/1/12	8,100,000	8,543,767
		41,888,375
Commercial Banks - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)	600,000	591,000
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,088
Dresdner Bank AG 10.375% 8/17/09 (d)	1,050,000	1,145,760
Export-Import Bank of Korea 5.125% 2/14/11	5,710,000	5,628,004
HSBC Holdings PLC 6.5% 5/2/36	500,000	526,507
KeyCorp Capital Trust VII 5.7% 6/15/35	4,340,000	3,964,534
Korea Development Bank:
3.875% 3/2/09	5,455,000	5,274,821
4.75% 7/20/09	320,000	315,273
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	100,000	102,250
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(f)	1,190,000	1,201,846
UBS Luxembourg SA 8% 2/11/10	550,000	561,715
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	600,000	645,000
Wachovia Bank NA 4.875% 2/1/15	10,400,000	9,926,363
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 4.875% 2/15/14	$ 175,000	$ 167,730
Western Financial Bank 9.625% 5/15/12	15,000	16,560
Woori Bank 6.125% 5/3/16 (d)(f)	375,000	379,101
		30,480,552
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (f)	1,205,000	1,251,765
Capital One Bank 6.5% 6/13/13	1,090,000	1,132,942
Ford Motor Credit Co.:
6.625% 6/16/08	840,000	826,050
7% 10/1/13	1,050,000	976,500
8.625% 11/1/10	900,000	902,771
9.875% 8/10/11	300,000	313,441
9.9569% 4/15/12 (f)	1,000,000	1,060,020
General Electric Capital Corp. 5.5% 4/28/11	8,930,000	9,021,149
General Motors Acceptance Corp.:
6.125% 2/1/07	600,000	597,958
6.75% 12/1/14	1,135,000	1,083,925
6.875% 9/15/11	950,000	931,000
8% 11/1/31	900,000	904,500
Household Finance Corp. 4.125% 11/16/09	9,340,000	9,012,988
MBNA America Bank NA 7.125% 11/15/12	500,000	543,892
Triad Acquisition Corp. 11.125% 5/1/13	55,000	51,700
		28,610,601
Diversified Financial Services - 1.1%
BAC Capital Trust XI 6.625% 5/23/36	9,775,000	10,200,897
Bank of America Corp. 7.4% 1/15/11	780,000	841,749
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	320,000	320,400
Citigroup, Inc. 5% 9/15/14	1,250,000	1,209,414
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	500,000	508,125
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	71,145
JPMorgan Chase & Co.:
4.875% 3/15/14	1,150,000	1,103,023
5.6% 6/1/11	1,163,000	1,175,488
5.75% 1/2/13	325,000	328,624
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405,000	6,993,615
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	510,000	481,608
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 500,000	$ 485,688
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(f)	4,010,000	3,951,558
		27,671,334
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	500,000	477,391
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,625,000	5,459,158
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	1,485,000	1,484,955
7.5% 8/15/36 (d)	810,000	794,286
Lincoln National Corp. 7% 5/17/66 (f)	12,770,000	13,230,691
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,089,000	1,129,802
Symetra Financial Corp. 6.125% 4/1/16 (d)	380,000	379,843
Travelers Property Casualty Corp. 5% 3/15/13	4,427,000	4,241,274
UnumProvident Corp. 7.625% 3/1/11	77,000	81,910
		27,279,310
Real Estate Investment Trusts - 0.9%
AMB Property LP 5.9% 8/15/13	1,960,000	1,978,091
Archstone-Smith Operating Trust 5.25% 5/1/15	805,000	780,654
Arden Realty LP 5.25% 3/1/15	1,210,000	1,198,175
Boston Properties, Inc. 6.25% 1/15/13	245,000	252,687
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505,000	4,504,865
5.75% 4/1/12	455,000	455,406
Camden Property Trust 5.875% 11/30/12	200,000	201,742
Colonial Properties Trust:
4.75% 2/1/10	630,000	611,631
5.5% 10/1/15	1,590,000	1,537,167
Developers Diversified Realty Corp.:
4.625% 8/1/10	40,000	38,630
5% 5/3/10	350,000	344,330
5.25% 4/15/11	205,000	202,214
5.375% 10/15/12	210,000	206,428
Duke Realty LP:
5.625% 8/15/11	615,000	615,874
5.95% 2/15/17	830,000	835,524
HRPT Properties Trust 5.75% 11/1/15	120,000	118,105
Mack-Cali Realty LP 5.05% 4/15/10	250,000	244,931
Omega Healthcare Investors, Inc.:
7% 4/1/14	870,000	852,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 400,000	$ 388,000
Senior Housing Properties Trust:
7.875% 4/15/15	613,000	625,260
8.625% 1/15/12	500,000	533,750
Simon Property Group LP:
5.1% 6/15/15	485,000	463,624
5.625% 8/15/14	1,000,000	995,604
The Rouse Co. 5.375% 11/26/13	100,000	91,529
Thornburg Mortgage, Inc. 8% 5/15/13	100,000	97,750
United Dominion Realty Trust 5.25% 1/15/15	80,000	76,678
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	147,375
6.625% 10/15/14	865,000	865,000
Washington (REIT) 5.95% 6/15/11	1,665,000	1,689,064
		20,952,688
Real Estate Management & Development - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	415,000	416,038
8.125% 6/1/12	385,000	394,625
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,675
Colonial Realty LP 6.05% 9/1/16	2,235,000	2,237,436
EOP Operating LP:
4.65% 10/1/10	2,170,000	2,097,008
4.75% 3/15/14	4,360,000	4,077,503
6.75% 2/15/12	145,000	152,276
6.8% 1/15/09	1,000,000	1,029,173
7% 7/15/11	500,000	527,458
Forest City Enterprises, Inc. 7.625% 6/1/15	50,000	51,000
Post Apartment Homes LP 6.3% 6/1/13	585,000	596,966
		11,590,158
Thrifts & Mortgage Finance - 0.8%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	545,000	522,129
4.9% 9/23/10	8,150,000	7,944,840
Residential Capital Corp.:
6.375% 6/30/10	45,000	45,390
6.875% 6/30/15	3,320,000	3,438,155
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Saxon Capital, Inc. 12% 5/1/14 (d)	$ 125,000	$ 165,000
Washington Mutual, Inc.:
4.625% 4/1/14	750,000	695,038
5.7956% 9/17/12 (f)	7,500,000	7,510,605
		20,321,157
TOTAL FINANCIALS		208,794,175
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.4% 6/15/16	1,180,000	1,194,358
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,600
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	310,000	330,150
Community Health Systems, Inc. 6.5% 12/15/12	80,000	75,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,350
9.5% 8/15/10	110,000	113,850
CRC Health Group, Inc. 10.75% 2/1/16 (d)	350,000	360,500
DaVita, Inc.:
6.625% 3/15/13	290,000	284,200
7.25% 3/15/15	615,000	605,775
HCA, Inc. 6.5% 2/15/16	700,000	549,500
HealthSouth Corp. 10.75% 6/15/16 (d)	300,000	306,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	350,000	333,375
Multiplan, Inc. 10.375% 4/15/16 (d)	100,000	99,500
ResCare, Inc. 7.75% 10/15/13	80,000	80,400
Rural/Metro Corp.:
0% 3/15/16 (b)	150,000	108,375
9.875% 3/15/15	180,000	183,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	100,000	105,500
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	100,000	104,000
Tenet Healthcare Corp.:
6.375% 12/1/11	375,000	326,250
6.5% 6/1/12	15,000	12,900
7.375% 2/1/13	675,000	600,750
9.25% 2/1/15	1,000,000	940,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Oncology, Inc.:
9% 8/15/12	$ 280,000	$ 289,100
10.75% 8/15/14	80,000	87,400
		5,991,275
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	100,000	71,375
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	48,000
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	58,875
VWR International, Inc.:
6.875% 4/15/12	30,000	29,288
8% 4/15/14	30,000	29,663
		237,201
TOTAL HEALTH CARE		7,422,834
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	300,000	291,750
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	525,000	509,377
Bombardier, Inc.:
6.3% 5/1/14 (d)	340,000	302,600
6.75% 5/1/12 (d)	105,000	98,963
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,100
Orbital Sciences Corp. 9% 7/15/11	135,000	143,100
		1,385,890
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	49,000
6.855% 10/15/10	50,901	51,564
6.977% 11/23/22	9,891	9,446
6.978% 10/1/12	114,523	117,526
7.024% 4/15/11	365,000	374,581
7.377% 5/23/19	105,924	96,126
7.379% 11/23/17	35,701	31,685
7.8% 4/1/08	65,000	65,000
7.858% 4/1/13	9,525,000	10,173,938
AMR Corp. 9% 8/1/12	485,000	478,938
Continental Airlines, Inc.:
8.4075% 6/2/13 (f)	100,000	100,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
9.558% 9/1/19	$ 276,206	$ 285,873
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	6,226,374	6,198,250
6.795% 2/2/20	438,941	415,897
7.566% 9/15/21	84,642	82,526
7.73% 9/15/12	21,945	21,012
8.499% 11/1/12	29,684	29,090
9.798% 4/1/21	387,275	404,702
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	1,450,000	348,000
8.3% 12/15/29 (a)	1,000,000	245,000
9.5% 11/18/08 (a)(d)	61,000	67,100
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,680,000	6,680,000
7.299% 9/18/06	1,000	993
7.57% 11/18/10	805,000	808,019
7.779% 1/2/12	85,169	80,910
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	600,000	294,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,708
7.626% 4/1/10	25,044	23,041
U.S. Airways pass thru trust certificates 6.85% 7/30/19	282,054	284,169
United Airlines pass thru certificates:
6.071% 9/1/14	291,458	291,458
6.201% 3/1/10	125,723	125,880
6.602% 9/1/13	376,272	376,221
7.032% 4/1/12	1,677,832	1,729,190
7.186% 10/1/12	4,154,540	4,237,630
		34,583,973
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,200
Nortek, Inc. 8.5% 9/1/14	100,000	93,000
		114,200
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,175
Adesa, Inc. 7.625% 6/15/12	50,000	49,250
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	445,000	432,763
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 370,000	$ 352,425
7.125% 5/15/16 (d)	400,000	390,000
7.25% 3/15/15	800,000	786,000
7.875% 4/15/13	120,000	122,400
Cenveo Corp. 7.875% 12/1/13	463,000	436,378
FTI Consulting, Inc. 7.625% 6/15/13	105,000	105,788
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	232,875
Mac-Gray Corp. 7.625% 8/15/15	150,000	151,875
R.R. Donnelley & Sons Co. 5.5% 5/15/15	1,035,000	923,883
		4,106,812
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Industrial Conglomerates - 0.5%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	910,000	946,190
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	7,200,000	7,177,140
Nell AF Sarl 8.375% 8/15/15 (d)	75,000	74,813
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (d)	3,075,000	3,125,704
		11,323,847
Machinery - 0.0%
Accuride Corp. 8.5% 2/1/15	80,000	74,600
Case New Holland, Inc. 7.125% 3/1/14	350,000	348,250
Chart Industries, Inc. 9.125% 10/15/15 (d)	40,000	41,600
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,400
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	47,750
Dresser, Inc. 9.375% 4/15/11	15,000	15,150
Invensys PLC 9.875% 3/15/11 (d)	164,000	176,300
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	54,150
Terex Corp. 7.375% 1/15/14	100,000	99,500
		877,700
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	471,000	513,390
H-Lines Finance Holding Corp. 0% 4/1/13 (b)	126,000	109,620
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Marine - continued
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	$ 332,000	$ 336,980
OMI Corp. 7.625% 12/1/13	95,000	95,475
		1,055,465
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	400,000	381,000
7.75% 5/15/16 (d)	400,000	379,000
Hertz Corp.:
8.875% 1/1/14 (d)	700,000	727,125
10.5% 1/1/16 (d)	360,000	388,800
Kansas City Southern Railway Co. 7.5% 6/15/09	400,000	397,000
TFM SA de CV 9.375% 5/1/12	65,000	68,819
		2,341,744
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc. 9% 8/15/16 (d)	300,000	306,375
Ashtead Holdings PLC 8.625% 8/1/15 (d)	275,000	273,969
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	160,000	162,400
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	400,000	429,000
Penhall International Corp. 12% 8/1/14 (d)	250,000	256,250
		1,427,994
Transportation Infrastructure - 0.6%
BNSF Funding Trust I 6.613% 12/15/55 (f)	15,360,000	15,247,903
TOTAL INDUSTRIALS		72,484,978
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	520,000	501,800
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	200,000	202,876
10.125% 7/15/13 (d)	200,000	203,500
		908,176
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	350,000	348,250
Sanmina-SCI Corp. 8.125% 3/1/16	350,000	341,250
		689,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	$ 120,000	$ 111,600
SunGard Data Systems, Inc. 9.125% 8/15/13	575,000	592,969
		704,569
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	132,600
Xerox Corp.:
6.75% 2/1/17	200,000	200,250
7.2% 4/1/16	465,000	482,438
7.625% 6/15/13	310,000	322,013
		1,137,301
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.75% 5/15/13	65,000	60,775
9.25% 6/1/16	100,000	95,250
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340,000	6,286,617
6.375% 8/3/15	760,000	748,511
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	61,275
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	20,125
8% 12/15/14	80,000	50,800
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	46,200
Viasystems, Inc. 10.5% 1/15/11	480,000	466,800
		7,836,353
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	50,000	46,500
SERENA Software, Inc. 10.375% 3/15/16 (d)	230,000	233,738
		280,238
TOTAL INFORMATION TECHNOLOGY		11,556,137
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	410,000	440,750
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,200
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (b)	550,000	438,625
Equistar Chemicals LP 7.55% 2/15/26	350,000	323,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	$ 395,000	$ 424,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	70,000	70,700
Huntsman International LLC 9.875% 3/1/09	99,000	103,084
IMC Global, Inc. 10.875% 8/1/13	100,000	109,000
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	310,000	317,750
Innophos, Inc. 8.875% 8/15/14	30,000	30,263
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	203,500
10.875% 5/1/09	55,000	56,031
Nalco Co. 7.75% 11/15/11	630,000	637,875
Pliant Corp. .225% 6/15/09 (c)	60,000	57,900
Rhodia SA:
7.625% 6/1/10	600,000	609,000
8.875% 6/1/11	300,000	307,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	147,375
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	800,000	820,000
		5,184,928
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,000
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,625
		79,625
Containers & Packaging - 0.1%
AEP Industries, Inc. 7.875% 3/15/13	30,000	29,550
Ball Corp. 6.625% 3/15/18	500,000	482,500
BWAY Corp. 10% 10/15/10	105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	200,000	201,000
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	99,225
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	50,000	48,500
9.875% 10/15/14	395,000	381,175
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	121,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,688
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,225
8.875% 2/15/09	350,000	358,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 50,000	$ 50,000
7.5% 5/15/10	395,000	389,075
7.8% 5/15/18	45,000	41,963
8.1% 5/15/07	410,000	414,100
Tekni-Plex, Inc. 10.875% 8/15/12 (d)	40,000	44,400
		2,801,201
Metals & Mining - 0.2%
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,800
Century Aluminum Co. 7.5% 8/15/14	40,000	39,700
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	335,000	347,700
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	571,000	588,130
Evraz Securities SA 10.875% 8/3/09	800,000	879,040
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	375,000	369,375
10.125% 2/1/10	140,000	148,925
Newmont Mining Corp. 5.875% 4/1/35	405,000	375,380
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	198,413
Novelis, Inc. 8% 2/15/15 (d)(f)	210,000	200,550
RathGibson, Inc. 11.25% 2/15/14 (d)	50,000	51,750
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	85,800
		3,321,563
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	28,050
8.3819% 10/15/12 (f)	30,000	30,338
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	193,250
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,025
7.75% 11/15/29	10,000	9,438
8% 1/15/24	130,000	127,400
8.125% 5/15/11	605,000	617,100
International Paper Co. 4.25% 1/15/09	345,000	336,640
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	96,000
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	230,000	227,700
Solo Cup Co. 8.5% 2/15/14	145,000	126,150
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12	$ 400,000	$ 378,000
Stone Container Finance Co. 7.375% 7/15/14	400,000	360,000
		2,544,091
TOTAL MATERIALS		13,931,408
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,486
AT&T, Inc. 6.8% 5/15/36	2,000,000	2,068,022
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,166
8.875% 12/15/30	145,000	187,154
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	399,651
Embarq Corp.:
6.738% 6/1/13	85,000	86,723
7.082% 6/1/16	480,000	489,762
7.995% 6/1/36	1,101,000	1,150,720
Empresa Brasileira de Telecomm SA 11% 12/15/08	402,000	441,597
Eschelon Operating Co. 8.375% 3/15/10	96,000	92,640
GCI, Inc. 7.25% 2/15/14	50,000	47,875
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,400
9.25% 6/15/16 (d)	350,000	363,125
11.25% 6/15/16 (d)	400,000	414,000
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	650,000	709,313
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	75,000	78,188
NTL Cable PLC:
8.75% 4/15/14	300,000	309,000
9.125% 8/15/16	210,000	217,875
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)	155,000	155,000
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,625
7.25% 2/15/11	285,000	280,013
7.625% 8/3/21	20,000	19,250
Qwest Communications International, Inc.:
7.5% 2/15/14	1,060,000	1,052,050
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14	$ 60,000	$ 59,250
8.905% 2/15/09 (f)	340,000	346,375
Qwest Corp.:
7.5% 10/1/14 (d)	500,000	508,125
7.625% 6/15/15	610,000	624,579
8.5794% 6/15/13 (f)	90,000	96,525
SBC Communications, Inc.:
6.15% 9/15/34	500,000	476,437
6.45% 6/15/34	220,000	216,952
Sprint Capital Corp.:
8.375% 3/15/12	960,000	1,072,872
8.75% 3/15/32	4,890,000	5,929,458
Telecom Italia Capital SA:
4% 1/15/10	4,055,000	3,852,923
4.875% 10/1/10	340,000	329,889
4.95% 9/30/14	415,000	382,605
6% 9/30/34	500,000	451,418
7.2% 7/18/36	2,000,000	2,072,150
Telefonica de Argentina SA 9.125% 11/7/10	569,000	600,295
Telefonica Emisiones SAU 7.045% 6/20/36	8,825,000	9,228,453
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	87,345
Telenet Group Holding NV 0% 6/15/14 (b)(d)	52,000	44,850
TELUS Corp. yankee 7.5% 6/1/07	7,570,000	7,675,231
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	83,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	375,000	371,719
U.S. West Communications 6.875% 9/15/33	415,000	371,425
Verizon Global Funding Corp. 7.75% 12/1/30	5,296,000	5,951,576
Verizon New York, Inc. 6.875% 4/1/12	120,000	124,598
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	350,000	380,625
Windstream Corp.:
8.125% 8/1/13 (d)	200,000	211,000
8.625% 8/1/16 (d)	350,000	370,125
		50,637,835
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09	185,000	178,544
6.375% 3/1/35	780,000	742,064
American Tower Corp. 7.5% 5/1/12	105,000	107,888
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 220,000	$ 240,038
8.125% 5/1/12	555,000	620,503
Centennial Communications Corp. 10% 1/1/13	450,000	448,875
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	310,000	301,475
Digicel Ltd. 9.25% 9/1/12 (d)	520,000	540,800
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	1,000,000	932,500
8.375% 3/15/13	1,000,000	1,050,000
Inmarsat Finance II PLC 0% 11/15/12 (b)	70,000	61,075
Inmarsat Finance PLC 7.625% 6/30/12	45,000	46,125
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	195,000	196,463
Mobile Telesystems Finance SA:
8% 1/28/12 (d)	60,000	61,350
8.375% 10/14/10 (d)	905,000	938,938
Nextel Communications, Inc.:
5.95% 3/15/14	1,185,000	1,158,338
7.375% 8/1/15	150,000	154,341
Rogers Communications, Inc.:
6.375% 3/1/14	440,000	427,900
8% 12/15/12	355,000	369,200
9.625% 5/1/11	26,000	28,990
Rural Cellular Corp.:
8.25% 3/15/12	360,000	367,200
9.75% 1/15/10	100,000	98,750
Stratos Global Corp. 9.875% 2/15/13 (d)	150,000	123,000
Telecom Personal SA 9.25% 12/22/10 (d)	590,000	606,225
Vodafone Group PLC:
5% 12/16/13	910,000	866,624
5.5% 6/15/11	170,000	169,034
		10,836,240
TOTAL TELECOMMUNICATION SERVICES		61,474,075
UTILITIES - 2.7%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14	70,000	72,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	493,000	542,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 300,000	$ 298,190
Exelon Corp.:
4.9% 6/15/15	6,195,000	5,798,619
6.75% 5/1/11	420,000	438,927
FirstEnergy Corp. 6.45% 11/15/11	155,000	160,757
Mirant Americas Generation LLC 8.5% 10/1/21	350,000	336,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	440,000	440,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	360,000	370,800
Nevada Power Co.:
5.875% 1/15/15	40,000	39,266
6.5% 4/15/12	50,000	50,968
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,877,992
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	984,514
7.1% 3/1/11	6,660,000	7,104,881
Sierra Pacific Power Co. 6% 5/15/16 (d)	50,000	47,750
Sierra Pacific Resources 7.803% 6/15/12	290,000	298,700
TXU Energy Co. LLC 7% 3/15/13	880,000	918,200
		23,780,139
Gas Utilities - 0.0%
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,906
Sonat, Inc.:
6.625% 2/1/08	20,000	20,000
6.75% 10/1/07	15,000	15,075
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (c)	716,360	709,197
7.5% 12/15/13 (c)	190,000	192,138
		961,316
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14	1,400,000	1,447,250
8.75% 6/15/08	2,000	2,080
8.75% 5/15/13 (d)	35,000	37,538
8.875% 2/15/11	982,000	1,049,513
9% 5/15/15 (d)	625,000	673,438
9.375% 9/15/10	7,000	7,578
9.5% 6/1/09	19,000	20,354
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	$ 170,000	$ 179,350
8.25% 4/15/12 (d)	90,000	96,975
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,113,120
Duke Capital LLC 5.668% 8/15/14	3,120,000	3,049,164
Mirant North America LLC 7.375% 12/31/13	1,020,000	1,011,075
NRG Energy, Inc.:
7.25% 2/1/14	1,300,000	1,285,375
7.375% 2/1/16	1,280,000	1,262,400
PPL Energy Supply LLC:
5.7% 10/15/35	655,000	639,928
6.2% 5/15/16	500,000	511,603
Tenaska Alabama Partners LP 7% 6/30/21 (d)	488,618	470,295
TXU Corp. 5.55% 11/15/14	3,140,000	2,909,110
		15,766,146
Multi-Utilities - 1.1%
CMS Energy Corp.:
6.3% 2/1/12	760,000	746,700
8.5% 4/15/11	545,000	581,788
9.875% 10/15/07	135,000	140,569
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	518,806
5.95% 6/15/35	5,905,000	5,595,401
6.25% 6/30/12	270,000	277,466
7.5% 6/30/66 (f)	1,495,000	1,543,894
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (d)	11,405,000	11,261,673
National Grid PLC 6.3% 8/1/16	5,245,000	5,363,616
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	109,725
		26,139,638
TOTAL UTILITIES		66,647,239
TOTAL NONCONVERTIBLE BONDS (Cost $551,331,587)		564,439,974
U.S. Government and Government Agency Obligations - 21.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 2.8%
Fannie Mae:
3.25% 1/15/08	$ 8,000,000	$ 7,800,240
4.375% 7/17/13	8,745,000	8,362,258
4.625% 5/1/13	5,000,000	4,813,990
6.25% 2/1/11	19,170,000	19,958,635
Freddie Mac:
5.25% 11/5/12	280,000	275,723
5.875% 3/21/11	25,685,000	26,363,058
Tennessee Valley Authority 5.375% 4/1/56	385,000	386,116
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,960,020
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,212,850	3,053,223
2% 1/15/14	100,129,356	98,329,903
2.375% 4/15/11	2,044,340	2,053,284
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		103,436,410
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bond - principal STRIPS:
2/15/15	78,530,000	52,757,789
5/15/30	35,870,000	11,297,066
U.S. Treasury Bonds 6.25% 5/15/30	1,968,000	2,330,697
U.S. Treasury Notes:
4.25% 8/15/13	81,769,000	79,507,597
4.75% 5/15/14	33,615,000	33,651,775
U.S. Treasury Notes - principal STRIPS:
8/15/10	131,350,000	109,554,664
2/15/12	75,970,000	59,087,871
TOTAL U.S. TREASURY OBLIGATIONS		348,187,459
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $510,944,670)		519,583,889
U.S. Government Agency - Mortgage Securities - 22.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 20.1%
3.738% 10/1/33 (f)	$ 53,970	$ 52,794
3.744% 1/1/35 (f)	64,071	63,019
3.748% 12/1/34 (f)	46,229	45,436
3.75% 1/1/34 (f)	54,651	53,405
3.757% 10/1/33 (f)	45,871	44,926
3.788% 6/1/34 (f)	222,227	216,349
3.796% 12/1/34 (f)	12,989	12,777
3.81% 6/1/33 (f)	38,451	37,821
3.834% 1/1/35 (f)	122,505	120,407
3.838% 4/1/33 (f)	159,995	157,481
3.846% 1/1/35 (f)	46,429	45,670
3.847% 5/1/34 (f)	9,719,395	9,481,071
3.851% 10/1/33 (f)	1,358,342	1,334,394
3.866% 1/1/35 (f)	72,579	71,575
3.898% 10/1/34 (f)	42,484	42,096
3.904% 1/1/35 (f)	123,043	121,958
3.905% 12/1/34 (f)	34,840	34,411
3.941% 5/1/34 (f)	15,159	15,244
3.952% 1/1/35 (f)	46,258	45,818
3.954% 12/1/34 (f)	31,474	31,223
3.955% 12/1/34 (f)	274,404	271,547
3.957% 5/1/33 (f)	12,730	12,543
3.992% 1/1/35 (f)	31,907	31,581
3.996% 12/1/34 (f)	32,529	32,221
3.996% 12/1/34 (f)	47,442	46,934
3.998% 2/1/35 (f)	35,948	35,502
4.029% 1/1/35 (f)	18,845	18,612
4.034% 10/1/18 (f)	39,920	39,288
4.037% 1/1/35 (f)	28,354	27,993
4.041% 2/1/35 (f)	32,615	32,216
4.052% 12/1/34 (f)	67,538	67,140
4.058% 1/1/35 (f)	59,011	58,285
4.079% 2/1/35 (f)	65,792	65,029
4.082% 4/1/33 (f)	14,386	14,232
4.083% 2/1/35 (f)	30,068	29,736
4.086% 2/1/35 (f)	33,613	33,221
4.094% 11/1/34 (f)	52,973	52,428
4.102% 2/1/35 (f)	119,000	117,979
4.108% 1/1/35 (f)	75,497	74,632
4.114% 1/1/35 (f)	77,280	76,604
4.116% 2/1/35 (f)	83,460	82,514
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.126% 1/1/35 (f)	$ 124,915	$ 123,580
4.143% 2/1/35 (f)	63,223	62,531
4.144% 1/1/35 (f)	126,058	125,143
4.156% 1/1/35 (f)	126,857	126,241
4.171% 1/1/35 (f)	96,454	94,128
4.181% 10/1/34 (f)	113,972	113,453
4.181% 11/1/34 (f)	21,776	21,700
4.187% 1/1/35 (f)	66,086	65,561
4.202% 1/1/35 (f)	49,314	48,946
4.249% 1/1/34 (f)	131,443	129,518
4.25% 2/1/35 (f)	58,756	57,469
4.272% 3/1/35 (f)	53,604	53,048
4.274% 2/1/35 (f)	29,339	29,140
4.275% 8/1/33 (f)	87,620	86,732
4.282% 7/1/34 (f)	36,038	36,048
4.287% 12/1/34 (f)	31,517	31,150
4.306% 5/1/35 (f)	63,162	62,573
4.313% 3/1/33 (f)	26,347	25,755
4.337% 9/1/34 (f)	145,740	144,487
4.35% 1/1/35 (f)	60,573	59,314
4.351% 9/1/34 (f)	74,201	74,117
4.356% 4/1/35 (f)	32,878	32,568
4.362% 2/1/34 (f)	108,078	106,645
4.39% 11/1/34 (f)	4,301,973	4,303,521
4.394% 5/1/35 (f)	141,384	140,331
4.396% 2/1/35 (f)	75,085	73,588
4.423% 10/1/34 (f)	206,328	205,908
4.426% 1/1/35 (f)	51,534	51,130
4.438% 3/1/35 (f)	59,842	58,672
4.444% 12/1/34 (f)	291,282	286,036
4.456% 8/1/34 (f)	141,899	140,175
4.464% 5/1/35 (f)	70,492	69,877
4.489% 3/1/35 (f)	165,265	162,229
4.494% 1/1/35 (f)	64,890	64,294
4.497% 8/1/34 (f)	293,155	295,550
4.5% 5/1/18 to 12/1/35	110,894,266	105,787,220
4.5% 9/1/21 (e)	6,264,781	6,023,833
4.5% 9/1/21 (e)	5,347,320	5,141,658
4.516% 3/1/35 (f)	149,139	146,473
4.527% 2/1/35 (f)	7,351,065	7,274,184
4.532% 2/1/35 (f)	298,051	296,020
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.537% 7/1/34 (f)	$ 62,504	$ 62,239
4.539% 7/1/35 (f)	173,359	171,899
4.54% 2/1/35 (f)	42,361	42,054
4.554% 2/1/35 (f)	40,410	40,154
4.577% 2/1/35 (f)	137,642	135,460
4.577% 7/1/35 (f)	194,277	192,696
4.584% 2/1/35 (f)	3,903,935	3,840,049
4.593% 1/1/33 (f)	234,202	232,998
4.609% 11/1/34 (f)	150,403	148,472
4.661% 3/1/35 (f)	2,976,724	2,960,157
4.67% 11/1/34 (f)	159,837	158,072
4.716% 7/1/35 (f)	3,691,304	3,609,750
4.727% 7/1/34 (f)	144,441	143,176
4.729% 10/1/34 (f)	195,663	193,784
4.77% 12/1/34 (f)	130,487	129,234
4.778% 12/1/34 (f)	47,160	46,716
4.801% 10/1/34 (f)	100,970	100,104
4.803% 12/1/32 (f)	62,771	62,798
4.809% 6/1/35 (f)	237,846	236,660
4.817% 2/1/33 (f)	82,823	82,510
4.818% 11/1/34 (f)	168,569	167,099
4.875% 10/1/34 (f)	5,352,022	5,314,566
4.96% 8/1/34 (f)	2,595,010	2,583,407
5% 3/1/35 to 1/1/36	41,178,771	39,467,937
5% 9/1/36 (e)	92,810,011	88,937,736
5.083% 9/1/34 (f)	4,204,709	4,193,106
5.091% 5/1/35 (f)	309,625	309,334
5.1% 9/1/34 (f)	45,628	45,526
5.172% 5/1/35 (f)	4,744,957	4,726,843
5.177% 5/1/35 (f)	215,890	215,064
5.196% 6/1/35 (f)	220,240	220,366
5.205% 3/1/35 (f)	33,602	33,502
5.215% 5/1/35 (f)	4,869,094	4,854,440
5.359% 12/1/34 (f)	91,953	92,125
5.5% 11/1/16 to 4/1/36	62,223,062	61,427,847
5.5% 9/1/36 (e)	54,265,689	53,271,173
5.502% 2/1/36 (f)	8,425,006	8,449,249
5.631% 1/1/36 (f)	270,621	272,082
5.916% 1/1/36 (f)	958,268	967,082
6% 7/1/08 to 3/1/33	8,440,688	8,505,093
6% 9/1/21 (e)	1,458,555	1,475,435
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6% 9/1/36 (e)	$ 20,000,000	$ 20,025,276
6.5% 6/1/09 to 4/1/36	12,666,674	12,901,323
6.5% 9/1/36 (e)	12,877,350	13,075,657
7% 9/1/25 to 8/1/29	239,206	246,696
TOTAL FANNIE MAE		489,845,604
Freddie Mac - 2.0%
4.043% 12/1/34 (f)	47,108	46,396
4.097% 12/1/34 (f)	78,912	77,817
4.124% 1/1/35 (f)	187,860	185,236
4.256% 3/1/35 (f)	65,300	64,439
4.263% 1/1/35 (f)	178,157	175,913
4.298% 5/1/35 (f)	122,698	121,264
4.301% 12/1/34 (f)	76,178	74,315
4.326% 2/1/35 (f)	133,094	131,489
4.351% 3/1/35 (f)	104,746	102,243
4.38% 2/1/35 (f)	132,737	129,633
4.438% 2/1/34 (f)	66,874	65,870
4.443% 3/1/35 (f)	63,982	62,561
4.454% 6/1/35 (f)	74,099	73,202
4.458% 3/1/35 (f)	80,262	78,500
4.546% 2/1/35 (f)	118,481	116,054
5.003% 4/1/35 (f)	2,799,251	2,786,997
5.127% 4/1/35 (f)	3,073,874	3,050,315
5.305% 6/1/35 (f)	241,317	240,358
5.504% 8/1/33 (f)	28,959	29,137
5.568% 1/1/36 (f)	467,202	467,356
6% 2/1/17 to 5/1/33	1,193,198	1,204,582
6% 9/1/36 (e)	9,946,113	9,962,569
6% 9/1/36 (e)	30,000,000	30,049,635
TOTAL FREDDIE MAC		49,295,881
Government National Mortgage Association - 0.1%
5.5% 5/15/32 to 5/15/34	1,015,200	1,008,059
7% 7/15/31 to 12/15/32	92,551	95,783
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,103,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,996,923)		540,245,327
Asset-Backed Securities - 2.5%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (f)	$ 125,000	$ 125,420
Class M2, 6.4244% 2/25/34 (f)	125,000	126,330
Series 2005-SD1 Class A1, 5.7244% 11/25/50 (f)	71,735	71,842
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1563% 9/9/30 (d)(f)	190,618	193,954
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	287,597
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,953
Class B1, 5.2% 3/6/11	50,000	49,881
Class C1, 5.28% 11/6/11	315,000	314,419
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.7544% 4/25/34 (f)	65,000	64,999
Class M2, 5.8044% 4/25/34 (f)	50,000	49,999
Series 2004-R8 Class M9, 8.0744% 9/25/34 (f)	725,000	730,288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (f)	12,494	12,533
Series 2004-HE2 Class M1, 5.8744% 4/25/34 (f)	375,000	377,986
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (f)	425,000	426,898
Series 2004-B2 Class B2, 4.37% 4/15/12	6,400,000	6,254,557
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	169,413
Class B, 5.26% 10/15/10	160,000	159,480
Class C, 5.55% 1/18/11	1,500,000	1,496,932
Class D, 7.16% 1/15/13 (d)	160,000	159,825
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (d)	340,000	340,638
Class C, 5.77% 5/20/10 (d)	325,000	325,686
Class D, 6.15% 4/20/11 (d)	550,000	551,074
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	5,130,000	4,978,956
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (d)(f)	500,000	500,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (d)(f)	290,000	260,139
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	184,753	181,968
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (f)	$ 220,000	$ 219,999
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	549,517
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	233,892
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	383,836
CNH Equipment Trust Series 2006-A:
Class A3, 5.2% 8/16/10	415,000	415,399
Class A4, 5.27% 9/15/11	8,420,000	8,451,989
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (f)	410,000	411,594
Series 2004-3 Class M1, 5.8244% 6/25/34 (f)	75,000	75,450
Series 2005-1:
Class MV1, 5.7244% 7/25/35 (f)	185,000	185,605
Class MV2, 5.7644% 7/25/35 (f)	220,000	220,892
Series 2005-3 Class MV1, 5.7444% 8/25/35 (f)	4,750,000	4,764,436
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	309,000	303,961
Class C, 5.074% 6/15/35 (d)	281,000	276,902
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	235,000	239,229
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (f)	25,000	25,056
Class M4, 6.2244% 3/25/34 (f)	25,000	25,127
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	400,000	398,828
Series 2006-B Class D, 7.26% 2/15/13 (d)	1,175,000	1,177,309
Fremont Home Loan Trust Series 2004-A Class M1, 5.8744% 1/25/34 (f)	225,000	225,776
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	1,425,000	1,423,561
GSAMP Trust Series 2004-FM2 Class M1, 5.8244% 1/25/34 (f)	249,683	249,681
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (f)	20,726	20,757
Series 2003-4 Class M1, 6.1244% 10/25/33 (f)	22,730	22,791
Series 2004-3 Class M2, 6.5244% 8/25/34 (f)	120,000	121,539
Series 2006-3N Class B, 6.5% 8/27/36 (d)	250,000	246,372
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (f)	106,958	107,196
Class M2, 5.815% 1/20/35 (f)	80,941	81,226
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	$ 8,435,000	$ 8,448,363
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,846
Class B, 5.29% 11/15/12	55,000	55,017
Class C, 5.34% 11/15/12	70,000	70,037
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(f)	422,952	424,009
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.2938% 7/25/36 (f)	150,000	149,997
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (f)	80,000	80,422
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (f)	94,694	94,877
Class M2, 5.8744% 7/25/34 (f)	25,000	25,056
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (f)	90,000	90,739
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (f)	34,998	35,109
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (f)	18,254	18,272
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (d)(f)	138,907	142,727
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (f)	75,000	75,063
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(f)(h)	455,000	122,779
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	250,000	52,256
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (f)	75,000	75,367
Class M4, 6.2994% 6/25/34 (f)	125,000	125,988
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.4444% 6/25/36 (f)	3,492,980	3,493,439
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.8444% 1/25/35 (f)	225,000	226,219
Class M4, 6.1544% 1/25/35 (f)	750,000	756,044
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	745,000	745,204
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (d)	500,000	501,390
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (f)	260,000	263,149
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (d)(f)	100,000	87,051
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (d)(f)	4,670,000	4,670,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	$ 970,000	$ 956,446
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	159,438	157,588
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	378,959
TOTAL ASSET-BACKED SECURITIES (Cost $61,142,868)		61,532,100
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 2.1%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6544% 5/25/35 (f)	157,421	157,089
Series 2005-2 Class 6A2, 5.6044% 6/25/35 (f)	63,678	63,786
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (f)	98,313	99,282
Class 2A1, 4.1644% 12/25/33 (f)	229,249	225,415
Series 2004-7 Class 15B4, 5.3047% 8/25/19 (d)(f)	86,291	78,113
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (f)	360,236	366,602
Class 2A2, 4.1038% 3/25/34 (f)	163,759	160,068
Series 2004-C Class 1A1, 3.3338% 4/25/34 (f)	256,189	258,993
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (f)	325,677	324,496
Class 2A2, 4.1985% 5/25/34 (f)	485,203	475,192
Series 2004-G Class 2A7, 4.5587% 8/25/34 (f)	477,838	470,478
Series 2004-H Class 2A1, 4.4693% 9/25/34 (f)	423,715	416,343
Series 2005-E Class 2A7, 4.6089% 6/25/35 (f)	435,000	423,576
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (f)	8,906,593	8,920,774
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	179,072	178,836
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (f)	36,275	36,305
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (f)	77,294	77,423
Series 2004-3 Class DB4, 5.8427% 4/25/34 (f)	120,518	68,695
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)	179,268	149,378
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.9925% 12/20/54 (d)(f)	$ 400,000	$ 399,984
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	31,787	31,802
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (f)	125,000	123,792
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(f)	368,756	369,775
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	56,467	55,938
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (f)	370,992	370,195
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (f)	267,618	270,299
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (f)	275,619	275,775
Series 2003-E Class XA1, 0.8108% 10/25/28 (f)(h)	800,882	5,585
Series 2003-G Class XA1, 1% 1/25/29 (h)	1,125,429	8,403
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	905,170	7,700
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (f)	265,051	265,351
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	350,292	353,812
Series 2004-SL2 Class A1, 6.5% 10/25/16	43,742	44,135
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (d)(f)	42,437	43,255
Class B4, 7.02% 6/10/35 (d)(f)	37,722	38,511
Class B5, 7.62% 6/10/35 (d)(f)	28,291	28,943
Class B6, 8.12% 6/10/35 (d)(f)	14,146	14,339
Series 2004-B:
Class B4, 6.47% 2/10/36 (d)(f)	96,556	98,356
Class B5, 6.92% 2/10/36 (d)(f)	96,556	97,601
Class B6, 7.37% 2/10/36 (d)(f)	96,556	97,333
Series 2004-C:
Class B4, 6.32% 9/10/36 (f)	97,300	98,282
Class B5, 6.72% 9/10/36 (f)	97,300	98,061
Class B6, 7.12% 9/10/36 (f)	97,300	98,055
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	1,603,390	6,185
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (f)	$ 236,166	$ 236,657
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (f)	756,303	759,227
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.3244% 9/25/35 (d)(f)	530,000	455,074
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5944% 10/25/35 (f)	8,095,026	8,082,021
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (f)	100,000	99,239
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (f)	5,076,736	5,077,895
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	42,000	43,111
Series 2004-RA2 Class 2A, 7% 7/25/33	78,286	79,362
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.458% 9/25/34 (f)	383,668	382,314
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (f)	808,891	796,563
Series 2005-AR12 Class 2A6, 4.3188% 7/25/35 (f)	761,586	748,016
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,549,994	9,372,607
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (f)	312,308	306,293
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,080,000	9,005,081
TOTAL PRIVATE SPONSOR		51,695,771
U.S. Government Agency - 0.9%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	1,490,000	1,446,019
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	32,932	31,604
Series 2004-86 Class KC, 4.5% 5/25/19	215,619	207,972
Series 2004-91 Class AH, 4.5% 5/25/29	435,194	423,569
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	309,640
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2760 Class EB, 4.5% 9/15/16	8,662,000	8,384,984
Series 2773 Class EG, 4.5% 4/15/19	7,400,000	7,049,644
Series 2952 Class EC, 5.5% 11/15/28	915,000	913,517
Series 3018 Class UD, 5.5% 9/15/30	495,000	494,166
Series 3049 Class DB, 5.5% 6/15/31	780,000	779,084
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2675 Class CB, 4% 5/15/16	$ 623,580	$ 602,301
Series 2683 Class JA, 4% 10/15/16	637,115	614,283
Series 2750 Class ZT, 5% 2/15/34	413,492	360,471
TOTAL U.S. GOVERNMENT AGENCY		21,617,254
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,851,920)		73,313,025
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp.:
Series 1997-D4 Class B2, 7.525% 4/14/29	500,000	547,172
Series 1997-D5:
Class A2, 6.8216% 2/14/43 (f)	360,000	388,536
Class A3, 6.8716% 2/14/43 (f)	385,000	399,919
Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	2,865,000	2,831,875
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590,000	8,458,399
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8% 11/15/15 (d)(f)	6,058	6,059
Class D, 5.88% 11/15/15 (d)(f)	80,000	80,008
Class F, 6.23% 11/15/15 (d)(f)	60,000	60,019
Class H, 6.73% 11/15/15 (d)(f)	50,000	50,018
Class J, 7.28% 11/15/15 (d)(f)	55,000	55,024
Class K, 7.93% 11/15/15 (d)(f)	50,000	49,760
Series 2005-ESHA:
Class E, 5.91% 7/14/20 (d)(f)	190,000	190,237
Class F, 6.08% 7/14/20 (d)(f)	110,000	110,137
Class G, 6.21% 7/14/20 (d)(f)	100,000	100,124
Class H, 6.43% 7/14/20 (d)(f)	100,000	100,124
Series 2006-ESH:
Class A, 6.19% 7/14/11 (d)(f)	212,580	212,428
Class B, 6.29% 7/14/11 (d)(f)	106,007	105,819
Class C, 6.44% 7/14/11 (d)(f)	212,297	212,146
Class D, 7.07% 7/14/11 (d)(f)	123,385	123,737
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.6844% 4/25/34 (d)(f)	$ 251,785	$ 252,257
Series 2004-2 Class A, 5.7544% 8/25/34 (d)(f)	292,360	293,456
Series 2004-3:
Class A1, 5.6944% 1/25/35 (d)(f)	277,829	278,697
Class A2, 5.7444% 1/25/35 (d)(f)	39,690	39,764
Class M1, 5.8244% 1/25/35 (d)(f)	39,690	39,913
Class M2, 6.3244% 1/25/35 (d)(f)	39,690	40,174
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	2,772,455	150,125
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	180,000	178,303
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	325,000	322,340
Class C, 4.937% 5/14/16 (d)	205,000	203,575
Class D, 4.986% 5/14/16 (d)	75,000	74,571
Class E, 5.064% 5/14/16 (d)	230,000	229,362
Class F, 5.182% 5/14/16 (d)	55,000	54,902
COMM floater Series 2002-FL7 Class D, 5.9% 11/15/14 (d)(f)	28,571	28,577
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (d)	500,000	518,860
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (d)	500,000	520,129
Commercial Mortgage pass thru certificates:
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,035,000	2,044,121
Series 2001-J1A Class G, 6.9884% 2/14/34 (d)(f)	500,000	531,199
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	940,000	933,293
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	665,087
Series 1997-C2 Class F, 7.46% 1/17/35 (f)	500,000	552,653
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000,000	8,589,934
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.5948% 4/29/39 (d)(f)	493,638	501,659
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	18,397	18,699
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 60,000	$ 57,484
Series 2003-47 Class C, 4.227% 10/16/27	5,969,769	5,807,774
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,323
Series 2003-47 Class XA, 0.1774% 6/16/43 (f)(h)	5,395,769	300,691
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)	200,000	201,432
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (d)	500,000	510,187
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)	500,000	496,563
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,195,000	1,177,612
Series 2006-GG7 Class A3, 6.1101% 7/10/38	2,860,000	2,954,625
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.12% 6/6/20 (d)(f)	250,000	250,156
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,607
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	9,400,000	9,475,882
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (f)	100,000	77,303
Class N, 5.8158% 6/1/46 (f)	100,000	70,621
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.98% 9/25/46 (d)(f)	250,000	250,000
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	370,000	392,790
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	110,000	117,523
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (f)	2,790,000	2,806,119
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,305,000	1,333,879
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,295,000	1,267,078
Series 2006-C1 Class A2, 5.084% 2/15/31	1,152,000	1,144,515
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	746,413
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	310,381
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	6,600,000	5,905,904
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.62% 9/15/21 (d)(f)	$ 500,000	$ 500,000
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,580,000	1,541,731
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,140,000	1,156,463
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.069% 7/15/56 (d)(f)(h)	3,732,700	156,798
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	268,427	271,480
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	353,175	454,377
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	7,000,000	7,093,416
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	13,634	13,784
Class C4, 6.893% 5/15/16 (d)	500,000	528,245
Class E3, 7.253% 3/15/13 (d)	127,278	130,047
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	761,797
Series 2006-C24 Class A2, 5.506% 3/15/45	16,615,000	16,737,703
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(f)	1,000,000	972,990
Class 180B, 5.3979% 10/15/41 (d)(f)	500,000	491,176
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,689,313)		97,779,060
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	1,136,973	1,118,213
5.589% 8/3/12 (f)	1,901,250	1,765,475
7% 3/28/11	1,200,000	1,158,800
Brazilian Federative Republic:
8% 1/15/18	491,000	539,609
8.75% 2/4/25	280,000	332,500
10.5% 7/14/14	155,000	194,525
11% 8/17/40	1,320,000	1,721,280
12.25% 3/6/30	580,000	933,800
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic: - continued
12.75% 1/15/20	$ 290,000	$ 438,625
Central Bank of Nigeria:
Brady 6.25% 11/15/20	500,000	500,000
promissory note 5.092% 1/5/10	279,236	265,470
City of Kiev 8.75% 8/8/08	100,000	103,500
Colombian Republic 11.75% 2/25/20	200,000	280,400
Dominican Republic:
Brady 6.2725% 8/30/09 (f)	77,490	77,296
6.1875% 8/30/24 (f)	1,250,000	1,217,188
9.5% 9/27/11	691,684	741,485
Ecuador Republic:
9.375% 12/15/15 (d)	900,000	922,500
10% 8/15/30 (Reg. S)	1,170,000	1,164,150
euro par 5% 2/28/25	153,000	114,176
Indonesian Republic:
6.75% 3/10/14	925,000	934,250
7.25% 4/20/15 (d)	60,000	62,700
7.25% 4/20/15	275,000	287,375
Islamic Republic of Pakistan 7.125% 3/31/16 (d)	200,000	192,000
Israeli State 4.625% 6/15/13	20,000	18,899
Lebanon, Republic of:
8.5669% 11/30/09 (d)(f)	105,000	106,050
8.5669% 11/30/09 (f)	1,165,000	1,176,650
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)	400,000	407,000
Peruvian Republic:
5.875% 3/7/27 (f)	340,000	334,050
7.35% 7/21/25	475,000	501,125
euro Brady past due interest 5% 3/7/17 (f)	1,177,100	1,159,444
Philippine Republic:
5.3203% 12/1/09 (f)	23,800	23,503
8.25% 1/15/14	1,105,000	1,196,163
8.375% 2/15/11	660,000	707,058
8.875% 3/17/15	150,000	169,125
9% 2/15/13	630,000	704,025
9.875% 1/15/19	845,000	1,026,675
10.625% 3/16/25	665,000	871,150
Republic of Iraq 5.8% 1/15/28 (d)	500,000	323,750
Russian Federation:
5% 3/31/30 (Reg. S) (c)	3,177,000	3,534,413
12.75% 6/24/28 (Reg. S)	590,000	1,053,150
State of Qatar 9.75% 6/15/30 (Reg. S)	75,000	108,938
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Turkish Republic:
11% 1/14/13	$ 265,000	$ 319,988
11.5% 1/23/12	200,000	242,250
11.75% 6/15/10	2,255,000	2,643,988
11.875% 1/15/30	1,190,000	1,776,075
Ukraine Government:
(Reg. S) 6.875% 3/4/11	575,000	585,063
8.9025% 8/5/09 (f)	1,150,000	1,221,875
United Mexican States:
5.875% 1/15/14	3,550,000	3,612,125
6.75% 9/27/34	3,790,000	4,026,875
7.5% 1/14/12	100,000	109,350
7.5% 4/8/33	605,000	701,800
8.3% 8/15/31	665,000	836,238
11.5% 5/15/26	50,000	79,500
Uruguay Republic:
7.5% 3/15/15	225,000	232,988
8% 11/18/22	135,000	141,413
Venezuelan Republic:
5.375% 8/7/10	265,000	257,978
6% 12/9/20	220,000	200,200
6.5106% 4/20/11 (f)	820,000	821,640
7% 12/1/18 (Reg. S)	220,000	222,750
7.65% 4/21/25	350,000	372,400
9.25% 9/15/27	235,000	292,105
10.75% 9/19/13	590,000	722,750
13.625% 8/15/18	578,000	872,780
euro Brady FLIRB B 5.985% 3/31/07 (f)	23,805	23,745
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (c)	90,000	73,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,453,562)		48,875,486
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $944,458)	910,000	960,802
Floating Rate Loans - 0.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.4019% 12/9/08 (f)	$ 250,000	$ 249,375
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 6.58% 2/24/10 (f)	250,000	245,938
Trizec Properties, Inc. term loan 6.775% 5/2/07 (f)	250,000	249,688
		495,626
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.7725% 3/16/08 (f)	300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $1,051,343)		1,053,251
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.375% 3/28/13 (f)	109,785	106,492
- Deutsche Bank 6.375% 3/28/13 (f)	12,922	12,534
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,565)		119,026
Fixed-Income Funds - 19.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	667,453	66,958,885
Fidelity Ultra-Short Central Fund (g)	4,161,697	414,088,852
TOTAL FIXED-INCOME FUNDS (Cost $480,930,605)		481,047,737
Preferred Securities - 0.3%
	Principal Amount	Value (Note 1)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $6,760,122)	$ 6,805,000	$ 6,855,272
Cash Equivalents - 10.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06 (i) (Cost $248,504,000)	$ 248,540,501	248,504,000
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $2,611,708,936)		2,644,308,949
NET OTHER ASSETS - (8.4)%		(205,275,168)
NET ASSETS - 100%		$ 2,439,033,781
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34

	Sept. 2034	$ 134,000	$ 1,590
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	134,000	1,676
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ 1,968
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(19,726)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	507
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	495
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	999
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	139
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	367
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 158,345	$ 320
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	126,130	165
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	120
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,590
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	1,198
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,458
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,876
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	2,813
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 420,000	$ 1,715
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	760,000	3,031
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	2,000,000	8,851
TOTAL CREDIT DEFAULT SWAPS		7,573,362	11,152
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(31,903)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(40,057)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(24,020)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(160,676)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	333,496
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	542,820
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 1,250,590
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	1,686,600
TOTAL INTEREST RATE SWAPS		268,635,000	3,556,850
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	174,166
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,000,000	17,201
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	40,000,000	454,483
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	2,000,000	9,802
TOTAL TOTAL RETURN SWAPS		53,000,000	655,652
		$ 329,208,362	$ 4,223,654
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,528,777 or 4.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$248,504,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	$ 95,753,126
Bank of America, National Association	16,093,062
Barclays Capital Inc.	53,376,214
Citigroup Global Markets Inc..	4,023,266
Countrywide Securities Corporation	20,116,328
Goldman Sachs & Co.	12,069,797
UBS Securities LLC	40,232,656
WestLB AG	6,839,551
$ 248,504,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	One month ended August 31, 2006 Income earned	Year ended July 31, 2006 Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 415,138	$ 1,174,909
Fidelity Ultra-Short Central Fund	1,954,640	3,848,914
Total	$ 2,369,778	$ 5,023,823
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value at July 31, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 66,892,140	$ -	$ -	$ 66,958,885	4.6%
Fidelity Ultra-Short Central Fund	414,005,618	-	-	414,088,852	4.9%
Total	$ 480,897,758	$ -	$ -	$ 481,047,737
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $754,552 of which $401,905 and $352,647 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $248,504,000) - See accompanying schedule: Unaffiliated issuers (cost $2,130,778,331)	$ 2,163,261,212
Affiliated Central Funds (cost $480,930,605)	481,047,737
Total Investments (cost $2,611,708,936)		$ 2,644,308,949
Cash		206,008
Receivable for investments sold		5,072,661
Receivable for swap agreements		4,036
Receivable for fund shares sold		3,628,854
Interest receivable		17,220,148
Swap agreements, at value		4,223,654
Total assets		2,674,664,310

Liabilities
Payable for investments purchased Regular delivery	$ 6,382,883
Delayed delivery	226,654,294
Payable for fund shares redeemed	1,169,648
Distributions payable	488,914
Accrued management fee	634,413
Distribution fees payable	4,474
Other affiliated payables	257,841
Other payables and accrued expenses	38,062
Total liabilities		235,630,529

Net Assets		$ 2,439,033,781
Net Assets consist of:
Paid in capital		$ 2,400,950,046
Undistributed net investment income		5,573,349
Accumulated undistributed net realized gain (loss) on investments		(4,313,281)
Net unrealized appreciation (depreciation) on investments		36,823,667
Net Assets		$ 2,439,033,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,780,426 ÷ 652,578 shares)	$ 10.39

Maximum offering price per share (100/95.25 of $10.39)	$ 10.91
Class T: Net Asset Value and redemption price per share ($6,292,713 ÷ 606,140 shares)	$ 10.38

Maximum offering price per share (100/96.50 of $10.38)	$ 10.76
Class B: Net Asset Value and offering price per share ($1,719,819 ÷ 165,484 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($2,105,781 ÷ 202,638 shares)A	$ 10.39

Total Bond: Net Asset Value, offering price and redemption price per share ($2,421,077,463 ÷ 233,023,892 shares)	$ 10.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,057,579 ÷ 101,865 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	One month ended August 31, 2006	Year ended July 31, 2006

Investment Income
Dividends	$ -	$ 153,546
Interest	9,142,423	33,296,400
Income from affiliated Central Funds	2,369,778	5,023,823
Total income	11,512,201	38,473,769

Expenses
Management fee	$ 634,902	$ 2,293,052
Transfer agent fees	199,985	742,160
Distribution fees	4,481	52,639
Fund wide operations fee	58,085	205,256
Independent trustees' compensation	651	2,244
Miscellaneous	-	1,198
Total expenses before reductions	898,104	3,296,549
Expense reductions	(2,211)	(6,204)
Total expenses	895,893	3,290,345
Net investment income	10,616,308	35,183,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,185,596	(4,768,928)
Affiliated Central Funds	-	(12,063)
Swap agreements	473,592	(1,131,505)
Total net realized gain (loss)	1,659,188	(5,912,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,219,348	10,931,759
Swap agreements	2,035,473	2,016,138
Total change in net unrealized appreciation (depreciation)	23,254,821	12,947,897
Net gain (loss)	24,914,009	7,035,401
Net increase (decrease) in net assets resulting from operations	$ 35,530,317	$ 42,218,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	One month ended August 31, 2006	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,616,308	$ 35,183,424	$ 14,843,616
Net realized gain (loss)	1,659,188	(5,912,496)	4,429,155
Change in net unrealized appreciation (depreciation)	23,254,821	12,947,897	1,865,347
Net increase (decrease) in net assets resulting from operations	35,530,317	42,218,825	21,138,118
Distributions to shareholders from net investment income	(9,317,974)	(31,840,595)	(14,221,483)
Distributions to shareholders from net realized gain	-	(1,679,853)	(3,063,178)
Total distributions	(9,317,974)	(33,520,448)	(17,284,661)
Share transactions - net increase (decrease)	92,507,042	1,879,857,353	53,654,454
Total increase (decrease) in net assets	118,719,385	1,888,555,730	57,507,911

Net Assets
Beginning of period	2,320,314,396	431,758,666	374,250,755
End of period (including undistributed net investment income of $5,573,349, $2,168,613, and $539,146, respectively)	$ 2,439,033,781	$ 2,320,314,396	$ 431,758,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.105	(.294) H	.183	.145
Total from investment operations	.148	.182	.570	.191
Distributions from net investment income	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.73% A	.79%	.80%	.80% A
Net investment income	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.105	(.296) H	.173	.144
Total from investment operations	.147	.170	.550	.189
Distributions from net investment income	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.87% A	.90%	.90%	.90% A
Net investment income	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.104	(.296) H	.182	.145
Total from investment operations	.141	.103	.491	.181
Distributions from net investment income	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.51% A	1.55%	1.55%	1.55% A
Net investment income	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.105	(.293) H	.181	.145
Total from investment operations	.141	.096	.480	.180
Distributions from net investment income	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.60% A	1.62%	1.65%	1.65% A
Net investment income	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.105	(.290) G	.182	.237	.269
Total from investment operations	.151	.216	.593	.577	.501
Distributions from net investment income	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	-	(.040)	(.090)	(.060)	-
Total distributions	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	53% A	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.105	(.294) G	.182	.145
Total from investment operations	.150	.199	.592	.193
Distributions from net investment income	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.54% A	.56%	.61%	.65% A
Net investment income	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2006 and the one year period ended July 31, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from CIPs), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,014,726
Unrealized depreciation	(7,982,168)
Net unrealized appreciation (depreciation)	33,032,558
Undistributed ordinary income	5,805,730
Capital loss carryforward	(754,552)

Cost for federal income tax purposes	$ 2,611,276,391

The tax character of distributions paid was as follows:

	One month ended August 31, 2006	July 31, 2006	July 31, 2005
Ordinary Income	$ 9,317,974	$ 32,890,503	$ 16,942,281
Long-term Capital Gains	-	629,945	342,380
Total	$ 9,317,974	$ 33,520,448	$ 17,284,661

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,104,343 and $38,043,690, respectively, for the one month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and July 31, 2006, the management fee was equivalent to an annualized rate of .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and July 31, 2006, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			One month ended August 31, 2006		July 31, 2006
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 658	$ 37	$ 6,518	$ 193
Class T	0%	.25%	1,034	170	14,532	7,540
Class B	.65%	.25%	1,264	929	19,939	14,677
Class C	.75%	.25%	1,525	800	11,650	6,833
			$ 4,481	$ 1,936	$ 52,639	$ 29,243

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the one month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,378
Class T	627
Class B*	174
Class C*	-
$ 3,179

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and July 31, 2006, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	One month ended August 31, 2006		July 31, 2006
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 1,030.23		$ 12,392.29
Class T	1,160.27		18,034.31
Class B	368.26		7,426.34
Class C	391.25		3,090.27
Total Bond	196,870.10		700,498.10
Institutional Class	166.19		720.21
	$ 199,985		$ 742,160

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and July 31, 2006, the FWOE fee was equivalent to an annualized rate of .03% of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds' financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and July 31, 2006, amounted to $0 and $1,198, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period ended July 31, 2006:

	Expense Limitations	Reimbursement from adviser
Class T	.90%	$ 695
Class B	1.55%	844
		$ 1,539

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and July 31, 2006, these credits reduced the Fund's management fee by $1,939 and $3,201, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	One month ended August 31, 2006	July 31, 2006
	Transfer Agent expense reduction	Transfer Agent expense reduction
Total Bond	$ 271	$ 1,464
Institutional Class	1	-
	$ 272	$ 1,464

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	One month ended August 31,	Years ended July 31,
	2006	2006	2005
From net investment income
Class A	$ 18,886	$ 180,734	$ 44,038
Class T	17,679	235,647	89,638
Class B	5,122	75,406	27,061
Class C	5,360	39,421	10,692
Total Bond	9,267,073	31,294,037	14,046,106
Institutional Class	3,854	15,350	3,948
Total	$ 9,317,974	$ 31,840,595	$ 14,221,483
From net realized gain
Class A	$ -	$ 12,832	$ 1,823
Class T	-	23,014	2,706
Class B	-	8,379	2,453
Class C	-	2,940	2,151
Total Bond	-	1,632,006	3,053,158
Institutional Class	-	682	887
Total	$ -	$ 1,679,853	$ 3,063,178

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	One month ended August 31,	Years ended July 31,
	2006	2006	2005
Class A
Shares sold	220,612	390,963	284,201
Reinvestment of distributions	1,550	16,805	4,224
Shares redeemed	(11,849)	(246,932)	(16,733)
Net increase (decrease)	210,313	160,836	271,692
Class T
Shares sold	182,921	395,729	640,420
Reinvestment of distributions	1,650	24,086	8,561
Shares redeemed	(24,758)	(517,046)	(115,159)
Net increase (decrease)	159,813	(97,231)	533,822
Class B
Shares sold	15,160	117,578	198,926
Reinvestment of distributions	396	6,955	2,416
Shares redeemed	(12,233)	(154,343)	(19,350)
Net increase (decrease)	3,323	(29,810)	181,992
Class C
Shares sold	31,118	167,899	64,313
Reinvestment of distributions	433	3,045	1,008
Shares redeemed	(1,096)	(62,848)	(14,837)
Net increase (decrease)	30,455	108,096	50,484
Total Bond
Shares sold	13,049,555	196,541,228	15,519,844
Reinvestment of distributions	844,577	2,948,119	1,546,242
Shares redeemed	(5,355,068)	(14,766,457)	(13,038,155)
Net increase (decrease)	8,539,064	184,722,890	4,027,931
Institutional Class
Shares sold	12,269	87,064	615
Reinvestment of distributions	202	888	453
Shares redeemed	(1,488)	(7,870)	(7)
Net increase (decrease)	10,983	80,082	1,061

Annual Report

9. Share Transactions - continued

	Dollars
	One month ended August 31,	Years ended July 31,
	2006	2006	2005
Class A
Shares sold	$ 2,282,175	$ 4,048,068	$ 3,006,382
Reinvestment of distributions	16,100	174,112	44,746
Shares redeemed	(122,009)	(2,534,797)	(177,183)
Net increase (decrease)	$ 2,176,266	$ 1,687,383	$ 2,873,945
Class T
Shares sold	$ 1,891,613	$ 4,083,246	$ 6,767,881
Reinvestment of distributions	17,127	249,752	90,624
Shares redeemed	(254,833)	(5,305,428)	(1,215,824)
Net increase (decrease)	$ 1,653,907	$ (972,430)	$ 5,642,681
Class B
Shares sold	$ 156,534	$ 1,220,621	$ 2,105,652
Reinvestment of distributions	4,113	72,205	25,606
Shares redeemed	(126,159)	(1,585,560)	(204,667)
Net increase (decrease)	$ 34,488	$ (292,734)	$ 1,926,591
Class C
Shares sold	$ 322,468	$ 1,733,336	$ 682,289
Reinvestment of distributions	4,501	31,492	10,695
Shares redeemed	(11,362)	(646,689)	(156,875)
Net increase (decrease)	$ 315,607	$ 1,118,139	$ 536,109
Total Bond
Shares sold	$ 134,816,251	$ 1,999,048,539	$ 164,657,854
Reinvestment of distributions	8,775,005	30,457,852	16,406,907
Shares redeemed	(55,377,801)	(152,010,033)	(138,400,918)
Net increase (decrease)	$ 88,213,455	$ 1,877,496,358	$ 42,663,843
Institutional Class
Shares sold	$ 126,542	$ 891,633	$ 6,559
Reinvestment of distributions	2,101	9,142	4,801
Shares redeemed	(15,324)	(80,138)	(75)
Net increase (decrease)	$ 113,319	$ 820,637	$ 11,285

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (45)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

Capital Gain Designation Note:

A total of 8.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,703,983 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Total Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Total Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Total Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Total Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-ANN-1006 446178.1.0
1.804575.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2006(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Fidelity intends to use a new approach in the way Advisor Total Bond Fund invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade debt securities. Central funds are mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market segment, such as corporate bonds or mortgage-backed securities. Central funds will allow Advisor Total Bond Fund's portfolio manager to utilize the security selection and market expertise of the central fund manager in constructing the overall portfolio consistent with the fund's investment objective.

In connection with this change, the fund changed its fiscal year end on August 31, 2006, from July 31 to August 31 to align it with the fiscal year end of the new fixed-income central funds.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Life of fundA
Institutional Class B	2.39%	5.12%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers U.S. Universal Index performed over the same period.

Going forward, the fund's primary benchmark will be the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers U.S. Universal Index because the Lehman Brothers Aggregate Bond Index is more widely recognized and used by similar funds. The fund will retain the Lehman Brothers U.S. Universal Index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity Advisor Total Bond Fund

Investment-grade bonds sank in the first two months of the 12-month period ending August 31, 2006, after Gulf Coast hurricanes sent energy prices soaring, prompting fears of a corresponding leap in inflation. However, core inflation readings remained relatively benign. That, combined with an easing of oil prices, helped bonds rally between November and February. But the asset class fell again from March through May, partly as a result of continued interest rate hikes by the Federal Reserve Board. In all, the Fed raised interest rates seven times during the past year. Bonds rose again in July and August, though, after Fed Chairman Ben Bernanke hinted at a pause in its rate hike campaign, which was soon realized when the central bank left rates unchanged at its August meeting. The late rally helped the debt market gain 1.71% for the 12-month period as a whole according the Lehman Brothers® Aggregate Bond Index.

The fund's Institutional Class shares returned 2.39% for the 12 months ending August 31, 2006 - the fund's new fiscal year end - outpacing the Lehman Brothers Aggregate Bond Index, which became the fund's primary benchmark on June 1, 2006, and the Lehman Brothers Universal Index, which rose 2.18%. For the one-month period ending August 31, 2006 - the period since I last reported to you - the fund's Institutional Class shares gained 1.46%, while the Lehman Brothers Aggregate Bond Index rose 1.53% and the Lehman Brothers Universal Index rose 1.56%. Benefiting fund returns versus the Aggregate Bond index during the 12-month period was security selection in the investment-grade corporate segment. Yield-curve positioning also helped, as did favorable sector allocation, including an overweighting in asset-backed securities and an out-of-index exposure to collateralized mortgage obligations. Some holdings in these securitized products resulted from our advantageous allocation to Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. Investments in emerging-markets and high-yield debt - including a small stake in Fidelity Floating Rate Central Investment Portfolio - contributed as well. We've recently increased the fund's limit on high-yield and emerging-markets securities to allow for more investment flexibility, while keeping at least 80% of the fund in investment-grade debt. Detracting from performance was an underweighted exposure to mortgage pass-through securities, which performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31st to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,020.50	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.92
Class T
Actual	$ 1,000.00	$ 1,019.90	$ 4.58
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Class B
Actual	$ 1,000.00	$ 1,016.70	$ 7.78
HypotheticalA	$ 1,000.00	$ 1,017.49	$ 7.78
Class C
Actual	$ 1,000.00	$ 1,016.30	$ 8.13
HypotheticalA	$ 1,000.00	$ 1,017.14	$ 8.13
Total Bond
Actual	$ 1,000.00	$ 1,022.20	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,020.80	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.77%
Class T	.90%
Class B	1.53%
Class C	1.60%
Total Bond	.45%
Institutional Class	.57%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of July 31, 2006
U. S. Government and U. S. Government Agency Obligations 46.1%	U. S. Government and U. S. Government Agency Obligations 48.1%
AAA 10.8%	AAA 11.7%
AA 3.3%	AA 3.4%
A 6.2%	A 7.8%
BBB 16.0%	BBB 15.7%
BB and Below 8.6%	BB and Below 8.7%
Not Rated 1.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 7.4%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of August 31, 2006
1 month ago
Years	6.0	6.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
1 month ago
Years	4.3	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006*		As of July 31, 2006**
	Corporate Bonds 24.8%		Corporate Bonds 24.6%
	U. S. Government and U. S. Government Agency Obligations 46.1%		U. S. Government and U. S. Government Agency Obligations 48.1%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 9.9%
	CMOs and Other Mortgage Related Securities 8.8%		CMOs and Other Mortgage Related Securities 9.4%
	Other Investments 4.6%		Other Investments 4.8%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	8.9%	** Foreign investments	9.1%
* Futures and Swaps	14.4%	** Futures and Swaps	14.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 92,000
Goodyear Tire & Rubber Co. 9% 7/1/15	500,000	500,000
Tenneco, Inc. 8.625% 11/15/14	555,000	552,225
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	93,090
Visteon Corp. 7% 3/10/14	690,000	624,450
		1,861,765
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,226,250
7.45% 7/16/31	5,000,000	3,925,000
General Motors Corp.:
6.375% 5/1/08	800,000	772,000
8.25% 7/15/23	800,000	664,000
		6,587,250
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (d)	340,000	343,400
Carriage Services, Inc. 7.875% 1/15/15	650,000	627,250
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,813
6.75% 4/1/16	1,205,000	1,146,256
		2,191,719
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	105,000	104,475
Domino's, Inc. 8.25% 7/1/11	55,000	56,925
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	60,550
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	47,625
8% 11/15/13	225,000	229,219
Herbst Gaming, Inc.:
7% 11/15/14	50,000	48,125
8.125% 6/1/12	70,000	71,400
Host Marriott LP:
6.75% 6/1/16	100,000	97,000
7.125% 11/1/13	35,000	35,394
ITT Corp. 7.375% 11/15/15	250,000	260,000
Kerzner International Ltd. 6.75% 10/1/15	140,000	149,450
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	435,000	409,988
MGM MIRAGE:
6% 10/1/09	50,000	48,938
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM MIRAGE: - continued
8.375% 2/1/11	$ 40,000	$ 41,150
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	39,250
MTR Gaming Group, Inc. 9.75% 4/1/10	385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	79,800
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	140,700
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	241,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	30,000	30,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	68,425
7.25% 5/1/12	50,000	49,250
Six Flags, Inc.:
9.625% 6/1/14	180,000	160,650
9.75% 4/15/13	55,000	49,638
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	98,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	250,000	271,250
Station Casinos, Inc.:
6% 4/1/12	420,000	400,050
6.5% 2/1/14	40,000	37,300
6.625% 3/15/18	50,000	44,625
6.875% 3/1/16	450,000	416,813
Town Sports International, Inc. 9.625% 4/15/11	106,000	111,035
Vail Resorts, Inc. 6.75% 2/15/14	60,000	58,125
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	42,000	44,415
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	164,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	152,800
		4,783,015
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	637,177
Goodman Global Holdings, Inc. 7.875% 12/15/12	180,000	168,750
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	43,815
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.: - continued
6.5% 1/15/14	$ 100,000	$ 90,500
8.875% 4/1/12	10,000	9,763
KB Home 7.25% 6/15/18	100,000	92,636
Sealy Mattress Co. 8.25% 6/15/14	50,000	50,375
Technical Olympic USA, Inc. 8.25% 4/1/11 (d)	200,000	187,500
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (d)	265,000	275,600
WCI Communities, Inc. 9.125% 5/1/12	35,000	30,975
		1,587,091
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	541,459
Cablevision Systems Corp.:
8% 4/15/12	530,000	530,000
9.62% 4/1/09 (f)	340,000	362,100
CanWest Media, Inc. 8% 9/15/12	30,000	28,950
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	615,000	621,919
10.25% 9/15/10	100,000	101,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	370,000	374,625
Cinemark, Inc. 0% 3/15/14 (b)	100,000	78,250
Comcast Corp.:
4.95% 6/15/16	530,000	488,837
5.5% 3/15/11	625,000	623,926
5.85% 1/15/10	500,000	505,367
6.45% 3/15/37	7,845,000	7,693,089
Cox Communications, Inc.:
4.625% 1/15/10	6,210,000	6,015,944
4.625% 6/1/13	1,060,000	978,175
CSC Holdings, Inc.:
7.25% 4/15/12 (d)(f)	460,000	450,800
7.875% 2/15/18	400,000	405,000
8.125% 7/15/09	365,000	377,319
Dex Media, Inc.:
0% 11/15/13 (b)	95,000	79,800
0% 11/15/13 (b)	5,000	4,200
8% 11/15/13	260,000	259,025
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 450,000	$ 437,063
6.625% 10/1/14	400,000	382,520
7.125% 2/1/16 (d)	750,000	729,375
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49	770,000	766,150
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (c)	1,116,302	1,117,697
Granite Broadcasting Corp. 9.75% 12/1/10	390,000	359,775
Houghton Mifflin Co.:
0% 10/15/13 (b)	450,000	378,000
8.25% 2/1/11	500,000	503,125
9.875% 2/1/13	445,000	457,238
iesy Repository GmbH 10.375% 2/15/15 (d)	80,000	75,200
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	101,750
Liberty Media Corp.:
5.7% 5/15/13	570,000	531,525
5.7% 5/15/13	450,000	419,625
8.5% 7/15/29	130,000	131,580
LodgeNet Entertainment Corp. 9.5% 6/15/13	440,000	468,050
News America Holdings, Inc. 7.75% 12/1/45	170,000	186,648
News America, Inc.:
6.2% 12/15/34	5,330,000	4,980,523
6.4% 12/15/35	500,000	479,127
Nexstar Broadcasting, Inc. 7% 1/15/14	700,000	630,000
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(d)	300,000	171,750
10% 8/1/14 (d)	400,000	409,500
PanAmSat Corp.:
6.375% 1/15/08	200,000	198,000
9% 8/15/14	84,000	85,050
Paxson Communications Corp.:
8.7569% 1/15/12 (d)(f)	700,000	710,500
11.7569% 1/15/13 (d)(f)	800,000	804,000
Quebecor Media, Inc. 7.75% 3/15/16	450,000	444,375
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (d)	280,000	296,800
10.375% 9/1/14 (d)	30,000	33,375
Rogers Cable, Inc. 6.75% 3/15/15	50,000	49,313
The Reader's Digest Association, Inc. 6.5% 3/1/11	600,000	575,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Entertainment Co. LP 8.375% 7/15/33	$ 1,000,000	$ 1,146,804
Time Warner, Inc.:
6.625% 5/15/29	8,830,000	8,653,426
9.125% 1/15/13	40,000	45,996
Viacom, Inc. 5.75% 4/30/11 (d)	995,000	986,811
Visant Holding Corp. 8.75% 12/1/13 (d)	450,000	442,125
		48,708,206
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15	100,000	106,250
The May Department Stores Co. 6.7% 7/15/34	620,000	620,709
		726,959
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,650
9% 6/15/12	265,000	266,656
AutoNation, Inc. 7% 4/15/14 (d)	50,000	49,250
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	420,000	427,875
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	82,800
Sonic Automotive, Inc. 8.625% 8/15/13	665,000	658,350
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,625
		1,596,206
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	190,000	186,200
Levi Strauss & Co.:
8.875% 4/1/16	100,000	98,000
9.75% 1/15/15	180,000	186,075
10.258% 4/1/12 (f)	320,000	328,800
12.25% 12/15/12	315,000	353,194
		1,152,269
TOTAL CONSUMER DISCRETIONARY		69,194,480
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	425,000	402,065
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	31,425
8.5% 8/1/14	60,000	56,700
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Southern States Cooperative, Inc. 10.5% 11/1/10 (d)	$ 365,000	$ 381,425
Stater Brothers Holdings, Inc. 8.125% 6/15/12	330,000	330,000
		799,550
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	40,000	40,700
Gruma SA de CV 7.75% 12/3/49	200,000	198,250
H.J. Heinz Co. 6.428% 12/1/08 (d)(f)	450,000	458,532
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	370,000	385,725
NPI Merger Corp. 9.23% 10/15/13 (d)(f)	20,000	20,700
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
Swift & Co.:
10.125% 10/1/09	350,000	360,500
12.5% 1/1/10	80,000	80,600
		1,585,407
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	120,000	118,542
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	88,375
		206,917
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	239,333
TOTAL CONSUMER STAPLES		3,233,272
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	334,021
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	275,000	257,970
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	42,680
Hanover Compressor Co.:
7.5% 4/15/13	480,000	480,600
8.625% 12/15/10	20,000	20,850
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,625
Noble Drilling Corp. 5.875% 6/1/13	460,000	466,174
Petronas Capital Ltd. 7% 5/22/12 (d)	5,000	5,359
Universal Compression, Inc. 7.25% 5/15/10	290,000	292,900
		1,952,179
Oil, Gas & Consumable Fuels - 1.9%
Amerada Hess Corp. 6.65% 8/15/11	110,000	115,114
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ANR Pipeline, Inc. 9.625% 11/1/21	$ 350,000	$ 425,688
Arch Western Finance LLC 6.75% 7/1/13	350,000	338,625
Atlas Pipeline Partners LP 8.125% 12/15/15	290,000	292,900
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	490,000	479,425
Chaparral Energy, Inc. 8.5% 12/1/15	530,000	537,950
Chesapeake Energy Corp.:
6.875% 1/15/16	350,000	339,500
7.625% 7/15/13	200,000	203,500
7.75% 1/15/15	430,000	434,300
Colorado Interstate Gas Co.:
5.95% 3/15/15	510,000	474,938
6.8% 11/15/15	80,000	79,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	490,000	459,375
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,440,610
El Paso Corp.:
6.375% 2/1/09	455,000	453,439
6.5% 6/1/08	400,000	400,740
6.7% 2/15/27	65,000	64,513
7.75% 6/15/10	850,000	874,939
7.875% 6/15/12	1,500,000	1,541,250
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,025
7.75% 1/15/32	15,000	15,165
8.05% 10/15/30	95,000	97,375
El Paso Production Holding Co. 7.75% 6/1/13	390,000	393,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	300,000	315,841
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	241,732
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,500
Giant Industries, Inc. 8% 5/15/14	130,000	140,725
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,610,000	4,418,413
Massey Energy Co. 6.625% 11/15/10	40,000	39,500
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	240,000	228,066
Newfield Exploration Co. 6.625% 9/1/14	90,000	87,975
Nexen, Inc. 5.875% 3/10/35	600,000	561,320
Northwest Pipeline Corp. 7% 6/15/16 (d)	300,000	304,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	53,213
8.25% 3/15/13	390,000	402,675
Pan American Energy LLC 7.75% 2/9/12 (d)	170,000	170,850
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 20,000	$ 19,800
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	7,160,000	6,966,680
5.75% 12/15/15	3,060,000	2,977,380
6.125% 8/15/08	250,000	251,000
7.375% 12/15/14	12,960,000	14,042,160
7.75% 9/28/49	1,468,000	1,494,424
8.625% 2/1/22	300,000	362,250
Petrobras Energia SA 9.375% 10/30/13	55,000	61,050
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	1,000,000	1,017,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (d)	402,350	400,338
8.22% 4/1/17 (d)	450,000	446,625
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	390,000	372,450
7.375% 7/15/13	40,000	40,100
Ship Finance International Ltd. 8.5% 12/15/13	330,000	313,500
Southern Star Central Corp. 6.75% 3/1/16 (d)	60,000	59,100
Talisman Energy, Inc. 5.85% 2/1/37	350,000	325,296
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	440,000	441,100
Teekay Shipping Corp. 8.875% 7/15/11	30,000	31,800
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	100,000	97,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	215,000	215,000
Williams Companies, Inc.:
7.125% 9/1/11	255,000	258,825
7.625% 7/15/19	30,000	30,300
7.875% 9/1/21	35,000	35,569
8.125% 3/15/12	280,000	292,250
8.75% 3/15/32	165,000	176,550
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	100,000	100,625
YPF SA:
10% 11/2/28	125,000	146,875
yankee 9.125% 2/24/09	275,000	290,469
		47,749,197
TOTAL ENERGY		49,701,376
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - 8.6%
Capital Markets - 1.7%
Ameriprise Financial, Inc. 7.518% 6/1/66 (c)	$ 1,475,000	$ 1,555,629
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	97,175
4.25% 9/4/12 (f)	205,000	203,052
E*TRADE Financial Corp.:
7.375% 9/15/13	440,000	447,700
8% 6/15/11	815,000	845,563
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,105,557
Goldman Sachs Group, Inc.:
5.25% 10/15/13	7,020,000	6,880,098
5.7% 9/1/12	1,100,000	1,111,628
6.45% 5/1/36	8,375,000	8,477,652
6.6% 1/15/12	500,000	524,445
JP Morgan Chase Capital XVIII 6.95% 8/17/36	3,285,000	3,457,216
Lazard Group LLC 7.125% 5/15/15	685,000	716,235
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,731
Lehman Brothers Holdings E-Capital Trust I 6.1725% 8/19/65 (f)	7,200,000	7,228,987
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	662,940
Morgan Stanley 6.6% 4/1/12	8,100,000	8,543,767
		41,888,375
Commercial Banks - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)	600,000	591,000
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,088
Dresdner Bank AG 10.375% 8/17/09 (d)	1,050,000	1,145,760
Export-Import Bank of Korea 5.125% 2/14/11	5,710,000	5,628,004
HSBC Holdings PLC 6.5% 5/2/36	500,000	526,507
KeyCorp Capital Trust VII 5.7% 6/15/35	4,340,000	3,964,534
Korea Development Bank:
3.875% 3/2/09	5,455,000	5,274,821
4.75% 7/20/09	320,000	315,273
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	100,000	102,250
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(f)	1,190,000	1,201,846
UBS Luxembourg SA 8% 2/11/10	550,000	561,715
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	600,000	645,000
Wachovia Bank NA 4.875% 2/1/15	10,400,000	9,926,363
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 4.875% 2/15/14	$ 175,000	$ 167,730
Western Financial Bank 9.625% 5/15/12	15,000	16,560
Woori Bank 6.125% 5/3/16 (d)(f)	375,000	379,101
		30,480,552
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (f)	1,205,000	1,251,765
Capital One Bank 6.5% 6/13/13	1,090,000	1,132,942
Ford Motor Credit Co.:
6.625% 6/16/08	840,000	826,050
7% 10/1/13	1,050,000	976,500
8.625% 11/1/10	900,000	902,771
9.875% 8/10/11	300,000	313,441
9.9569% 4/15/12 (f)	1,000,000	1,060,020
General Electric Capital Corp. 5.5% 4/28/11	8,930,000	9,021,149
General Motors Acceptance Corp.:
6.125% 2/1/07	600,000	597,958
6.75% 12/1/14	1,135,000	1,083,925
6.875% 9/15/11	950,000	931,000
8% 11/1/31	900,000	904,500
Household Finance Corp. 4.125% 11/16/09	9,340,000	9,012,988
MBNA America Bank NA 7.125% 11/15/12	500,000	543,892
Triad Acquisition Corp. 11.125% 5/1/13	55,000	51,700
		28,610,601
Diversified Financial Services - 1.1%
BAC Capital Trust XI 6.625% 5/23/36	9,775,000	10,200,897
Bank of America Corp. 7.4% 1/15/11	780,000	841,749
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	320,000	320,400
Citigroup, Inc. 5% 9/15/14	1,250,000	1,209,414
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	500,000	508,125
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	71,145
JPMorgan Chase & Co.:
4.875% 3/15/14	1,150,000	1,103,023
5.6% 6/1/11	1,163,000	1,175,488
5.75% 1/2/13	325,000	328,624
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405,000	6,993,615
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	510,000	481,608
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 500,000	$ 485,688
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(f)	4,010,000	3,951,558
		27,671,334
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	500,000	477,391
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,625,000	5,459,158
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	1,485,000	1,484,955
7.5% 8/15/36 (d)	810,000	794,286
Lincoln National Corp. 7% 5/17/66 (f)	12,770,000	13,230,691
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,089,000	1,129,802
Symetra Financial Corp. 6.125% 4/1/16 (d)	380,000	379,843
Travelers Property Casualty Corp. 5% 3/15/13	4,427,000	4,241,274
UnumProvident Corp. 7.625% 3/1/11	77,000	81,910
		27,279,310
Real Estate Investment Trusts - 0.9%
AMB Property LP 5.9% 8/15/13	1,960,000	1,978,091
Archstone-Smith Operating Trust 5.25% 5/1/15	805,000	780,654
Arden Realty LP 5.25% 3/1/15	1,210,000	1,198,175
Boston Properties, Inc. 6.25% 1/15/13	245,000	252,687
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505,000	4,504,865
5.75% 4/1/12	455,000	455,406
Camden Property Trust 5.875% 11/30/12	200,000	201,742
Colonial Properties Trust:
4.75% 2/1/10	630,000	611,631
5.5% 10/1/15	1,590,000	1,537,167
Developers Diversified Realty Corp.:
4.625% 8/1/10	40,000	38,630
5% 5/3/10	350,000	344,330
5.25% 4/15/11	205,000	202,214
5.375% 10/15/12	210,000	206,428
Duke Realty LP:
5.625% 8/15/11	615,000	615,874
5.95% 2/15/17	830,000	835,524
HRPT Properties Trust 5.75% 11/1/15	120,000	118,105
Mack-Cali Realty LP 5.05% 4/15/10	250,000	244,931
Omega Healthcare Investors, Inc.:
7% 4/1/14	870,000	852,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 400,000	$ 388,000
Senior Housing Properties Trust:
7.875% 4/15/15	613,000	625,260
8.625% 1/15/12	500,000	533,750
Simon Property Group LP:
5.1% 6/15/15	485,000	463,624
5.625% 8/15/14	1,000,000	995,604
The Rouse Co. 5.375% 11/26/13	100,000	91,529
Thornburg Mortgage, Inc. 8% 5/15/13	100,000	97,750
United Dominion Realty Trust 5.25% 1/15/15	80,000	76,678
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	147,375
6.625% 10/15/14	865,000	865,000
Washington (REIT) 5.95% 6/15/11	1,665,000	1,689,064
		20,952,688
Real Estate Management & Development - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	415,000	416,038
8.125% 6/1/12	385,000	394,625
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,675
Colonial Realty LP 6.05% 9/1/16	2,235,000	2,237,436
EOP Operating LP:
4.65% 10/1/10	2,170,000	2,097,008
4.75% 3/15/14	4,360,000	4,077,503
6.75% 2/15/12	145,000	152,276
6.8% 1/15/09	1,000,000	1,029,173
7% 7/15/11	500,000	527,458
Forest City Enterprises, Inc. 7.625% 6/1/15	50,000	51,000
Post Apartment Homes LP 6.3% 6/1/13	585,000	596,966
		11,590,158
Thrifts & Mortgage Finance - 0.8%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	545,000	522,129
4.9% 9/23/10	8,150,000	7,944,840
Residential Capital Corp.:
6.375% 6/30/10	45,000	45,390
6.875% 6/30/15	3,320,000	3,438,155
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Saxon Capital, Inc. 12% 5/1/14 (d)	$ 125,000	$ 165,000
Washington Mutual, Inc.:
4.625% 4/1/14	750,000	695,038
5.7956% 9/17/12 (f)	7,500,000	7,510,605
		20,321,157
TOTAL FINANCIALS		208,794,175
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.4% 6/15/16	1,180,000	1,194,358
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,600
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	310,000	330,150
Community Health Systems, Inc. 6.5% 12/15/12	80,000	75,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,350
9.5% 8/15/10	110,000	113,850
CRC Health Group, Inc. 10.75% 2/1/16 (d)	350,000	360,500
DaVita, Inc.:
6.625% 3/15/13	290,000	284,200
7.25% 3/15/15	615,000	605,775
HCA, Inc. 6.5% 2/15/16	700,000	549,500
HealthSouth Corp. 10.75% 6/15/16 (d)	300,000	306,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	350,000	333,375
Multiplan, Inc. 10.375% 4/15/16 (d)	100,000	99,500
ResCare, Inc. 7.75% 10/15/13	80,000	80,400
Rural/Metro Corp.:
0% 3/15/16 (b)	150,000	108,375
9.875% 3/15/15	180,000	183,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	100,000	105,500
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	100,000	104,000
Tenet Healthcare Corp.:
6.375% 12/1/11	375,000	326,250
6.5% 6/1/12	15,000	12,900
7.375% 2/1/13	675,000	600,750
9.25% 2/1/15	1,000,000	940,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Oncology, Inc.:
9% 8/15/12	$ 280,000	$ 289,100
10.75% 8/15/14	80,000	87,400
		5,991,275
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	100,000	71,375
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	48,000
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	58,875
VWR International, Inc.:
6.875% 4/15/12	30,000	29,288
8% 4/15/14	30,000	29,663
		237,201
TOTAL HEALTH CARE		7,422,834
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	300,000	291,750
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	525,000	509,377
Bombardier, Inc.:
6.3% 5/1/14 (d)	340,000	302,600
6.75% 5/1/12 (d)	105,000	98,963
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,100
Orbital Sciences Corp. 9% 7/15/11	135,000	143,100
		1,385,890
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	49,000
6.855% 10/15/10	50,901	51,564
6.977% 11/23/22	9,891	9,446
6.978% 10/1/12	114,523	117,526
7.024% 4/15/11	365,000	374,581
7.377% 5/23/19	105,924	96,126
7.379% 11/23/17	35,701	31,685
7.8% 4/1/08	65,000	65,000
7.858% 4/1/13	9,525,000	10,173,938
AMR Corp. 9% 8/1/12	485,000	478,938
Continental Airlines, Inc.:
8.4075% 6/2/13 (f)	100,000	100,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
9.558% 9/1/19	$ 276,206	$ 285,873
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	6,226,374	6,198,250
6.795% 2/2/20	438,941	415,897
7.566% 9/15/21	84,642	82,526
7.73% 9/15/12	21,945	21,012
8.499% 11/1/12	29,684	29,090
9.798% 4/1/21	387,275	404,702
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	1,450,000	348,000
8.3% 12/15/29 (a)	1,000,000	245,000
9.5% 11/18/08 (a)(d)	61,000	67,100
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,680,000	6,680,000
7.299% 9/18/06	1,000	993
7.57% 11/18/10	805,000	808,019
7.779% 1/2/12	85,169	80,910
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	600,000	294,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,708
7.626% 4/1/10	25,044	23,041
U.S. Airways pass thru trust certificates 6.85% 7/30/19	282,054	284,169
United Airlines pass thru certificates:
6.071% 9/1/14	291,458	291,458
6.201% 3/1/10	125,723	125,880
6.602% 9/1/13	376,272	376,221
7.032% 4/1/12	1,677,832	1,729,190
7.186% 10/1/12	4,154,540	4,237,630
		34,583,973
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,200
Nortek, Inc. 8.5% 9/1/14	100,000	93,000
		114,200
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,175
Adesa, Inc. 7.625% 6/15/12	50,000	49,250
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	445,000	432,763
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 370,000	$ 352,425
7.125% 5/15/16 (d)	400,000	390,000
7.25% 3/15/15	800,000	786,000
7.875% 4/15/13	120,000	122,400
Cenveo Corp. 7.875% 12/1/13	463,000	436,378
FTI Consulting, Inc. 7.625% 6/15/13	105,000	105,788
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	232,875
Mac-Gray Corp. 7.625% 8/15/15	150,000	151,875
R.R. Donnelley & Sons Co. 5.5% 5/15/15	1,035,000	923,883
		4,106,812
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Industrial Conglomerates - 0.5%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	910,000	946,190
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	7,200,000	7,177,140
Nell AF Sarl 8.375% 8/15/15 (d)	75,000	74,813
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (d)	3,075,000	3,125,704
		11,323,847
Machinery - 0.0%
Accuride Corp. 8.5% 2/1/15	80,000	74,600
Case New Holland, Inc. 7.125% 3/1/14	350,000	348,250
Chart Industries, Inc. 9.125% 10/15/15 (d)	40,000	41,600
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,400
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	47,750
Dresser, Inc. 9.375% 4/15/11	15,000	15,150
Invensys PLC 9.875% 3/15/11 (d)	164,000	176,300
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	54,150
Terex Corp. 7.375% 1/15/14	100,000	99,500
		877,700
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	471,000	513,390
H-Lines Finance Holding Corp. 0% 4/1/13 (b)	126,000	109,620
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Marine - continued
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	$ 332,000	$ 336,980
OMI Corp. 7.625% 12/1/13	95,000	95,475
		1,055,465
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	400,000	381,000
7.75% 5/15/16 (d)	400,000	379,000
Hertz Corp.:
8.875% 1/1/14 (d)	700,000	727,125
10.5% 1/1/16 (d)	360,000	388,800
Kansas City Southern Railway Co. 7.5% 6/15/09	400,000	397,000
TFM SA de CV 9.375% 5/1/12	65,000	68,819
		2,341,744
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc. 9% 8/15/16 (d)	300,000	306,375
Ashtead Holdings PLC 8.625% 8/1/15 (d)	275,000	273,969
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	160,000	162,400
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	400,000	429,000
Penhall International Corp. 12% 8/1/14 (d)	250,000	256,250
		1,427,994
Transportation Infrastructure - 0.6%
BNSF Funding Trust I 6.613% 12/15/55 (f)	15,360,000	15,247,903
TOTAL INDUSTRIALS		72,484,978
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	520,000	501,800
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	200,000	202,876
10.125% 7/15/13 (d)	200,000	203,500
		908,176
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	350,000	348,250
Sanmina-SCI Corp. 8.125% 3/1/16	350,000	341,250
		689,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	$ 120,000	$ 111,600
SunGard Data Systems, Inc. 9.125% 8/15/13	575,000	592,969
		704,569
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	132,600
Xerox Corp.:
6.75% 2/1/17	200,000	200,250
7.2% 4/1/16	465,000	482,438
7.625% 6/15/13	310,000	322,013
		1,137,301
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.75% 5/15/13	65,000	60,775
9.25% 6/1/16	100,000	95,250
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340,000	6,286,617
6.375% 8/3/15	760,000	748,511
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	61,275
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	20,125
8% 12/15/14	80,000	50,800
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	46,200
Viasystems, Inc. 10.5% 1/15/11	480,000	466,800
		7,836,353
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	50,000	46,500
SERENA Software, Inc. 10.375% 3/15/16 (d)	230,000	233,738
		280,238
TOTAL INFORMATION TECHNOLOGY		11,556,137
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	410,000	440,750
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,200
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (b)	550,000	438,625
Equistar Chemicals LP 7.55% 2/15/26	350,000	323,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	$ 395,000	$ 424,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	70,000	70,700
Huntsman International LLC 9.875% 3/1/09	99,000	103,084
IMC Global, Inc. 10.875% 8/1/13	100,000	109,000
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	310,000	317,750
Innophos, Inc. 8.875% 8/15/14	30,000	30,263
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	203,500
10.875% 5/1/09	55,000	56,031
Nalco Co. 7.75% 11/15/11	630,000	637,875
Pliant Corp. .225% 6/15/09 (c)	60,000	57,900
Rhodia SA:
7.625% 6/1/10	600,000	609,000
8.875% 6/1/11	300,000	307,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	147,375
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	800,000	820,000
		5,184,928
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,000
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,625
		79,625
Containers & Packaging - 0.1%
AEP Industries, Inc. 7.875% 3/15/13	30,000	29,550
Ball Corp. 6.625% 3/15/18	500,000	482,500
BWAY Corp. 10% 10/15/10	105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	200,000	201,000
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	99,225
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	50,000	48,500
9.875% 10/15/14	395,000	381,175
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	121,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,688
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,225
8.875% 2/15/09	350,000	358,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 50,000	$ 50,000
7.5% 5/15/10	395,000	389,075
7.8% 5/15/18	45,000	41,963
8.1% 5/15/07	410,000	414,100
Tekni-Plex, Inc. 10.875% 8/15/12 (d)	40,000	44,400
		2,801,201
Metals & Mining - 0.2%
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,800
Century Aluminum Co. 7.5% 8/15/14	40,000	39,700
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	335,000	347,700
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	571,000	588,130
Evraz Securities SA 10.875% 8/3/09	800,000	879,040
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	375,000	369,375
10.125% 2/1/10	140,000	148,925
Newmont Mining Corp. 5.875% 4/1/35	405,000	375,380
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	198,413
Novelis, Inc. 8% 2/15/15 (d)(f)	210,000	200,550
RathGibson, Inc. 11.25% 2/15/14 (d)	50,000	51,750
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	85,800
		3,321,563
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	28,050
8.3819% 10/15/12 (f)	30,000	30,338
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	193,250
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	14,025
7.75% 11/15/29	10,000	9,438
8% 1/15/24	130,000	127,400
8.125% 5/15/11	605,000	617,100
International Paper Co. 4.25% 1/15/09	345,000	336,640
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	96,000
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	230,000	227,700
Solo Cup Co. 8.5% 2/15/14	145,000	126,150
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12	$ 400,000	$ 378,000
Stone Container Finance Co. 7.375% 7/15/14	400,000	360,000
		2,544,091
TOTAL MATERIALS		13,931,408
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,486
AT&T, Inc. 6.8% 5/15/36	2,000,000	2,068,022
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,166
8.875% 12/15/30	145,000	187,154
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	399,651
Embarq Corp.:
6.738% 6/1/13	85,000	86,723
7.082% 6/1/16	480,000	489,762
7.995% 6/1/36	1,101,000	1,150,720
Empresa Brasileira de Telecomm SA 11% 12/15/08	402,000	441,597
Eschelon Operating Co. 8.375% 3/15/10	96,000	92,640
GCI, Inc. 7.25% 2/15/14	50,000	47,875
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,400
9.25% 6/15/16 (d)	350,000	363,125
11.25% 6/15/16 (d)	400,000	414,000
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	650,000	709,313
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	75,000	78,188
NTL Cable PLC:
8.75% 4/15/14	300,000	309,000
9.125% 8/15/16	210,000	217,875
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)	155,000	155,000
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,625
7.25% 2/15/11	285,000	280,013
7.625% 8/3/21	20,000	19,250
Qwest Communications International, Inc.:
7.5% 2/15/14	1,060,000	1,052,050
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.: - continued
7.5% 2/15/14	$ 60,000	$ 59,250
8.905% 2/15/09 (f)	340,000	346,375
Qwest Corp.:
7.5% 10/1/14 (d)	500,000	508,125
7.625% 6/15/15	610,000	624,579
8.5794% 6/15/13 (f)	90,000	96,525
SBC Communications, Inc.:
6.15% 9/15/34	500,000	476,437
6.45% 6/15/34	220,000	216,952
Sprint Capital Corp.:
8.375% 3/15/12	960,000	1,072,872
8.75% 3/15/32	4,890,000	5,929,458
Telecom Italia Capital SA:
4% 1/15/10	4,055,000	3,852,923
4.875% 10/1/10	340,000	329,889
4.95% 9/30/14	415,000	382,605
6% 9/30/34	500,000	451,418
7.2% 7/18/36	2,000,000	2,072,150
Telefonica de Argentina SA 9.125% 11/7/10	569,000	600,295
Telefonica Emisiones SAU 7.045% 6/20/36	8,825,000	9,228,453
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	87,345
Telenet Group Holding NV 0% 6/15/14 (b)(d)	52,000	44,850
TELUS Corp. yankee 7.5% 6/1/07	7,570,000	7,675,231
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	83,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	375,000	371,719
U.S. West Communications 6.875% 9/15/33	415,000	371,425
Verizon Global Funding Corp. 7.75% 12/1/30	5,296,000	5,951,576
Verizon New York, Inc. 6.875% 4/1/12	120,000	124,598
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	350,000	380,625
Windstream Corp.:
8.125% 8/1/13 (d)	200,000	211,000
8.625% 8/1/16 (d)	350,000	370,125
		50,637,835
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09	185,000	178,544
6.375% 3/1/35	780,000	742,064
American Tower Corp. 7.5% 5/1/12	105,000	107,888
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 220,000	$ 240,038
8.125% 5/1/12	555,000	620,503
Centennial Communications Corp. 10% 1/1/13	450,000	448,875
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	310,000	301,475
Digicel Ltd. 9.25% 9/1/12 (d)	520,000	540,800
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	1,000,000	932,500
8.375% 3/15/13	1,000,000	1,050,000
Inmarsat Finance II PLC 0% 11/15/12 (b)	70,000	61,075
Inmarsat Finance PLC 7.625% 6/30/12	45,000	46,125
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	195,000	196,463
Mobile Telesystems Finance SA:
8% 1/28/12 (d)	60,000	61,350
8.375% 10/14/10 (d)	905,000	938,938
Nextel Communications, Inc.:
5.95% 3/15/14	1,185,000	1,158,338
7.375% 8/1/15	150,000	154,341
Rogers Communications, Inc.:
6.375% 3/1/14	440,000	427,900
8% 12/15/12	355,000	369,200
9.625% 5/1/11	26,000	28,990
Rural Cellular Corp.:
8.25% 3/15/12	360,000	367,200
9.75% 1/15/10	100,000	98,750
Stratos Global Corp. 9.875% 2/15/13 (d)	150,000	123,000
Telecom Personal SA 9.25% 12/22/10 (d)	590,000	606,225
Vodafone Group PLC:
5% 12/16/13	910,000	866,624
5.5% 6/15/11	170,000	169,034
		10,836,240
TOTAL TELECOMMUNICATION SERVICES		61,474,075
UTILITIES - 2.7%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14	70,000	72,275
Chivor SA E.S.P. 9.75% 12/30/14 (d)	493,000	542,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 300,000	$ 298,190
Exelon Corp.:
4.9% 6/15/15	6,195,000	5,798,619
6.75% 5/1/11	420,000	438,927
FirstEnergy Corp. 6.45% 11/15/11	155,000	160,757
Mirant Americas Generation LLC 8.5% 10/1/21	350,000	336,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	440,000	440,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	360,000	370,800
Nevada Power Co.:
5.875% 1/15/15	40,000	39,266
6.5% 4/15/12	50,000	50,968
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,877,992
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	984,514
7.1% 3/1/11	6,660,000	7,104,881
Sierra Pacific Power Co. 6% 5/15/16 (d)	50,000	47,750
Sierra Pacific Resources 7.803% 6/15/12	290,000	298,700
TXU Energy Co. LLC 7% 3/15/13	880,000	918,200
		23,780,139
Gas Utilities - 0.0%
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,906
Sonat, Inc.:
6.625% 2/1/08	20,000	20,000
6.75% 10/1/07	15,000	15,075
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (c)	716,360	709,197
7.5% 12/15/13 (c)	190,000	192,138
		961,316
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14	1,400,000	1,447,250
8.75% 6/15/08	2,000	2,080
8.75% 5/15/13 (d)	35,000	37,538
8.875% 2/15/11	982,000	1,049,513
9% 5/15/15 (d)	625,000	673,438
9.375% 9/15/10	7,000	7,578
9.5% 6/1/09	19,000	20,354
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	$ 170,000	$ 179,350
8.25% 4/15/12 (d)	90,000	96,975
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,113,120
Duke Capital LLC 5.668% 8/15/14	3,120,000	3,049,164
Mirant North America LLC 7.375% 12/31/13	1,020,000	1,011,075
NRG Energy, Inc.:
7.25% 2/1/14	1,300,000	1,285,375
7.375% 2/1/16	1,280,000	1,262,400
PPL Energy Supply LLC:
5.7% 10/15/35	655,000	639,928
6.2% 5/15/16	500,000	511,603
Tenaska Alabama Partners LP 7% 6/30/21 (d)	488,618	470,295
TXU Corp. 5.55% 11/15/14	3,140,000	2,909,110
		15,766,146
Multi-Utilities - 1.1%
CMS Energy Corp.:
6.3% 2/1/12	760,000	746,700
8.5% 4/15/11	545,000	581,788
9.875% 10/15/07	135,000	140,569
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	518,806
5.95% 6/15/35	5,905,000	5,595,401
6.25% 6/30/12	270,000	277,466
7.5% 6/30/66 (f)	1,495,000	1,543,894
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (d)	11,405,000	11,261,673
National Grid PLC 6.3% 8/1/16	5,245,000	5,363,616
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	109,725
		26,139,638
TOTAL UTILITIES		66,647,239
TOTAL NONCONVERTIBLE BONDS (Cost $551,331,587)		564,439,974
U.S. Government and Government Agency Obligations - 21.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 2.8%
Fannie Mae:
3.25% 1/15/08	$ 8,000,000	$ 7,800,240
4.375% 7/17/13	8,745,000	8,362,258
4.625% 5/1/13	5,000,000	4,813,990
6.25% 2/1/11	19,170,000	19,958,635
Freddie Mac:
5.25% 11/5/12	280,000	275,723
5.875% 3/21/11	25,685,000	26,363,058
Tennessee Valley Authority 5.375% 4/1/56	385,000	386,116
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,960,020
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,212,850	3,053,223
2% 1/15/14	100,129,356	98,329,903
2.375% 4/15/11	2,044,340	2,053,284
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		103,436,410
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bond - principal STRIPS:
2/15/15	78,530,000	52,757,789
5/15/30	35,870,000	11,297,066
U.S. Treasury Bonds 6.25% 5/15/30	1,968,000	2,330,697
U.S. Treasury Notes:
4.25% 8/15/13	81,769,000	79,507,597
4.75% 5/15/14	33,615,000	33,651,775
U.S. Treasury Notes - principal STRIPS:
8/15/10	131,350,000	109,554,664
2/15/12	75,970,000	59,087,871
TOTAL U.S. TREASURY OBLIGATIONS		348,187,459
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $510,944,670)		519,583,889
U.S. Government Agency - Mortgage Securities - 22.2%
	Principal Amount	Value (Note 1)
Fannie Mae - 20.1%
3.738% 10/1/33 (f)	$ 53,970	$ 52,794
3.744% 1/1/35 (f)	64,071	63,019
3.748% 12/1/34 (f)	46,229	45,436
3.75% 1/1/34 (f)	54,651	53,405
3.757% 10/1/33 (f)	45,871	44,926
3.788% 6/1/34 (f)	222,227	216,349
3.796% 12/1/34 (f)	12,989	12,777
3.81% 6/1/33 (f)	38,451	37,821
3.834% 1/1/35 (f)	122,505	120,407
3.838% 4/1/33 (f)	159,995	157,481
3.846% 1/1/35 (f)	46,429	45,670
3.847% 5/1/34 (f)	9,719,395	9,481,071
3.851% 10/1/33 (f)	1,358,342	1,334,394
3.866% 1/1/35 (f)	72,579	71,575
3.898% 10/1/34 (f)	42,484	42,096
3.904% 1/1/35 (f)	123,043	121,958
3.905% 12/1/34 (f)	34,840	34,411
3.941% 5/1/34 (f)	15,159	15,244
3.952% 1/1/35 (f)	46,258	45,818
3.954% 12/1/34 (f)	31,474	31,223
3.955% 12/1/34 (f)	274,404	271,547
3.957% 5/1/33 (f)	12,730	12,543
3.992% 1/1/35 (f)	31,907	31,581
3.996% 12/1/34 (f)	32,529	32,221
3.996% 12/1/34 (f)	47,442	46,934
3.998% 2/1/35 (f)	35,948	35,502
4.029% 1/1/35 (f)	18,845	18,612
4.034% 10/1/18 (f)	39,920	39,288
4.037% 1/1/35 (f)	28,354	27,993
4.041% 2/1/35 (f)	32,615	32,216
4.052% 12/1/34 (f)	67,538	67,140
4.058% 1/1/35 (f)	59,011	58,285
4.079% 2/1/35 (f)	65,792	65,029
4.082% 4/1/33 (f)	14,386	14,232
4.083% 2/1/35 (f)	30,068	29,736
4.086% 2/1/35 (f)	33,613	33,221
4.094% 11/1/34 (f)	52,973	52,428
4.102% 2/1/35 (f)	119,000	117,979
4.108% 1/1/35 (f)	75,497	74,632
4.114% 1/1/35 (f)	77,280	76,604
4.116% 2/1/35 (f)	83,460	82,514
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.126% 1/1/35 (f)	$ 124,915	$ 123,580
4.143% 2/1/35 (f)	63,223	62,531
4.144% 1/1/35 (f)	126,058	125,143
4.156% 1/1/35 (f)	126,857	126,241
4.171% 1/1/35 (f)	96,454	94,128
4.181% 10/1/34 (f)	113,972	113,453
4.181% 11/1/34 (f)	21,776	21,700
4.187% 1/1/35 (f)	66,086	65,561
4.202% 1/1/35 (f)	49,314	48,946
4.249% 1/1/34 (f)	131,443	129,518
4.25% 2/1/35 (f)	58,756	57,469
4.272% 3/1/35 (f)	53,604	53,048
4.274% 2/1/35 (f)	29,339	29,140
4.275% 8/1/33 (f)	87,620	86,732
4.282% 7/1/34 (f)	36,038	36,048
4.287% 12/1/34 (f)	31,517	31,150
4.306% 5/1/35 (f)	63,162	62,573
4.313% 3/1/33 (f)	26,347	25,755
4.337% 9/1/34 (f)	145,740	144,487
4.35% 1/1/35 (f)	60,573	59,314
4.351% 9/1/34 (f)	74,201	74,117
4.356% 4/1/35 (f)	32,878	32,568
4.362% 2/1/34 (f)	108,078	106,645
4.39% 11/1/34 (f)	4,301,973	4,303,521
4.394% 5/1/35 (f)	141,384	140,331
4.396% 2/1/35 (f)	75,085	73,588
4.423% 10/1/34 (f)	206,328	205,908
4.426% 1/1/35 (f)	51,534	51,130
4.438% 3/1/35 (f)	59,842	58,672
4.444% 12/1/34 (f)	291,282	286,036
4.456% 8/1/34 (f)	141,899	140,175
4.464% 5/1/35 (f)	70,492	69,877
4.489% 3/1/35 (f)	165,265	162,229
4.494% 1/1/35 (f)	64,890	64,294
4.497% 8/1/34 (f)	293,155	295,550
4.5% 5/1/18 to 12/1/35	110,894,266	105,787,220
4.5% 9/1/21 (e)	6,264,781	6,023,833
4.5% 9/1/21 (e)	5,347,320	5,141,658
4.516% 3/1/35 (f)	149,139	146,473
4.527% 2/1/35 (f)	7,351,065	7,274,184
4.532% 2/1/35 (f)	298,051	296,020
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.537% 7/1/34 (f)	$ 62,504	$ 62,239
4.539% 7/1/35 (f)	173,359	171,899
4.54% 2/1/35 (f)	42,361	42,054
4.554% 2/1/35 (f)	40,410	40,154
4.577% 2/1/35 (f)	137,642	135,460
4.577% 7/1/35 (f)	194,277	192,696
4.584% 2/1/35 (f)	3,903,935	3,840,049
4.593% 1/1/33 (f)	234,202	232,998
4.609% 11/1/34 (f)	150,403	148,472
4.661% 3/1/35 (f)	2,976,724	2,960,157
4.67% 11/1/34 (f)	159,837	158,072
4.716% 7/1/35 (f)	3,691,304	3,609,750
4.727% 7/1/34 (f)	144,441	143,176
4.729% 10/1/34 (f)	195,663	193,784
4.77% 12/1/34 (f)	130,487	129,234
4.778% 12/1/34 (f)	47,160	46,716
4.801% 10/1/34 (f)	100,970	100,104
4.803% 12/1/32 (f)	62,771	62,798
4.809% 6/1/35 (f)	237,846	236,660
4.817% 2/1/33 (f)	82,823	82,510
4.818% 11/1/34 (f)	168,569	167,099
4.875% 10/1/34 (f)	5,352,022	5,314,566
4.96% 8/1/34 (f)	2,595,010	2,583,407
5% 3/1/35 to 1/1/36	41,178,771	39,467,937
5% 9/1/36 (e)	92,810,011	88,937,736
5.083% 9/1/34 (f)	4,204,709	4,193,106
5.091% 5/1/35 (f)	309,625	309,334
5.1% 9/1/34 (f)	45,628	45,526
5.172% 5/1/35 (f)	4,744,957	4,726,843
5.177% 5/1/35 (f)	215,890	215,064
5.196% 6/1/35 (f)	220,240	220,366
5.205% 3/1/35 (f)	33,602	33,502
5.215% 5/1/35 (f)	4,869,094	4,854,440
5.359% 12/1/34 (f)	91,953	92,125
5.5% 11/1/16 to 4/1/36	62,223,062	61,427,847
5.5% 9/1/36 (e)	54,265,689	53,271,173
5.502% 2/1/36 (f)	8,425,006	8,449,249
5.631% 1/1/36 (f)	270,621	272,082
5.916% 1/1/36 (f)	958,268	967,082
6% 7/1/08 to 3/1/33	8,440,688	8,505,093
6% 9/1/21 (e)	1,458,555	1,475,435
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6% 9/1/36 (e)	$ 20,000,000	$ 20,025,276
6.5% 6/1/09 to 4/1/36	12,666,674	12,901,323
6.5% 9/1/36 (e)	12,877,350	13,075,657
7% 9/1/25 to 8/1/29	239,206	246,696
TOTAL FANNIE MAE		489,845,604
Freddie Mac - 2.0%
4.043% 12/1/34 (f)	47,108	46,396
4.097% 12/1/34 (f)	78,912	77,817
4.124% 1/1/35 (f)	187,860	185,236
4.256% 3/1/35 (f)	65,300	64,439
4.263% 1/1/35 (f)	178,157	175,913
4.298% 5/1/35 (f)	122,698	121,264
4.301% 12/1/34 (f)	76,178	74,315
4.326% 2/1/35 (f)	133,094	131,489
4.351% 3/1/35 (f)	104,746	102,243
4.38% 2/1/35 (f)	132,737	129,633
4.438% 2/1/34 (f)	66,874	65,870
4.443% 3/1/35 (f)	63,982	62,561
4.454% 6/1/35 (f)	74,099	73,202
4.458% 3/1/35 (f)	80,262	78,500
4.546% 2/1/35 (f)	118,481	116,054
5.003% 4/1/35 (f)	2,799,251	2,786,997
5.127% 4/1/35 (f)	3,073,874	3,050,315
5.305% 6/1/35 (f)	241,317	240,358
5.504% 8/1/33 (f)	28,959	29,137
5.568% 1/1/36 (f)	467,202	467,356
6% 2/1/17 to 5/1/33	1,193,198	1,204,582
6% 9/1/36 (e)	9,946,113	9,962,569
6% 9/1/36 (e)	30,000,000	30,049,635
TOTAL FREDDIE MAC		49,295,881
Government National Mortgage Association - 0.1%
5.5% 5/15/32 to 5/15/34	1,015,200	1,008,059
7% 7/15/31 to 12/15/32	92,551	95,783
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,103,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,996,923)		540,245,327
Asset-Backed Securities - 2.5%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (f)	$ 125,000	$ 125,420
Class M2, 6.4244% 2/25/34 (f)	125,000	126,330
Series 2005-SD1 Class A1, 5.7244% 11/25/50 (f)	71,735	71,842
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1563% 9/9/30 (d)(f)	190,618	193,954
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	287,597
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,953
Class B1, 5.2% 3/6/11	50,000	49,881
Class C1, 5.28% 11/6/11	315,000	314,419
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.7544% 4/25/34 (f)	65,000	64,999
Class M2, 5.8044% 4/25/34 (f)	50,000	49,999
Series 2004-R8 Class M9, 8.0744% 9/25/34 (f)	725,000	730,288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.69% 12/15/33 (f)	12,494	12,533
Series 2004-HE2 Class M1, 5.8744% 4/25/34 (f)	375,000	377,986
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.29% 12/15/09 (f)	425,000	426,898
Series 2004-B2 Class B2, 4.37% 4/15/12	6,400,000	6,254,557
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	169,413
Class B, 5.26% 10/15/10	160,000	159,480
Class C, 5.55% 1/18/11	1,500,000	1,496,932
Class D, 7.16% 1/15/13 (d)	160,000	159,825
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (d)	340,000	340,638
Class C, 5.77% 5/20/10 (d)	325,000	325,686
Class D, 6.15% 4/20/11 (d)	550,000	551,074
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	5,130,000	4,978,956
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (d)(f)	500,000	500,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (d)(f)	290,000	260,139
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	184,753	181,968
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.53% 5/15/09 (f)	$ 220,000	$ 219,999
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	549,517
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	233,892
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	383,836
CNH Equipment Trust Series 2006-A:
Class A3, 5.2% 8/16/10	415,000	415,399
Class A4, 5.27% 9/15/11	8,420,000	8,451,989
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (f)	410,000	411,594
Series 2004-3 Class M1, 5.8244% 6/25/34 (f)	75,000	75,450
Series 2005-1:
Class MV1, 5.7244% 7/25/35 (f)	185,000	185,605
Class MV2, 5.7644% 7/25/35 (f)	220,000	220,892
Series 2005-3 Class MV1, 5.7444% 8/25/35 (f)	4,750,000	4,764,436
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	309,000	303,961
Class C, 5.074% 6/15/35 (d)	281,000	276,902
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	235,000	239,229
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (f)	25,000	25,056
Class M4, 6.2244% 3/25/34 (f)	25,000	25,127
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	400,000	398,828
Series 2006-B Class D, 7.26% 2/15/13 (d)	1,175,000	1,177,309
Fremont Home Loan Trust Series 2004-A Class M1, 5.8744% 1/25/34 (f)	225,000	225,776
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (d)	1,425,000	1,423,561
GSAMP Trust Series 2004-FM2 Class M1, 5.8244% 1/25/34 (f)	249,683	249,681
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2044% 8/25/33 (f)	20,726	20,757
Series 2003-4 Class M1, 6.1244% 10/25/33 (f)	22,730	22,791
Series 2004-3 Class M2, 6.5244% 8/25/34 (f)	120,000	121,539
Series 2006-3N Class B, 6.5% 8/27/36 (d)	250,000	246,372
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (f)	106,958	107,196
Class M2, 5.815% 1/20/35 (f)	80,941	81,226
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	$ 8,435,000	$ 8,448,363
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,846
Class B, 5.29% 11/15/12	55,000	55,017
Class C, 5.34% 11/15/12	70,000	70,037
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(f)	422,952	424,009
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.2938% 7/25/36 (f)	150,000	149,997
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.72% 10/15/10 (f)	80,000	80,422
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (f)	94,694	94,877
Class M2, 5.8744% 7/25/34 (f)	25,000	25,056
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4244% 12/27/32 (f)	90,000	90,739
Series 2003-NC8 Class M1, 6.0244% 9/25/33 (f)	34,998	35,109
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8244% 1/25/32 (f)	18,254	18,272
Series 2002-NC1 Class M1, 6.5244% 2/25/32 (d)(f)	138,907	142,727
Series 2002-NC3 Class M1, 6.0444% 8/25/32 (f)	75,000	75,063
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(f)(h)	455,000	122,779
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	250,000	52,256
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7744% 6/25/34 (f)	75,000	75,367
Class M4, 6.2994% 6/25/34 (f)	125,000	125,988
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.4444% 6/25/36 (f)	3,492,980	3,493,439
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.8444% 1/25/35 (f)	225,000	226,219
Class M4, 6.1544% 1/25/35 (f)	750,000	756,044
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	745,000	745,204
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (d)	500,000	501,390
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (f)	260,000	263,149
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.8244% 3/25/36 (d)(f)	100,000	87,051
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.78% 3/15/11 (d)(f)	4,670,000	4,670,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	$ 970,000	$ 956,446
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	159,438	157,588
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	378,959
TOTAL ASSET-BACKED SECURITIES (Cost $61,142,868)		61,532,100
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 2.1%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6544% 5/25/35 (f)	157,421	157,089
Series 2005-2 Class 6A2, 5.6044% 6/25/35 (f)	63,678	63,786
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3704% 12/25/33 (f)	98,313	99,282
Class 2A1, 4.1644% 12/25/33 (f)	229,249	225,415
Series 2004-7 Class 15B4, 5.3047% 8/25/19 (d)(f)	86,291	78,113
Series 2004-B:
Class 1A1, 3.4336% 3/25/34 (f)	360,236	366,602
Class 2A2, 4.1038% 3/25/34 (f)	163,759	160,068
Series 2004-C Class 1A1, 3.3338% 4/25/34 (f)	256,189	258,993
Series 2004-D:
Class 1A1, 3.5325% 5/25/34 (f)	325,677	324,496
Class 2A2, 4.1985% 5/25/34 (f)	485,203	475,192
Series 2004-G Class 2A7, 4.5587% 8/25/34 (f)	477,838	470,478
Series 2004-H Class 2A1, 4.4693% 9/25/34 (f)	423,715	416,343
Series 2005-E Class 2A7, 4.6089% 6/25/35 (f)	435,000	423,576
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (f)	8,906,593	8,920,774
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	179,072	178,836
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (f)	36,275	36,305
Series 2004-AR6 Class 9A2, 5.6944% 10/25/34 (f)	77,294	77,423
Series 2004-3 Class DB4, 5.8427% 4/25/34 (f)	120,518	68,695
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)	179,268	149,378
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.9925% 12/20/54 (d)(f)	$ 400,000	$ 399,984
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	31,787	31,802
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (f)	125,000	123,792
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(f)	368,756	369,775
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	56,467	55,938
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3247% 5/25/17 (f)	370,992	370,195
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2332% 8/25/17 (f)	267,618	270,299
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (f)	275,619	275,775
Series 2003-E Class XA1, 0.8108% 10/25/28 (f)(h)	800,882	5,585
Series 2003-G Class XA1, 1% 1/25/29 (h)	1,125,429	8,403
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	905,170	7,700
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (f)	265,051	265,351
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	350,292	353,812
Series 2004-SL2 Class A1, 6.5% 10/25/16	43,742	44,135
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.82% 6/10/35 (d)(f)	42,437	43,255
Class B4, 7.02% 6/10/35 (d)(f)	37,722	38,511
Class B5, 7.62% 6/10/35 (d)(f)	28,291	28,943
Class B6, 8.12% 6/10/35 (d)(f)	14,146	14,339
Series 2004-B:
Class B4, 6.47% 2/10/36 (d)(f)	96,556	98,356
Class B5, 6.92% 2/10/36 (d)(f)	96,556	97,601
Class B6, 7.37% 2/10/36 (d)(f)	96,556	97,333
Series 2004-C:
Class B4, 6.32% 9/10/36 (f)	97,300	98,282
Class B5, 6.72% 9/10/36 (f)	97,300	98,061
Class B6, 7.12% 9/10/36 (f)	97,300	98,055
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	1,603,390	6,185
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (f)	$ 236,166	$ 236,657
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (f)	756,303	759,227
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.3244% 9/25/35 (d)(f)	530,000	455,074
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5944% 10/25/35 (f)	8,095,026	8,082,021
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (f)	100,000	99,239
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (f)	5,076,736	5,077,895
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	42,000	43,111
Series 2004-RA2 Class 2A, 7% 7/25/33	78,286	79,362
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.458% 9/25/34 (f)	383,668	382,314
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (f)	808,891	796,563
Series 2005-AR12 Class 2A6, 4.3188% 7/25/35 (f)	761,586	748,016
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,549,994	9,372,607
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (f)	312,308	306,293
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,080,000	9,005,081
TOTAL PRIVATE SPONSOR		51,695,771
U.S. Government Agency - 0.9%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	1,490,000	1,446,019
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	32,932	31,604
Series 2004-86 Class KC, 4.5% 5/25/19	215,619	207,972
Series 2004-91 Class AH, 4.5% 5/25/29	435,194	423,569
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	309,640
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2760 Class EB, 4.5% 9/15/16	8,662,000	8,384,984
Series 2773 Class EG, 4.5% 4/15/19	7,400,000	7,049,644
Series 2952 Class EC, 5.5% 11/15/28	915,000	913,517
Series 3018 Class UD, 5.5% 9/15/30	495,000	494,166
Series 3049 Class DB, 5.5% 6/15/31	780,000	779,084
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2675 Class CB, 4% 5/15/16	$ 623,580	$ 602,301
Series 2683 Class JA, 4% 10/15/16	637,115	614,283
Series 2750 Class ZT, 5% 2/15/34	413,492	360,471
TOTAL U.S. GOVERNMENT AGENCY		21,617,254
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,851,920)		73,313,025
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp.:
Series 1997-D4 Class B2, 7.525% 4/14/29	500,000	547,172
Series 1997-D5:
Class A2, 6.8216% 2/14/43 (f)	360,000	388,536
Class A3, 6.8716% 2/14/43 (f)	385,000	399,919
Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	2,865,000	2,831,875
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590,000	8,458,399
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8% 11/15/15 (d)(f)	6,058	6,059
Class D, 5.88% 11/15/15 (d)(f)	80,000	80,008
Class F, 6.23% 11/15/15 (d)(f)	60,000	60,019
Class H, 6.73% 11/15/15 (d)(f)	50,000	50,018
Class J, 7.28% 11/15/15 (d)(f)	55,000	55,024
Class K, 7.93% 11/15/15 (d)(f)	50,000	49,760
Series 2005-ESHA:
Class E, 5.91% 7/14/20 (d)(f)	190,000	190,237
Class F, 6.08% 7/14/20 (d)(f)	110,000	110,137
Class G, 6.21% 7/14/20 (d)(f)	100,000	100,124
Class H, 6.43% 7/14/20 (d)(f)	100,000	100,124
Series 2006-ESH:
Class A, 6.19% 7/14/11 (d)(f)	212,580	212,428
Class B, 6.29% 7/14/11 (d)(f)	106,007	105,819
Class C, 6.44% 7/14/11 (d)(f)	212,297	212,146
Class D, 7.07% 7/14/11 (d)(f)	123,385	123,737
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.6844% 4/25/34 (d)(f)	$ 251,785	$ 252,257
Series 2004-2 Class A, 5.7544% 8/25/34 (d)(f)	292,360	293,456
Series 2004-3:
Class A1, 5.6944% 1/25/35 (d)(f)	277,829	278,697
Class A2, 5.7444% 1/25/35 (d)(f)	39,690	39,764
Class M1, 5.8244% 1/25/35 (d)(f)	39,690	39,913
Class M2, 6.3244% 1/25/35 (d)(f)	39,690	40,174
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	2,772,455	150,125
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	180,000	178,303
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	325,000	322,340
Class C, 4.937% 5/14/16 (d)	205,000	203,575
Class D, 4.986% 5/14/16 (d)	75,000	74,571
Class E, 5.064% 5/14/16 (d)	230,000	229,362
Class F, 5.182% 5/14/16 (d)	55,000	54,902
COMM floater Series 2002-FL7 Class D, 5.9% 11/15/14 (d)(f)	28,571	28,577
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (d)	500,000	518,860
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (d)	500,000	520,129
Commercial Mortgage pass thru certificates:
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,035,000	2,044,121
Series 2001-J1A Class G, 6.9884% 2/14/34 (d)(f)	500,000	531,199
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	940,000	933,293
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	665,087
Series 1997-C2 Class F, 7.46% 1/17/35 (f)	500,000	552,653
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000,000	8,589,934
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.5948% 4/29/39 (d)(f)	493,638	501,659
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	18,397	18,699
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 60,000	$ 57,484
Series 2003-47 Class C, 4.227% 10/16/27	5,969,769	5,807,774
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,323
Series 2003-47 Class XA, 0.1774% 6/16/43 (f)(h)	5,395,769	300,691
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)	200,000	201,432
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (d)	500,000	510,187
Series 2003-J10 Class B2, 6.75% 4/15/29 (f)	500,000	496,563
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,195,000	1,177,612
Series 2006-GG7 Class A3, 6.1101% 7/10/38	2,860,000	2,954,625
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.12% 6/6/20 (d)(f)	250,000	250,156
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,607
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	9,400,000	9,475,882
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (f)	100,000	77,303
Class N, 5.8158% 6/1/46 (f)	100,000	70,621
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.98% 9/25/46 (d)(f)	250,000	250,000
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	370,000	392,790
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	110,000	117,523
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (f)	2,790,000	2,806,119
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,305,000	1,333,879
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,295,000	1,267,078
Series 2006-C1 Class A2, 5.084% 2/15/31	1,152,000	1,144,515
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	746,413
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	310,381
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	6,600,000	5,905,904
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.62% 9/15/21 (d)(f)	$ 500,000	$ 500,000
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,580,000	1,541,731
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,140,000	1,156,463
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.069% 7/15/56 (d)(f)(h)	3,732,700	156,798
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	268,427	271,480
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	353,175	454,377
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	7,000,000	7,093,416
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	13,634	13,784
Class C4, 6.893% 5/15/16 (d)	500,000	528,245
Class E3, 7.253% 3/15/13 (d)	127,278	130,047
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	761,797
Series 2006-C24 Class A2, 5.506% 3/15/45	16,615,000	16,737,703
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(f)	1,000,000	972,990
Class 180B, 5.3979% 10/15/41 (d)(f)	500,000	491,176
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,689,313)		97,779,060
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	1,136,973	1,118,213
5.589% 8/3/12 (f)	1,901,250	1,765,475
7% 3/28/11	1,200,000	1,158,800
Brazilian Federative Republic:
8% 1/15/18	491,000	539,609
8.75% 2/4/25	280,000	332,500
10.5% 7/14/14	155,000	194,525
11% 8/17/40	1,320,000	1,721,280
12.25% 3/6/30	580,000	933,800
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic: - continued
12.75% 1/15/20	$ 290,000	$ 438,625
Central Bank of Nigeria:
Brady 6.25% 11/15/20	500,000	500,000
promissory note 5.092% 1/5/10	279,236	265,470
City of Kiev 8.75% 8/8/08	100,000	103,500
Colombian Republic 11.75% 2/25/20	200,000	280,400
Dominican Republic:
Brady 6.2725% 8/30/09 (f)	77,490	77,296
6.1875% 8/30/24 (f)	1,250,000	1,217,188
9.5% 9/27/11	691,684	741,485
Ecuador Republic:
9.375% 12/15/15 (d)	900,000	922,500
10% 8/15/30 (Reg. S)	1,170,000	1,164,150
euro par 5% 2/28/25	153,000	114,176
Indonesian Republic:
6.75% 3/10/14	925,000	934,250
7.25% 4/20/15 (d)	60,000	62,700
7.25% 4/20/15	275,000	287,375
Islamic Republic of Pakistan 7.125% 3/31/16 (d)	200,000	192,000
Israeli State 4.625% 6/15/13	20,000	18,899
Lebanon, Republic of:
8.5669% 11/30/09 (d)(f)	105,000	106,050
8.5669% 11/30/09 (f)	1,165,000	1,176,650
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)	400,000	407,000
Peruvian Republic:
5.875% 3/7/27 (f)	340,000	334,050
7.35% 7/21/25	475,000	501,125
euro Brady past due interest 5% 3/7/17 (f)	1,177,100	1,159,444
Philippine Republic:
5.3203% 12/1/09 (f)	23,800	23,503
8.25% 1/15/14	1,105,000	1,196,163
8.375% 2/15/11	660,000	707,058
8.875% 3/17/15	150,000	169,125
9% 2/15/13	630,000	704,025
9.875% 1/15/19	845,000	1,026,675
10.625% 3/16/25	665,000	871,150
Republic of Iraq 5.8% 1/15/28 (d)	500,000	323,750
Russian Federation:
5% 3/31/30 (Reg. S) (c)	3,177,000	3,534,413
12.75% 6/24/28 (Reg. S)	590,000	1,053,150
State of Qatar 9.75% 6/15/30 (Reg. S)	75,000	108,938
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Turkish Republic:
11% 1/14/13	$ 265,000	$ 319,988
11.5% 1/23/12	200,000	242,250
11.75% 6/15/10	2,255,000	2,643,988
11.875% 1/15/30	1,190,000	1,776,075
Ukraine Government:
(Reg. S) 6.875% 3/4/11	575,000	585,063
8.9025% 8/5/09 (f)	1,150,000	1,221,875
United Mexican States:
5.875% 1/15/14	3,550,000	3,612,125
6.75% 9/27/34	3,790,000	4,026,875
7.5% 1/14/12	100,000	109,350
7.5% 4/8/33	605,000	701,800
8.3% 8/15/31	665,000	836,238
11.5% 5/15/26	50,000	79,500
Uruguay Republic:
7.5% 3/15/15	225,000	232,988
8% 11/18/22	135,000	141,413
Venezuelan Republic:
5.375% 8/7/10	265,000	257,978
6% 12/9/20	220,000	200,200
6.5106% 4/20/11 (f)	820,000	821,640
7% 12/1/18 (Reg. S)	220,000	222,750
7.65% 4/21/25	350,000	372,400
9.25% 9/15/27	235,000	292,105
10.75% 9/19/13	590,000	722,750
13.625% 8/15/18	578,000	872,780
euro Brady FLIRB B 5.985% 3/31/07 (f)	23,805	23,745
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (c)	90,000	73,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,453,562)		48,875,486
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $944,458)	910,000	960,802
Floating Rate Loans - 0.1%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.4019% 12/9/08 (f)	$ 250,000	$ 249,375
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
General Growth Properties, Inc. Tranche A1, term loan 6.58% 2/24/10 (f)	250,000	245,938
Trizec Properties, Inc. term loan 6.775% 5/2/07 (f)	250,000	249,688
		495,626
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.7725% 3/16/08 (f)	300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $1,051,343)		1,053,251
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.375% 3/28/13 (f)	109,785	106,492
- Deutsche Bank 6.375% 3/28/13 (f)	12,922	12,534
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,565)		119,026
Fixed-Income Funds - 19.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	667,453	66,958,885
Fidelity Ultra-Short Central Fund (g)	4,161,697	414,088,852
TOTAL FIXED-INCOME FUNDS (Cost $480,930,605)		481,047,737
Preferred Securities - 0.3%
	Principal Amount	Value (Note 1)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $6,760,122)	$ 6,805,000	$ 6,855,272
Cash Equivalents - 10.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06 (i) (Cost $248,504,000)	$ 248,540,501	248,504,000
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $2,611,708,936)		2,644,308,949
NET OTHER ASSETS - (8.4)%		(205,275,168)
NET ASSETS - 100%		$ 2,439,033,781
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34

	Sept. 2034	$ 134,000	$ 1,590
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	134,000	1,676
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ 1,968
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(19,726)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	507
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	495
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	999
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	139
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	367
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 158,345	$ 320
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	126,130	165
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	120
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,590
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	1,198
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,458
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,876
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	2,813
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 420,000	$ 1,715
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	760,000	3,031
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	2,000,000	8,851
TOTAL CREDIT DEFAULT SWAPS		7,573,362	11,152
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(31,903)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(40,057)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(24,020)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(160,676)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	333,496
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	542,820
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 1,250,590
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	1,686,600
TOTAL INTEREST RATE SWAPS		268,635,000	3,556,850
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	174,166
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,000,000	17,201
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	40,000,000	454,483
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	2,000,000	9,802
TOTAL TOTAL RETURN SWAPS		53,000,000	655,652
		$ 329,208,362	$ 4,223,654
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,528,777 or 4.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$248,504,000 due 9/1/06 at 5.29%
Banc of America Securities LLC.	$ 95,753,126
Bank of America, National Association	16,093,062
Barclays Capital Inc.	53,376,214
Citigroup Global Markets Inc..	4,023,266
Countrywide Securities Corporation	20,116,328
Goldman Sachs & Co.	12,069,797
UBS Securities LLC	40,232,656
WestLB AG	6,839,551
$ 248,504,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	One month ended August 31, 2006 Income earned	Year ended July 31, 2006 Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 415,138	$ 1,174,909
Fidelity Ultra-Short Central Fund	1,954,640	3,848,914
Total	$ 2,369,778	$ 5,023,823
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value at July 31, 2006	Purchases	Sales Proceeds	Value at August 31, 2006	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 66,892,140	$ -	$ -	$ 66,958,885	4.6%
Fidelity Ultra-Short Central Fund	414,005,618	-	-	414,088,852	4.9%
Total	$ 480,897,758	$ -	$ -	$ 481,047,737
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $754,552 of which $401,905 and $352,647 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $248,504,000) - See accompanying schedule: Unaffiliated issuers (cost $2,130,778,331)	$ 2,163,261,212
Affiliated Central Funds (cost $480,930,605)	481,047,737
Total Investments (cost $2,611,708,936)		$ 2,644,308,949
Cash		206,008
Receivable for investments sold		5,072,661
Receivable for swap agreements		4,036
Receivable for fund shares sold		3,628,854
Interest receivable		17,220,148
Swap agreements, at value		4,223,654
Total assets		2,674,664,310

Liabilities
Payable for investments purchased Regular delivery	$ 6,382,883
Delayed delivery	226,654,294
Payable for fund shares redeemed	1,169,648
Distributions payable	488,914
Accrued management fee	634,413
Distribution fees payable	4,474
Other affiliated payables	257,841
Other payables and accrued expenses	38,062
Total liabilities		235,630,529

Net Assets		$ 2,439,033,781
Net Assets consist of:
Paid in capital		$ 2,400,950,046
Undistributed net investment income		5,573,349
Accumulated undistributed net realized gain (loss) on investments		(4,313,281)
Net unrealized appreciation (depreciation) on investments		36,823,667
Net Assets		$ 2,439,033,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,780,426 ÷ 652,578 shares)	$ 10.39

Maximum offering price per share (100/95.25 of $10.39)	$ 10.91
Class T: Net Asset Value and redemption price per share ($6,292,713 ÷ 606,140 shares)	$ 10.38

Maximum offering price per share (100/96.50 of $10.38)	$ 10.76
Class B: Net Asset Value and offering price per share ($1,719,819 ÷ 165,484 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($2,105,781 ÷ 202,638 shares)A	$ 10.39

Total Bond: Net Asset Value, offering price and redemption price per share ($2,421,077,463 ÷ 233,023,892 shares)	$ 10.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,057,579 ÷ 101,865 shares)	$ 10.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	One month ended August 31, 2006	Year ended July 31, 2006

Investment Income
Dividends	$ -	$ 153,546
Interest	9,142,423	33,296,400
Income from affiliated Central Funds	2,369,778	5,023,823
Total income	11,512,201	38,473,769

Expenses
Management fee	$ 634,902	$ 2,293,052
Transfer agent fees	199,985	742,160
Distribution fees	4,481	52,639
Fund wide operations fee	58,085	205,256
Independent trustees' compensation	651	2,244
Miscellaneous	-	1,198
Total expenses before reductions	898,104	3,296,549
Expense reductions	(2,211)	(6,204)
Total expenses	895,893	3,290,345
Net investment income	10,616,308	35,183,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,185,596	(4,768,928)
Affiliated Central Funds	-	(12,063)
Swap agreements	473,592	(1,131,505)
Total net realized gain (loss)	1,659,188	(5,912,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,219,348	10,931,759
Swap agreements	2,035,473	2,016,138
Total change in net unrealized appreciation (depreciation)	23,254,821	12,947,897
Net gain (loss)	24,914,009	7,035,401
Net increase (decrease) in net assets resulting from operations	$ 35,530,317	$ 42,218,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	One month ended August 31, 2006	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,616,308	$ 35,183,424	$ 14,843,616
Net realized gain (loss)	1,659,188	(5,912,496)	4,429,155
Change in net unrealized appreciation (depreciation)	23,254,821	12,947,897	1,865,347
Net increase (decrease) in net assets resulting from operations	35,530,317	42,218,825	21,138,118
Distributions to shareholders from net investment income	(9,317,974)	(31,840,595)	(14,221,483)
Distributions to shareholders from net realized gain	-	(1,679,853)	(3,063,178)
Total distributions	(9,317,974)	(33,520,448)	(17,284,661)
Share transactions - net increase (decrease)	92,507,042	1,879,857,353	53,654,454
Total increase (decrease) in net assets	118,719,385	1,888,555,730	57,507,911

Net Assets
Beginning of period	2,320,314,396	431,758,666	374,250,755
End of period (including undistributed net investment income of $5,573,349, $2,168,613, and $539,146, respectively)	$ 2,439,033,781	$ 2,320,314,396	$ 431,758,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.105	(.294) H	.183	.145
Total from investment operations	.148	.182	.570	.191
Distributions from net investment income	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.73% A	.79%	.80%	.80% A
Net investment income	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.105	(.296) H	.173	.144
Total from investment operations	.147	.170	.550	.189
Distributions from net investment income	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.87% A	.90%	.90%	.90% A
Net investment income	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.104	(.296) H	.182	.145
Total from investment operations	.141	.103	.491	.181
Distributions from net investment income	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.51% A	1.55%	1.55%	1.55% A
Net investment income	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.105	(.293) H	.181	.145
Total from investment operations	.141	.096	.480	.180
Distributions from net investment income	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.60% A	1.62%	1.65%	1.65% A
Net investment income	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.105	(.290) G	.182	.237	.269
Total from investment operations	.151	.216	.593	.577	.501
Distributions from net investment income	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	-	(.040)	(.090)	(.060)	-
Total distributions	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	53% A	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	One month ended August 31,	Years ended July 31,
	2006	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.105	(.294) G	.182	.145
Total from investment operations	.150	.199	.592	.193
Distributions from net investment income	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	-	(.040)	(.090)	-
Total distributions	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.54% A	.56%	.61%	.65% A
Net investment income	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	53% A	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2006 and the one year period ended July 31, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from CIPs), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,014,726
Unrealized depreciation	(7,982,168)
Net unrealized appreciation (depreciation)	33,032,558
Undistributed ordinary income	5,805,730
Capital loss carryforward	(754,552)

Cost for federal income tax purposes	$ 2,611,276,391

The tax character of distributions paid was as follows:

	One month ended August 31, 2006	July 31, 2006	July 31, 2005
Ordinary Income	$ 9,317,974	$ 32,890,503	$ 16,942,281
Long-term Capital Gains	-	629,945	342,380
Total	$ 9,317,974	$ 33,520,448	$ 17,284,661

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,104,343 and $38,043,690, respectively, for the one month period ended August 31, 2006.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and July 31, 2006, the management fee was equivalent to an annualized rate of .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and July 31, 2006, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			One month ended August 31, 2006		July 31, 2006
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 658	$ 37	$ 6,518	$ 193
Class T	0%	.25%	1,034	170	14,532	7,540
Class B	.65%	.25%	1,264	929	19,939	14,677
Class C	.75%	.25%	1,525	800	11,650	6,833
			$ 4,481	$ 1,936	$ 52,639	$ 29,243

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the one month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,378
Class T	627
Class B*	174
Class C*	-
$ 3,179

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2006 and July 31, 2006, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	One month ended August 31, 2006		July 31, 2006
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 1,030.23		$ 12,392.29
Class T	1,160.27		18,034.31
Class B	368.26		7,426.34
Class C	391.25		3,090.27
Total Bond	196,870.10		700,498.10
Institutional Class	166.19		720.21
	$ 199,985		$ 742,160

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the periods ended August 31, 2006 and July 31, 2006, the FWOE fee was equivalent to an annualized rate of .03% of the Fund's average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds' financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and July 31, 2006, amounted to $0 and $1,198, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period ended July 31, 2006:

	Expense Limitations	Reimbursement from adviser
Class T	.90%	$ 695
Class B	1.55%	844
		$ 1,539

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and July 31, 2006, these credits reduced the Fund's management fee by $1,939 and $3,201, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	One month ended August 31, 2006	July 31, 2006
	Transfer Agent expense reduction	Transfer Agent expense reduction
Total Bond	$ 271	$ 1,464
Institutional Class	1	-
	$ 272	$ 1,464

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	One month ended August 31,	Years ended July 31,
	2006	2006	2005
From net investment income
Class A	$ 18,886	$ 180,734	$ 44,038
Class T	17,679	235,647	89,638
Class B	5,122	75,406	27,061
Class C	5,360	39,421	10,692
Total Bond	9,267,073	31,294,037	14,046,106
Institutional Class	3,854	15,350	3,948
Total	$ 9,317,974	$ 31,840,595	$ 14,221,483
From net realized gain
Class A	$ -	$ 12,832	$ 1,823
Class T	-	23,014	2,706
Class B	-	8,379	2,453
Class C	-	2,940	2,151
Total Bond	-	1,632,006	3,053,158
Institutional Class	-	682	887
Total	$ -	$ 1,679,853	$ 3,063,178

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	One month ended August 31,	Years ended July 31,
	2006	2006	2005
Class A
Shares sold	220,612	390,963	284,201
Reinvestment of distributions	1,550	16,805	4,224
Shares redeemed	(11,849)	(246,932)	(16,733)
Net increase (decrease)	210,313	160,836	271,692
Class T
Shares sold	182,921	395,729	640,420
Reinvestment of distributions	1,650	24,086	8,561
Shares redeemed	(24,758)	(517,046)	(115,159)
Net increase (decrease)	159,813	(97,231)	533,822
Class B
Shares sold	15,160	117,578	198,926
Reinvestment of distributions	396	6,955	2,416
Shares redeemed	(12,233)	(154,343)	(19,350)
Net increase (decrease)	3,323	(29,810)	181,992
Class C
Shares sold	31,118	167,899	64,313
Reinvestment of distributions	433	3,045	1,008
Shares redeemed	(1,096)	(62,848)	(14,837)
Net increase (decrease)	30,455	108,096	50,484
Total Bond
Shares sold	13,049,555	196,541,228	15,519,844
Reinvestment of distributions	844,577	2,948,119	1,546,242
Shares redeemed	(5,355,068)	(14,766,457)	(13,038,155)
Net increase (decrease)	8,539,064	184,722,890	4,027,931
Institutional Class
Shares sold	12,269	87,064	615
Reinvestment of distributions	202	888	453
Shares redeemed	(1,488)	(7,870)	(7)
Net increase (decrease)	10,983	80,082	1,061

Annual Report

9. Share Transactions - continued

	Dollars
	One month ended August 31,	Years ended July 31,
	2006	2006	2005
Class A
Shares sold	$ 2,282,175	$ 4,048,068	$ 3,006,382
Reinvestment of distributions	16,100	174,112	44,746
Shares redeemed	(122,009)	(2,534,797)	(177,183)
Net increase (decrease)	$ 2,176,266	$ 1,687,383	$ 2,873,945
Class T
Shares sold	$ 1,891,613	$ 4,083,246	$ 6,767,881
Reinvestment of distributions	17,127	249,752	90,624
Shares redeemed	(254,833)	(5,305,428)	(1,215,824)
Net increase (decrease)	$ 1,653,907	$ (972,430)	$ 5,642,681
Class B
Shares sold	$ 156,534	$ 1,220,621	$ 2,105,652
Reinvestment of distributions	4,113	72,205	25,606
Shares redeemed	(126,159)	(1,585,560)	(204,667)
Net increase (decrease)	$ 34,488	$ (292,734)	$ 1,926,591
Class C
Shares sold	$ 322,468	$ 1,733,336	$ 682,289
Reinvestment of distributions	4,501	31,492	10,695
Shares redeemed	(11,362)	(646,689)	(156,875)
Net increase (decrease)	$ 315,607	$ 1,118,139	$ 536,109
Total Bond
Shares sold	$ 134,816,251	$ 1,999,048,539	$ 164,657,854
Reinvestment of distributions	8,775,005	30,457,852	16,406,907
Shares redeemed	(55,377,801)	(152,010,033)	(138,400,918)
Net increase (decrease)	$ 88,213,455	$ 1,877,496,358	$ 42,663,843
Institutional Class
Shares sold	$ 126,542	$ 891,633	$ 6,559
Reinvestment of distributions	2,101	9,142	4,801
Shares redeemed	(15,324)	(80,138)	(75)
Net increase (decrease)	$ 113,319	$ 820,637	$ 11,285

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (45)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 8.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,703,903 of distributions paid during the fiscal year ended August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Total Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Total Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Total Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Total Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-ANN-1006 446179.1.0
1.804581.103

Item 2. Code of Ethics

As of the end of the period, August 31, 2006, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Investment Grade Bond Fund and Fidelity Short-Term Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2006A	2005A
Fidelity Investment Grade Bond Fund	$58,000B	$82,000	$70,000
Fidelity Short-Term Bond Fund	$ 68,000B	$88,000	$80,000
All funds in the Fidelity Group of Funds audited by PwC	$13,300,000C	$12,500,000	$11,300,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

(b) Audit-Related Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Investment Grade Bond Fund	$0	$0	$0
Fidelity Short-Term Bond Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Investment Grade Bond Fund	$2,700	$2,700	$2,500
Fidelity Short-Term Bond Fund	$2,700	$2,700	$2,500
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the four months ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A,B	2005A	2005A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the four months ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Investment Grade Bond Fund	$2,200	$7,900	$6,800
Fidelity Short-Term Bond Fund	$1,700	$5,900	$5,900
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

For the four months ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$155,000	$450,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the four months ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed by PwC of $400,000A,B, $1,110,000 A and $1,375,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2006A	2005A
Covered Services	$10,000	$180,000	$475,000
Non-Covered Services	$390,000	$930,000	$900,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006

Item 2. Code of Ethics

As of the end of the period, August 31, 2006, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Total Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2006A	2005A
Fidelity Total Bond Fund	$48,000 B	$59,000	$46,000
All funds in the Fidelity Group of Funds audited by PwC	$13,300,000 C	$12,800,000	$11,600,000
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

(b) Audit-Related Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Total Bond Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Total Bond Fund	$2,500	$2,700	$2,500
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A,B	2006A	2005A
Fidelity Total Bond Fund	$300	$1,800	$1,700
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

For the one month ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2006A	2005A
PwC	$0	$155,000	$280,000
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the one month period ended August 31, 2006 and the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate fees billed by PwC of $3,000 A,B, $1,160,000A and $1,400,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2006A	2005A
Covered Services	$3,000	$160,000	$300,000
Non-Covered Services	$0	$1,000,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B	For the one month period ended August 31, 2006.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006